                                             1933 Act Registration No. 333-93883
                                             1940 Act Registration No. 811-09765

     As filed with the Securities and Exchange Commission on April 30, 2004

                                    FORM N-1A

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                          Pre-Effective Amendment No. __           [ ]
                          Post-Effective Amendment No. 10          [X]

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                                COMPANY ACT OF 1940                [X]

                                Amendment No. 10

                    FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
               (Exact Name of Registrant as Specified in Charter)

                               U.S. BANCORP CENTER
                                800 NICOLLET MALL
                           MINNEAPOLIS, MN 55402-7020
               (Address of Principal Executive Offices) (Zip Code)

                                 (612) 303-1606
              (Registrant's Telephone Number, including Area Code)

                                Richard J. Ertel
                                800 Nicollet Mall
                          Minneapolis, Minnesota 55402
                     (Name and Address of Agent for Service)

                                 with copies to
                              Kathleen L. Prudhomme
                               Dorsey & Whitney LLP
                              50 South Sixth Street
                          Minneapolis, Minnesota 55402

         It is proposed that this filing shall become effective (check appropriate box):

         [X] immediately upon filing pursuant to paragraph (b) of Rule 485
         [ ] on (date) pursuant to paragraph (b) of Rule 485
         [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
         [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
         [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
         [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

April 30, 2004
Prospectus
First American Insurance Portfolios, Inc.
Please note important information contained on the inside cover with respect to the closing of First American Insurance Portfolios, Inc.	ASSET CLASS ~ Income Funds Stock Funds

Insurance Portfolios Class IA Shares	Corporate Bond Portfolio Equity Income Portfolio International Portfolio Large Cap Growth Portfolio Mid Cap Growth Portfolio Small Cap Growth Portfolio Technology Portfolio

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these portfolios, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

Table of

Contents

Portfolio Summaries

Corporate Bond Portfolio

Equity Income Portfolio

International Portfolio

Large Cap Growth Portfolio

Mid Cap Growth Portfolio

Small Cap Growth Portfolio

Technology Portfolio

Policies & Services

Buying and Selling Shares

Managing Your Investment

Additional Information

Management

More About The Portfolios

Financial Highlights

For More Information

Closing of First American Insurance Portfolios, Inc.

Closing of the Fund to Investment

The Board of Directors of First American Insurance Portfolios, Inc. (the “Fund”) voted, effective April 12, 2004, to suspend the sale of shares of each of the portfolios of the Fund to investors who currently do not have insurance contracts that offer the Fund as an investment. No new purchases of shares of an individual portfolio will be allowed other than to investors who currently have insurance contracts that offer the Fund as an investment.

Development of Plan of Liquidation and Termination of the Fund

The Board of Directors also determined to develop a Plan of Liquidation and Termination (the “Plan”) to liquidate each portfolio of the Fund before the end of 2004. The Plan is required to be approved by the Board of Directors and by the shareholders of the applicable portfolio before it may be implemented. At this time, the Board of Directors has not set a date for the shareholder meeting. Once a meeting date has been set, all persons who are shareholders of record as of the record date set by the Board of Directors will be entitled to vote on the Plan. If the shareholders approve the Plan, the Fund anticipates liquidating by the end of 2004 and all shares of the portfolios will be redeemed. More information about the proposed liquidation will be provided to shareholders once a meeting date has been set.

Potential Use of Temporary Investment Strategy

The Fund expects that most or all shareholders will decide to redeem their shares in the portfolios prior to the liquidation of the Fund. As a result, the Fund expects the total assets of each portfolio to reach a level at which the portfolio can no longer meet its investment objectives while maintaining an adequate level of diversification and liquidity. If such a level is reached for a given portfolio, the Fund intends to invest the assets of that portfolio in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the portfolios’ advisor.

Elimination of Expense Cap

The Board of Directors also concurred in the advisor’s decision to eliminate the expense cap that is currently in place for each of the portfolios of the Fund effective September 1, 2004. As a result, once the expense cap has been eliminated, the expenses paid by each portfolio of the Fund are expected to increase substantially.

Portfolio Summaries

Introduction

This section of the prospectus describes the objectives of the portfolios, summarizes the main investment strategies used by each portfolio in trying to achieve its objective , and highlights the risks involved with these strategies. (Note that individual investors cannot purchase shares of the portfolios directly. Shares of the portfolios may be purchased only by the separate accounts of participating insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.)

An investment in the portfolios is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus –	First American Insurance Portfolios Class IA Shares

Portfolio Summaries

Corporate Bond PORTFOLIO

Objective

Corporate Bond Portfolio’s objective is to provide investors with a high level of current income consistent with prudent risk to capital.

Main Investment Strategies

Under normal market conditions, Corporate Bond Portfolio will invest primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in corporate debt obligations , including obligations issued by special-purpose entities that are backed by corporate debt obligations . The portfolio may also invest in a combination of:

  U.S. dollar-denominated debt obligations of foreign governments.
  securities issued or guaranteed by the U.S. government or its agencies and instrumentalities.
  mortgage- and asset-backed securities.

Portfolio managers employ bottom-up and top-down investment disciplines. Relative value analysis, in combination with fundamental credit research, is the foundation of the investment process. Judgments are made regarding trends in the economy and credit quality. Corporate bond supply-demand technicals are evaluated and relative value assessments are made across industries and by individual issuers. Positions are sold when other securities with more favorable risk/return profiles are identified or in anticipation of deteriorating credit quality not fully reflected in the market price.

The portfolio invests primarily in securities rated investment grade at the time of purchase or in unrated securities of comparable quality. However, up to 35% of the portfolio’s securities may be rated lower than investment grade at the time of purchase or unrated and of comparable quality (securities commonly referred to as “high-yield” securities or “junk bonds”). The portfolio will not invest in securities rated lower than B at the time of purchase or in unrated securities of equivalent quality. Unrated securities will not exceed 25% of the portfolio’s total assets. Quality determinations regarding these securities will be made by the portfolio’s advisor.

The portfolio may invest up to 25% of its total assets in foreign debt securities payable in U.S. dollars. These securities may be of the same type as the portfolio’s permissible investments in United States domestic securities.

Under normal market conditions the portfolio attempts to maintain a weighted average effective maturity for its portfolio securities of 15 years or less and an average effective duration of four to nine years. The portfolio’s weighted average effective maturity and average effective duration are measures of how the portfolio may react to interest rate changes.

The portfolio may utilize derivatives such as options, futures contracts, options on futures contracts , interest rate caps and floors, interest rate, total return and credit default swap agreements, and options on the foregoing types of swap agreements. The fund may use these derivatives in an attempt to manage market or business risk or enhance the portfolio’s yield.

Main Risks

The price and yield of this portfolio will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this portfolio include:

Interest Rate Risk. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Effective maturity and effective duration, explained in “More About The Portfolios — Additional Investment Strategies of Corporate Bond Portfolio,” are measures of the portfolio’s interest rate risk.

Income Risk. The portfolio’s income could decline due to falling market interest rates.

Credit Risk. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

Call Risk. During periods of falling interest rates, a bond issuer may “call” — or repay — its high-yielding bonds before their maturity date. The portfolio would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the portfolio’s income.

Risks of Mortgage- and Asset-Backed Securities. Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the portfolio would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates. For additional explanation, see “Prepayment Risk” and “Extension Risk” in “More About The Portfolios — Additional Risks of Corporate Bond Portfolio.”

Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of High-Yield Securities. A significant portion of the portfolio may consist of lower-rated debt obligations, which are commonly called “high-yield” securities or “junk bonds.” High-yield securities generally have more volatile prices and carry more risk to principal than investment grade securities. High-yield securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary trading market may be less liquid.

Risks of Securities Lending. To generate additional income, the portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the portfolio engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments. The portfolio will suffer a loss in connection with its use of derivatives if interest rates, indices, or securities prices do not move in the direction anticipated by the portfolio’s advisor when entering into the derivative instruments or, in the case of credit default swaps, if the portfolio’s advisor does not correctly evaluate the creditworthiness of the company or companies on which the swap is based.

Prospectus –	First American Insurance Portfolios Class IA Shares

Portfolio Summaries

Corporate Bond PORTFOLIO continued

Portfolio Performance

Illustrations below provide you with information on the portfolio’s volatility and performance. Of course, the portfolio’s past performance is not necessarily an indication of how the portfolio will perform in the future.

The bar chart show s you how performance of the portfolio’s shares has varied from year to year. The table compares the portfolio’s performance over different time periods to that of the portfolio’s benchmark index, which is a broad measure of market performance. The benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Contract charges are not reflected in the portfolio’s performance. If these contract charges had been included, the performance of the portfolio would be reduced.

Corporate Bond PORTFOLIO

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1

6.39%	8.28%

2002	2003

Best Quarter: Quarter end ed :	June 30, 2003	5.57%
Worst Quarter: Quarter end ed :	March 31, 2002	(0.90)%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/0 3	Inception Date	One Year	Since Inception

Corporate Bond Portfolio (Class IA)	12/17/01	8.28%	7.37%

Merrill Lynch BBB-A U.S. Corporate Index[2]		8.88%	9.24%

1Total return for the period from 1/1/0 4 through 3/31/0 4 was 3.43%.

2An unmanaged index comprised of fixed-rate, dollar-denominated U.S. corporate securities with at least one year to final maturity. Securities must be rated BBB or A based on a composite of Moody’s and S&P ratings. Issues below $150 million and Rule 144A securities are excluded from the index. The since inception performance of the index is calculated from 12/31/01.

Prospectus –	First American Insurance Portfolios Class IA Shares

Portfolio Summaries

Equity Income PORTFOLIO

Objective

Equity Income Portfolio’s objective is long-term growth of capital and income.

Main Investment Strategies

Under normal market conditions, Equity Income Portfolio invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities of companies which the portfolio’s investment advisor believes are characterized by:

  the ability to pay above average dividends.
  the ability to finance expected growth.
  strong management.

The portfolio will attempt to maintain a dividend that will grow quickly enough to keep pace with inflation. As a result, higher-yielding equity securities will generally represent the core holdings of the portfolio. However, the portfolio also may invest in lower-yielding, higher growth equity securities if the advisor believes they will help balance the portfolio. The portfolio’s equity securities include common stocks and preferred stocks, and corporate debt securities which are convertible into common stocks. All securities held by the portfolio will provide current income at the time of purchase.

The portfolio invests in convertible debt securities in pursuit of both long-term growth of capital and income. The securities’ conversion features provide long-term growth potential, while interest payments on the securities provide income. The portfolio may invest in convertible debt securities without regard to their ratings, and therefore may hold convertible debt securities which are rated lower than investment grade. In addition, the portfolio may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the portfolio’s return.

Up to 25% of the portfolio’s total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the portfolio’s permissible investments in United States domestic securities.

Main Risks

The value of your investment in this portfolio will change daily, which means you could lose money. The main risks of investing in this portfolio include:

Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

Interest Rate Risk. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Credit Risk. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

Risks of Non-Investment Grade Securities. The portfolio may invest in securities which are rated lower than investment grade. These securities, which are commonly called “high-yield” securities or “junk bonds,” generally have more volatile prices and carry more risk to principal than investment grade securities. High-yield securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary trading market may be less liquid.

Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending. To generate additional income, the portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the portfolio engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments. The portfolio will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the portfolio’s advisor when entering into the derivative instruments.

Prospectus –	First American Insurance Portfolios Class IA Shares

Portfolio Summaries

Equity Income PORTFOLIO continued

Portfolio Performance

Illustrations below provide you with information on the portfolio’s volatility and performance. Of course, the portfolio’s past performance is not necessarily an indication of how the portfolio will perform in the future.

The bar chart shows you how performance of the portfolio’s shares has varied from year to year. The table compares the portfolio’s performance over different time periods to that of the portfolio’s benchmark index, which is a broad measure of market performance. The benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Contract charges are not reflected in the portfolio’s performance. If these contract charges had been included, the performance of the portfolio would be reduced.

Equity Income PORTFOLIO

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1,2

9.35%	2.51%	14.64%	–3.80%	–17.11%	27.05%

1998	1999	2000	2001	2002	2003

Best Quarter: Quarter end ed :	June 30, 2003	17.12%
Worst Quarter: Quarter end ed :	September 30, 2002	(16.84)%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/0 3 [2]	Inception Date	One Year	Five Years	Since Inception

Equity Income Portfolio (Class IA)	7/1/97	27.05%	3.55%	6.07%

Standard & Poor’s 500 Composite Index[3]		28.68%	(0.57)%	5.10%

1Total return for the period from 1/1/0 4 through 3/31/0 4 was 1.55%.

2On 12/17/01, the Equity Income Portfolio became the successor by merger to the Firstar Equity Income Portfolio, a series of Met Investors Series Trust. Prior to the merger, Equity Income Portfolio had no assets or liabilities. Performance presented prior to 12/17/01 represents that of the Firstar Equity Income Portfolio. On 2/12/01, the Firstar Equity Income Portfolio became the successor by merger to a series of Cova Series Trust. Prior to the merger, the Firstar Equity Income Portfolio had no assets or liabilities. Performance presented prior to 2/12/01 represents that of the Cova Series Trust series.

3An unmanaged index of large-capitalization stocks. The since inception performance of the index is calculated from 6/30/97.

Prospectus –	First American Insurance Portfolios Class IA Shares

Portfolio Summaries

International PORTFOLIO

Objective

International Portfolio has an objective of long-term growth of capital.

Main Investment Strategies

Under normal market conditions, International Portfolio invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities that trade in markets other than the United States. These securities generally are issued by companies:

  that are domiciled in countries other than the United States, or that derive at least 50% of either their revenues or their pre-tax income from activities outside of the United States.

Normally, the portfolio will invest in securities traded in at least three foreign countries.

Stocks are selected by determining which companies represent the best values relative to their long-term growth prospects and local markets through the use of a screening tool that focuses on valuation ranges. Focus is placed on companies with steady, sustainable earnings growth rates that sell at a multiple lower than the average for that growth rate in the local market. Fundamental analysis is another important factor in terms of evaluating companies’ balance sheets, market share, and strength of management.

Up to 15% of the portfolio’s total assets may be invested in equity securities of emerging markets issuers. A country is considered to have an “emerging market” if it has a relatively low gross national product per capita compared to the world’s major economies, and the potential for a rapid economic growth.

Equity securities in which the portfolio invests include common and preferred stock. In addition, the portfolio may invest in securities representing underlying international securities, such as American Depositary Receipts and European Depositary Receipts, and in securities of other investment companies.

In order to hedge against adverse movements in currency exchange rates, the portfolio may enter into forward foreign currency exchange contracts. In addition, the portfolio may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the portfolio’s return.

Main Risks

The value of your investment in this portfolio will change daily, which means you could lose money. The main risks of investing in this portfolio include:

Risks of Equity Securities. Equity securities may decline significantly in price over short or extended periods of time. Price changes may occur in the world market as a whole, or they may occur in only a particular country, company, industry, or sector of the world market.

Risks of International Investing. International investing involves risks not typically associated with domestic investing. Because of these risks, and because of the sub-advisor’s ability to invest substantial portions of the portfolio’s assets in a small number of countries, the portfolio may be subject to greater volatility than mutual portfolios that invest principally in domestic securities. Risks of international investing include adverse currency fluctuations, potential political and economic instability, limited liquidity and volatile prices of non-U.S. securities, limited availability of information regarding non-U.S. companies, investment and repatriation restrictions, and foreign taxation.

Risks of Emerging Markets. The risks of international investing are particularly significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

Risks of Smaller-Capitalization Companies. Stocks of smaller-capitalization companies involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or of market averages in general.

Risks of Foreign Currency Hedging Transactions. If the sub-advisor’s forecast of exchange rate movements is incorrect, the portfolio may realize losses on its foreign currency transactions. In addition, the portfolio’s hedging transactions may prevent the portfolio from realizing the benefits of a favorable change in the value of foreign currencies.

Risks of Securities Lending. To generate additional income, the portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the portfolio engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments. The portfolio will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the portfolio’s advisor when entering into the derivative instruments.

Prospectus –	First American Insurance Portfolios Class IA Shares

Portfolio Summaries

International PORTFOLIO continued

Portfolio Performance

Illustrations below provide you with information on the portfolio’s volatility and performance. Of course, the portfolio’s past performance is not necessarily an indication of how the portfolio will perform in the future.

The bar chart shows you how performance of the portfolio’s shares has varied from year to year. The table compares the portfolio’s performance over different time periods to that of the portfolio’s benchmark index, which is a broad measure of market performance. The benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Contract charges are not reflected in the portfolio’s performance. If these contract charges had been included, the performance of the portfolio would be reduced.

International PORTFOLIO

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1,2

–24.52%	–19.14%	37.54%

2001	2002	2003

Best Quarter: Quarter end ed :	June 30, 2003	19.50%
Worst Quarter: Quarter end ed :	September 30, 2002	(19.14)%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/0 3 [2]	Inception Date	One Year	Since Inception

International Portfolio (Class IA)	4/28/00	37.54%	(9.99)%

Morgan Stanley Capital International Europe, Australasia, Far East Index[3]		39.17%	(4.64)%

1Total return for the period from 1/1/0 4 through 3/31/0 4 was 2.26%.

2On 7/1/01, Clay Finlay Inc. was hired as sub-advisor to manage the portfolio’s assets.

3An unmanaged index including approximately 1, 0 00 companies representing the stock markets of 21 countries in Europe, Australasia, and the Far East. The since inception performance of the index is calculated from 4/30/00.

Prospectus –	First American Insurance Portfolios Class IA Shares

Portfolio Summaries

Large Cap Growth PORTFOLIO

Objective

Large Cap Growth Portfolio’s objective is long-term growth of capital.

Main Investment Strategies

Under normal market conditions, Large Cap Growth Portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations within the range of market capitalizations of companies constituting the Russell 1000 Index. This index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. While the market capitalizations of companies in the Russell 1000 Index ranged from approximately $ 670  million to $ 311.2 billion as of March 31, 200 4 , the advisor typically invests in common stocks that have market capitalizations of at least $3 billion at the time of purchase.

The advisor selects companies that it believes exhibit the potential for superior growth based on factors such as:

  above average growth in revenue and earnings.
  strong competitive position.
  strong management.
  sound financial condition.

In addition, the portfolio may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the portfolio’s return.

Up to 25% of the portfolio’s total assets may be invested in securities of foreign issuers that are either listed on a U.S. stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the portfolio’s permissible investments in U.S. domestic securities.

Main Risks

The value of your investment in this portfolio will change daily, which means you could lose money. The main risks of investing in this portfolio include:

Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or large-capitalization stocks may underperform the market as a whole.

Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending. To generate additional income, the portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the portfolio engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments. The portfolio will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the portfolio’s advisor when entering into the derivative instruments.

Prospectus –	First American Insurance Portfolios Class IA Shares

Portfolio Summaries

Large Cap Growth PORTFOLIO continued

Portfolio Performance

Illustrations below provide you with information on the portfolio’s volatility and performance. Of course, the portfolio’s past performance is not necessarily an indication of how the portfolio will perform in the future.

The bar chart shows you how performance of the portfolio’s shares has varied from year to year. The table compares the portfolio’s performance over different time periods to that of the portfolio’s benchmark index, which is a broad measure of market performance. The benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Contract charges are not reflected in the portfolio’s performance. If these contract charges had been included, the performance of the portfolio would be reduced.

Large Cap Growth PORTFOLIO

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1

–30.60%	–29.72%	23.27%

2001	2002	2003

Best Quarter: Quarter end ed :	December 31, 2001	12.23%
Worst Quarter: Quarter end ed :	March 31, 2001	(24.52)%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/0 3	Inception Date	One Year	Since Inception

Large Cap Growth Portfolio (Class IA)	4/28/00	23.27%	(17.44)%

Russell 1000 Growth Index[2]		29.75%	(14.37)%

1Total return for the period from 1/1/ 04 through 3/31/ 04 was 2.42%.

2The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represent approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The since inception performance of the index is calculated from 4/30/00.

Prospectus –	First American Insurance Portfolios Class IA Shares

Portfolio Summaries

Mid Cap Growth PORTFOLIO

Objective

Mid Cap Growth Portfolio has an objective of capital appreciation.

Main Investment Strategies

Under normal market conditions, Mid Cap Growth Portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index . This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of March 31, 200 4 , market capitalizations of companies in the Russell Midcap Index ranged from approximately $ 670 million to $ 18.2 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

  above average growth in revenue and earnings.
  strong competitive position.
  strong management.
  sound financial condition.

In addition, the portfolio may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the portfolio’s return.

Under certain market conditions, the portfolio may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called “hot issues” which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

Up to 25% of the portfolio’s total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the portfolio’s permissible investments in United States domestic securities.

Main Risks

The value of your investment in this portfolio will change daily, which means you could lose money. The main risks of investing in this portfolio include:

Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or mid-cap stocks may underperform the market as a whole.

Risks of Mid-Cap Stocks. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

Risks of Initial Public Offerings (IPOs). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending. To generate additional income, the portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the portfolio engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments. The portfolio will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the portfolio’s advisor when entering into the derivative instruments.

Prospectus –	First American Insurance Portfolios Class IA Shares

Portfolio Summaries

Mid Cap Growth PORTFOLIO continued

Portfolio Performance

Illustrations below provide you with information on the portfolio’s volatility and performance. Of course, the portfolio’s past performance is not necessarily an indication of how the portfolio will perform in the future.

The bar chart show s you how performance of the portfolio’s shares has varied from year to year. The table compares the portfolio’s performance over different time periods to that of the portfolio’s benchmark index, which is a broad measure of market performance. The benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Contract charges are not reflected in the portfolio’s performance. If these contract charges had been included, the performance of the portfolio would be reduced.

Mid Cap Growth PORTFOLIO

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1

–29.25%	32.97%

2002	2003

Best Quarter: Quarter end ed :	June 30, 2003	13.49%
Worst Quarter: Quarter end ed :	June 30, 2002	(17.84)%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/0 3	Inception Date	One Year	Since Inception

Mid Cap Growth Portfolio (Class IA)	1/4/01	32.97%	(9.99)%

Russell Midcap Growth Index[2]		42.71%	(8.06)%

Standard & Poor’s MidCap 400 Index[3]		35.62%	4.19%

1Total return for the period from 1/1/ 04 through 3/31/ 04 was 6.03%.

2An unmanaged index that measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. Previously, the fund used the Standard & Poor’s MidCap 400 Index as a benchmark. Going forward, the fund will use the Russell Midcap Growth Index as a comparison, because its composition better matches the fund’s investment objective and strategies. The since inception performance of the index is calculated from 1/31/01.

3An unmanaged, capitalization weighted index that measures the performance of the mid-range sector of the U.S. stock market. The since inception performance of the index is calculated from 1/31/01.

Prospectus –	First American Insurance Portfolios Class IA Shares

Portfolio Summaries

Small Cap Growth PORTFOLIO

Objective

Small Cap Growth Portfolio has an objective of growth of capital.

Main Investment Strategies

Under normal market conditions, Small Cap Growth Portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of March 31, 200 4 , market capitalizations of companies in the Russell 2000 Index ranged from approximately $ 32 million to $ 2.8 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

  above average growth in revenue and earnings.
  strong competitive position.
  strong management.
  sound financial condition.

The portfolio may sell securities short to generate additional investment returns and to protect against price declines of securities in its portfolio. Securities sold short may not represent more than 25% of the portfolio’s total assets at the time of any short sale. In addition, the portfolio may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the portfolio’s return.

Under certain market conditions, the portfolio may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called “hot issues” which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

Up to 25% of the portfolio’s total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the portfolio’s permissible investments in United States domestic securities.

Main Risks

The value of your investment in this portfolio will change daily, which means you could lose money. The main risks of investing in this portfolio include:

Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or stocks of micro-capitalization companies may underperform the market as a whole.

Risks of Small-Cap Stocks. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

Risks of Initial Public Offerings (IPOs). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending. To generate additional income, the portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the portfolio engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risk of Selling Securities Short. If the portfolio does not own a security sold short, the portfolio will lose money if the security sold short increases in price between the date of the sale and the date on which the portfolio “closes out” the short position (by acquiring the security in the open market). The portfolio’s risk of loss also increases if the portfolio is not able to “close out” the short position at any particular time or at an acceptable price.

Risks of Derivative Instruments. The portfolio will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the portfolio’s advisor when entering into the derivative instruments.

Prospectus –	First American Insurance Portfolios Class IA Shares

Portfolio Summaries

Small Cap Growth PORTFOLIO continued

Portfolio Performance

Illustrations below provide you with information on the portfolio’s volatility and performance. Of course, the portfolio’s past performance is not necessarily an indication of how the portfolio will perform in the future.

The bar chart show s you how performance of the portfolio’s shares has varied from year to year. The table compares the portfolio’s performance over different time periods to that of the portfolio’s benchmark index, which is a broad measure of market performance. The benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Contract charges are not reflected in the portfolio’s performance. If these contract charges had been included, the performance of the portfolio would be reduced.

Small Cap Growth PORTFOLIO

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1

–29.94%	62.73%

2002	2003

Best Quarter: Quarter end ed :	June 30, 2003	31.56%
Worst Quarter: Quarter end ed :	September 30, 2002	(17.60)%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/ 03	Inception Date	One Year	Since Inception

Small Cap Growth Portfolio (Class IA)	1/4/01	62.73%	(1.63)%

Russell 2000 Growth Index[2]		48.54%	(4.67)%

1Total return for the period from 1/1/ 04 through 3/31/ 04 was 3.89%.

2An unmanaged index that measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The since inception performance of the index is calculated from 1/31/01.

Prospectus –	First American Insurance Portfolios Class IA Shares

Portfolio Summaries

Technology PORTFOLIO

Objective

Technology Portfolio has an objective of long-term growth of capital.

Main Investment Strategies

Under normal market conditions, Technology Portfolio invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies which the portfolio’s advisor believes either have, or will develop, products, processes, or services that will provide or will benefit significantly from technological innovations, advances, and improvements. These may include:

  inexpensive computing power, such as personal computers.
  improved methods of communications, such as satellite transmission.
  technology related services such as internet related marketing services.

The prime emphasis of the portfolio is to identify companies which the advisor believes are positioned to benefit from technological advances in areas such as semiconductors, computers, software, communications, health care, and online services. Companies in which the portfolio invests may include development stage companies (companies that do not have significant revenues) and small-capitalization companies. The advisor will generally select companies that it believes exhibit positive cash flow, a strong competitive position, strong, ongoing relationships with its customers, above-average growth in revenues, and a sound balance sheet. In addition, the portfolio may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the portfolio’s return.

Under certain market conditions, the portfolio may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called “hot issues” which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

Up to 25% of the portfolio’s total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the portfolio’s permissible investments in United States domestic securities.

Main Risks

The value of your investment in this portfolio will change daily, which means you could lose money. The main risks of investing in this portfolio include:

Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry, or sector of the market.

Risks of Non-Diversification. The portfolio is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified portfolio. Because a relatively high percentage of the portfolio’s assets may be invested in the securities of a limited number of issuers, and because those issuers will be in the same or related economic sectors, the portfolio’s securities may be more susceptible to any single economic, technological or regulatory occurrence than the securities of a diversified mutual fund.

Risks of the Technology Sector. Because the portfolio invests primarily in technology related stocks, it is particularly susceptible to risks associated with the technology industry. Competitive pressures may have a significant effect on the financial condition of companies in that industry.

Risks of Development Stage and Small-Cap Stocks. Stocks of development stage and small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of more established and larger-capitalization companies, and they may be expected to do so in the future.

Risks of Initial Public Offerings (IPOs). Companies involved in IPOs generally have limited operating histories and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending. To generate additional income, the portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the portfolio engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments. The portfolio will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the portfolio’s advisor when entering into the derivative instruments.

Prospectus –	First American Insurance Portfolios Class IA Shares

Portfolio Summaries

Technology PORTFOLIO continued

Portfolio Performance

Illustrations below provide you with information on the portfolio’s volatility and performance. Of course, the portfolio’s past performance is not necessarily an indication of how the portfolio will perform in the future.

The bar chart shows you how performance of the portfolio’s shares has varied from year to year. The table compares the portfolio’s performance over different time periods to that of the portfolio’s benchmark index, which is a broad measure of market performance. The benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Contract charges are not reflected in the portfolio’s performance. If these contract charges had been included, the performance of the portfolio would be reduced.

Technology PORTFOLIO

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1

–51.64%	–42.14%	53.70%

2001	2002	2003

Best Quarter: Quarter end ed :	December 31, 2001	44.33%
Worst Quarter: Quarter end ed :	March 31, 2001	(45.94)%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/ 03	Inception Date	One Year	Since Inception

Technology Portfolio (Class IA)	4/28/00	53.70%	(32.21)%

Merrill Lynch 100 Technology Index[2]		68.84%	(22.82)%

1Total return for the period from 1/1/ 04 through 3/31/ 04 was 2.81%.

2An equally weighted index of the 100 largest technology companies, as measured by market capitalization. The since inception performance of the index is calculated from 4/30/00.

Prospectus –	First American Insurance Portfolios Class IA Shares

Policies and Services

Buying and Selling Shares

Shares of the portfolios are only made available through separate investment accounts of participating insurance companies as an underlying investment for your variable annuity contract or variable life insurance policy. Individual investors cannot obtain shares of the portfolios directly. You can only invest in the portfolios if you owned an insurance contract that offered the portfolios as an investment option on April 11, 2004, and only so long as that contract remains in effect. If you are eligible to invest in the portfolios, please refer to the accompanying prospectus of the participating insurance company for more information on how to select the portfolios as an investment option.

Your participating insurance company is the portfolios’ designee for receipt of purchase orders for your variable annuity contract or variable life insurance policy. The portfolios do not impose any separate charge on the contract owners or policy holders (contract owners) for the purchase or redemption of shares. Participating insurance companies purchase or redeem shares for separate accounts at net asset value (NAV) without any sales or redemption charge. Any separate charges imposed by the participating insurance company are described in the accompanying prospectus of the participating insurance company. A participating insurance company may also impose certain restrictions or limitations on the allocation of purchase payment or contract value to the portfolios in a separate account. Prospective investors should consult the applicable participating insurance company prospectus for information regarding fees and expenses of the contract and separate account and any applicabl e restrictions or limitations.

The share price that applies to a purchase or redemption order of portfolio shares is based on the next calculation of the NAV per share that is made after the participating insurance company receives such order from the contract owner on a regular business day. See “Calculating Your Share Price” for more information. Only the participating insurance companies that hold portfolio shares in their separate accounts for the benefit of contract owners can place orders to purchase or redeem shares. Contract owners should not directly contact the portfolio to request a purchase or redemption of portfolio shares. Contract owners should refer to the instructions in the participating insurance company prospectus for more information.

Calculating Your Share Price. Your share price is based on the portfolio’s NAV per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central time) every day the exchange is open.

A portfolio’s NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of portfolio shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the portfolios’ Board of Directors.

Portfolios may hold securities that trade on weekends or other days when the portfolio does not price its shares. Therefore, the net asset value of a portfolio’s shares may change on days when shareholders will not be able to purchase or redeem their shares.

Managing Your Investment

Taxes. For a discussion of the tax status of a variable annuity contract or a variable life insurance policy, please consult your tax professional or refer to the accompanying prospectus of the participating insurance company. Because shares of the portfolios may be purchased only through insurance company separate accounts for variable annuity contracts and variable life insurance policies, dividends paid by the portfolio from net investment income and distributions (if any) of net realized short term and long term capital gains will be taxable, if at all, to the participating insurance company.

Because everyone’s tax situation is unique, always consult your tax professional about federal, state , and local tax consequences.

Dividends and Distributions. Dividends from the portfolios’ net investment income and distributions from the portfolios’ realized capital gains, if any, are declared and paid once each calendar year. The portfolios have no fixed dividend rate and cannot guarantee that dividends will be paid. Dividend and capital gain distributions will be reinvested in full or fractional shares of the portfolio paying the distribution at NAV.

Potential Conflicts of Interest

Shares of the portfolios may serve as the underlying investments for both variable annuity and variable life insurance contracts of various insurance companies. Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The portfolios currently do not foresee any such conflict. However, the Board of Directors of the portfolios intends to monitor events to identify any material conflicts that may arise and determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more participating insurance companies’ separate accounts might be required to withdraw its investments in the portfolios. This might force the portfolios to sell securities at disadvantageous prices.

Prospectus –	First American Insurance Portfolios Class IA Shares

Additional Information

Management

U.S. Bancorp Asset Management, Inc., is the portfolios’ investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of March 31, 200 4 , U.S. Bancorp Asset Management and its affiliates had more than $ 122 billion in assets under management, including investment company assets of more than $ 57 billion. As investment advisor, U.S. Bancorp Asset Management manages the portfolios’ business and investment activities, subject to the authority of the portfolios’ board of directors.

Each portfolio pays the investment advisor a monthly fee for providing investment advisory services. For the fiscal year ended December 31, 2003, after taking into account voluntary fee waivers by the investment advisor, no investment advisory fees were paid to the investment advisor. The table below reflects the contractual advisory fee rates for the most recently completed fiscal year. Effective September 1, 2004, the investment advisor will no longer waive advisory fees and will begin to receive monthly fees at these contractual fee rates.

Advisory fee , before waiver, as a percentage of average daily net assets

Corporate Bond Portfolio	0.70%
Equity Income Portfolio	0.65%
International Portfolio	1.10%
Large Cap Growth Portfolio	0.65%
Mid Cap Growth Portfolio	0.70%
Small Cap Growth Portfolio	0.70%
Technology Portfolio	0.70%

Investment Advisor

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

Sub-Advisor

Clay Finlay Inc.
200 Park Avenue
New York, New York 10166

Clay Finlay Inc. (Clay Finlay) is the sub-advisor to the International Portfolio and is responsible for the investment and reinvestment of the portfolio’s assets and the placement of brokerage transactions for the portfolio. Clay Finlay has been retained by the portfolio’s investment advisor and is paid a portion of the advisory fee.

Clay Finlay, an international equity investment management firm headquartered in New York, was founded in 1982, and has a network of offices in London, Geneva, Melbourne and Tokyo. International equity investment management has always been Clay Finlay’s only business. Clay Finlay offers a full range of global, international (diversified and concentrated), and regional (Europe, Continental Europe, Japan, Pacific Basin ex Japan, and Global Emerging Markets) equity mandates. Clay Finlay is a wholly owned subsidiary of Old Mutual plc. Old Mutual is a publicly owned international financial services group listed on the London Stock Exchange. As of March 31, 200 4 , Clay Finlay had more than $7. 6 billion in assets under management.

Portfolio Management

Each portfolio’s investments are managed by a team of persons associated with U.S. Bancorp Asset Management, or, in the case of International Portfolio, by a team of persons associated with Clay Finlay.

Prospectus –	First American Insurance Portfolios Class IA Shares

Additional Information

More About The Portfolios

As a result of the planned closing of the portfolios, described on the inside cover of this prospectus, it is expected that most or all shareholders will decide to redeem their shares in the portfolios prior to the liquidation of First American Insurance Portfolios, Inc. (the “Fund”). As a result, the Fund expects the total assets of each portfolio to reach a level at which the portfolio can no longer meet its investment objectives while maintaining an adequate level of diversification and liquidity. If such a level is reached for a given portfolio, the Fund intends to invest the assets of that portfolio in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the portfolios’ advisor.

Objectives

The portfolios’ objectives, which are described in the “Portfolio Summaries” section, may be changed without shareholder approval. If a portfolio’s objective changes, you will be notified at least 60 days in advance. Please remember: There is no guarantee that any portfolio will achieve its objective.

Investment Strategies

The portfolios’ main investment strategies are discussed in the “Portfolio Summaries” section. These are the strategies that the portfolios’ investment advisor believes are most likely to be important in trying to achieve the portfolios’ objectives. You should be aware that each portfolio may also use strategies and invest in securities that are not described in this Prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call your participating insurance company.

Temporary Investments. In an attempt to respond to adverse market, economic, political or other conditions, each portfolio may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the portfolios’ advisor. Being invested in these securities may keep a mutual fund from participating in a market upswing and prevent the portfolio from achieving its investment objective .

Portfolio Turnover. Investment managers for the portfolios may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Active trading may increase the amount of commissions or mark-ups to broker-dealers that the portfolio pays when it buys and sells securities. The “Financial Highlights” section of this prospectus shows each portfolio’s historical portfolio turnover rate.

Additional Investment Strategies of Corporate Bond Portfolio

Effective Maturity. Effective maturity differs from actual stated or final maturity, which may be substantially longer. In calculating effective maturity, the advisor estimates the effect of expected principal payments and call provisions on securities held in the portfolio. Effective maturity provides the advisor with a better estimate of interest rate risk under normal market conditions, but may underestimate interest rate risk in an environment of adverse (rising) interest rates.

Effective Duration. Effective duration, one measure of interest rate risk, measures how much the value of a security is expected to change with a given change in interest rates. The longer a security’s effective duration, the more sensitive its price to changes in interest rates. For example, if interest rates were to increase by one percentage point, the market value of a bond with an effective duration of five years would decrease by 5%, with all other factors being constant. However, all other factors are rarely constant. Effective duration is based on assumptions and subject to a number of limitations. It is most useful when interest rate changes are small, rapid and occur equally in short-term and long-term securities. In addition, it is difficult to calculate precisely for bonds with prepayment options, such as mortgage- and asset-backed securities, because the calculation requires assumptions about prepayment rates. For these reasons, the effective durations of a portfolio which invest s a significant portion of its assets in these securities can be greatly affected by changes in interest rates.

Risks

The main risks of investing in the portfolios are summarized in the “Portfolio Summaries” section. More information about portfolio risks is presented below.

Foreign Security Risk. Equity Income Portfolio, Large Cap Growth Portfolio, Mid Cap Growth Portfolio, Small Cap Growth Portfolio and Technology Portfolio may each invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. In addition, Corporate Bond Portfolio may invest up to 25% of its total assets in foreign debt securities payable in United States dollars. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economie s may differ favorably or unfavorably from the U.S. economy.

Risks of Active Management. Each portfolio is actively managed and performance therefore will reflect in part the advisor’s or sub-advisor’s ability to make investment decisions which are suited to achieving the portfolios’ respective investment

Prospectus –	First American Insurance Portfolios Class IA Shares

Additional Information

More About The Portfolios continued

objectives. Due to their active management, the portfolios could underperform other mutual funds with similar investment objectives.

Risks of Securities Lending. When a portfolio loans its securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the portfolios enter into loan arrangements only with institutions which the portfolios’ advisor has determined are creditworthy under guidelines established by the portfolios’ Board of Directors.

Risks of Derivative Instruments. The use of derivative instruments, such as options, futures contracts, and options on futures contracts, exposes a portfolio to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: the risk that securities prices will not move in the direction that the advisor anticipates; an imperfect correlation between the price of derivative instruments and movements in the prices of the securities being hedged; the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the portfolio’s initial investment in that instrument; and, particularly, in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the portfolio worse off than if it had not entered into the position. If a portfolio uses derivative instruments and the advisor’s judgment proves incorrect, the portfolio’s performance could be worse than if it had not used these instruments.

Additional Risks of Equity Income Portfolio, International Portfolio, Large Cap Growth Portfolio, Mid Cap Growth Portfolio, Small Cap Growth Portfolio, and Technology Portfolio

Market Risk. All stocks are subject to price movements due to changes in general economic conditions, changes in the level of prevailing interest rates, changes in investor perceptions of the market, or the outlook for overall corporate profitability.

Company Risk. Individual stocks can perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

Sector Risk. The stocks of companies within specific industries or sectors of the economy can periodically perform differently than the overall stock market. This can be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions of a particular industry or sector.

Risks of Mid-Cap Stocks. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk. Mid-cap companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Risks of Small-Cap Stocks. Stocks of small-cap companies involve substantial risk. These companies may lack the management expertise, financial resources, product diversification, and competitive strengths of larger companies. Prices of small-cap stocks may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of small-cap companies at the desired time and price.

Risks of the Technology Sector. Because Technology Portfolio invests primarily in technology related stocks, it is particularly susceptible to risks associated with the technology industry. Competitive pressures may have a significant effect on the financial condition of companies in this industry. For example, if technology continues to advance at an accelerated rate and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing.

Risks of Development Stage Companies. Technology Portfolio may have significant investments in development stage and small-capitalization companies (above). Stocks of development stage companies involve substantial risk. These companies may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. Their stock prices may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of development stage and small-capitalization companies at the desired time and price.

Risks of Initial Public Offerings (IPOs). Most IPOs involve a high degree of risk not normally associated with offerings of

Prospectus –	First American Insurance Portfolios Class IA Shares

Additional Information

More About The Portfolios continued

more seasoned companies. Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

Additional Risks of International Portfolio

Risks of International Investing. International Portfolio invests primarily in equity securities that trade in markets other than the United States. International investing involves risks not typically associated with U.S. investing. These risks include:

Currency Risk. Because foreign securities often trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect International Portfolio’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the portfolio.

Political and Economic Risks. International investing is subject to the risk of political, social or economic instability in the country of the issuer of a security, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets and nationalization of assets.

Foreign Tax Risk. International Portfolio’s income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, the portfolios also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax. To the extent foreign income taxes are paid by the portfolio, U.S. shareholders may be entitled to a credit or deduction for U.S. tax purposes. See the SAI for details.

Risk of Investment Restrictions. Some countries, particularly emerging markets, restrict to varying degrees foreign investment in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

Foreign Securities Market Risk. Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local brokers and financial institutions, the possibility of permanent or temporary termination of trading, and greater spreads between bid and asked prices for securities. In addition, non-U.S. stock exchanges and brokers are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

Information Risk. Non-U.S. companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements that apply to U.S. companies. As a result, less information may be available to investors concerning non-U.S. issuers. Accounting and financial reporting standards in emerging markets may be especially lacking.

Additional Risks of Corporate Bond Portfolioand Equity Income Portfolio

Interest Rate Risk. Debt securities in the portfolios will fluctuate in value with changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes. Securities which do not pay interest on a current basis, such as zero coupon securities and delayed interest securities, may be highly volatile as interest rates rise or fall. Payment-in-kind bonds, which pay interest in other securities rather than in cash, also may be highly volatile.

Credit Risk. Each portfolio is subject to the risk that the issuers of debt securities held by the portfolio will not make payments on the securities, or that the other party to a contract (such as a securities lending agreement or repurchase agreement) will default on its obligations. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the portfolio. Also, a change in the credit quality rating of a bond could affect the bond’s liquidity and make it more difficult for the portfolio to sell. When a portfolio purchases unrated securities, it will depend on the advisor’s analysis of credit risk more heavily than usual.

Risks of High-Yield Securities. A significant portion of Corporate Bond Portfolio’s assets may consist of lower-rated corporate debt obligations, which are commonly referred to as “high-yield” securities or “junk bonds.” Equity Income Portfolio may invest up to 25% in convertible debt securities rated lower than investment grade. Although these securities

Prospectus –	First American Insurance Portfolios Class IA Shares

Additional Information

More About The Portfolios continued

usually offer higher yields than investment grade securities, they also involve more risk. High-yield bonds may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. In addition, the secondary trading market may be less liquid. High-yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.

Liquidity Risk. The portfolios are exposed to liquidity risk because of their investments in high-yield bonds. Trading opportunities are more limited for debt securities that have received ratings below investment grade. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the portfolio may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the portfolio’s performance. Infrequent trading may also lead to greater price volatility.

Additional Risks of Corporate Bond Portfolio

Income Risk. The portfolio’s income could decline due to falling market interest rates. This is because, in a falling interest rate environment, the portfolio generally will have to invest the proceeds from sales of portfolio shares, as well as the proceeds from maturing portfolio securities (or portfolio securities that have been called, see “Call Risk,” or prepaid, see “Prepayment Risk”) in lower-yielding securities.

Call Risk. Many corporate bonds may be redeemed at the option of the issuer, or “called,” before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. The portfolio is subject to the possibility that during periods of falling interest rates, a bond issuer will call its high-yielding bonds. The portfolio would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the portfolio’s income.

Prepayment Risk. Mortgage-backed securities are secured by and payable from pools of mortgage loans. Similarly, asset-backed securities are supported by obligations such as automobile loans or home equity loans. These mortgages and other obligations generally can be prepaid at any time without penalty. As a result, mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that falling interest rates could cause prepayments of the securities to occur more quickly than expected. This occurs because, as interest rates fall, more homeowners refinance the mortgages underlying mortgage-related securities or prepay the debt obligations underlying asset-backed securities. A portfolio holding these securities must reinvest the prepayments at a time when interest rates are falling, reducing the income of the portfolio. In addition, when interest rates fall, prices on mortgage- and asset-backed securities may not rise as much as for o ther types of comparable debt securities because investors may anticipate an increase in prepayments.

Extension Risk. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, resulting in slower prepayments of the securities. This would, in effect, convert a short- or medium-duration mortgage- or asset-backed security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline.

Risks of Dollar Roll Transactions. In a dollar roll transaction, a portfolio sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date. Because the portfolio gives up the right to receive principal and interest paid on the securities sold, a mortgage dollar roll transaction will diminish the investment performance of a portfolio unless the difference between the price received for the securities sold and the price to be paid for the securities to be purchased in the future, plus any fee income received, exceeds any income, principal payments, and appreciation on the securities sold as part of the mortgage dollar roll. Whether mortgage dollar rolls will benefit a portfolio may depend upon the advisor’s ability to predict mortgage prepayments and interest rates. In addition, the use of mortgage dollar rolls by a portfolio increases the amount of the portfolio’s assets that are subject to market risk, which could increase the volatility of the price of the portfolio’s shares.

Prospectus –	First American Insurance Portfolios Class IA Shares

Additional Information

Financial Highlights

Financial Highlights

This information is intended to help you understand the financial performance of each portfolio’s Class IA shares for the period of operations for that class. Some of this information reflects financial results for a single portfolio share held throughout the period . Total returns in the tables represent the rate that you would have earned or lost on an investment in a portfolio, assuming you reinvested all your dividends and distributions.

The information for Equity Income Portfolio for the fiscal years ended December 31, 2003, December 31, 2002, and December 31, 2001, has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio’s financial statements, is included in the portfolio’s annual report, which is available upon request. The information for the fiscal years ended December 31, 2000 and earlier has been derived from financial statements audited by other auditors.

The information for Corporate Bond Portfolio, International Portfolio, Large Cap Growth Portfolio, Mid Cap Growth Portfolio, Small Cap Growth Portfolio, and Technology Portfolio for the fiscal periods ended December 31, 200 3 and earlier, has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolios’ financial statements, is included in the portfolios’ annual report, which is available upon request.

Corporate Bond PORTFOLIO

	Fiscal year ended December 31,		Fiscal period ended December 31, 2001[1]
	2003	2002

Per Share Data
Net Asset Value, Beginning of Period	$8.99	$8.86	$8.83

Investment Operations:
Net Investment Income	0.42	0.49	0.01
Realized and Unrealized Gains (Losses) on Investments	0.33	0.07	0.02

Total From Investment Operations	0.75	0.56	0.03

Less Distributions:
Dividends (from net investment income)	(0.42)	(0.43)	—
Distributions (from net realized gains)	—	—	—

Total Distributions	(0.42)	(0.43)	—

Net Asset Value, End of Period	$9.32	$8.99	$8.86

Total Return[2]	8.28%	6.39%	0.34%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$1	$1	$1
Ratio of Expenses to Average Net Assets	0.75%	0.75%	1.20%
Ratio of Net Investment Income to Average Net Assets	4.51%	5.58%	2.86%
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	1.97%	1.47%	1.76%
Ratio of Net Investment Income to Average Net Assets (excluding waivers and reimbursements)	3.29%	4.86%	2.30%
Portfolio Turnover Rate	90%	140%	47%

1Class IA shares have been offered since December 17, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

2 Total return would have been lower had certain expenses not been waived or reimbursed. If returns had taken into account insurance charges, performance would have been lower.

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Financial Highlights continued

Equity Income PORTFOLIO1

	Fiscal year ended December 31,
	2003	2002	2001	2000	1999

Per Share Data
Net Asset Value, Beginning of Period	$9.30	$11.50	$12.59	$11.17	$11.63

Investment Operations:
Net Investment Income	0.22	0.24	0.13	0.19	0.19
Realized and Unrealized Gains (Losses) on Investments	2.29	(2.20)	(0.63)	1.45	0.11

Total From Investment Operations	2.51	(1.96)	(0.50)	1.64	0.30

Less Distributions:
Dividends (from net investment income)	(0.21)	(0.24)	(0.12)	(0.18)	(0.19)
Distributions (from net realized gains)	—	—	(0.47)	(0.04)[2]	(0.57)

Total Distributions	(0.21)	(0.24)	(0.59)	(0.22)	(0.76)

Net Asset Value, End of Period	$11.60	$9.30	$11.50	$12.59	$11.17

Total Return [3]	27.05%	(17.11)%	(3.80)%	14.64%	2.51%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$17,286	$16,411	$24,049	$7,449	$6,971
Ratio of Expenses to Average Net Assets	0.85%	0.85%	1.10%	1.10%	1.10%
Ratio of Net Investment Income to Average Net Assets	1.96%	2.02%	1.02%	1.53%	1.85%
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	1.71%	1.21%	2.08%	2.15%	2.23%
Ratio of Net Investment Income to Average Net Assets (excluding waivers and reimbursements)	1.10%	1.66%	0.04%	0.48%	0.72%
Portfolio Turnover Rate	36%	70%	73%	32%	59%

1The financial highlights for the First American Equity Income Portfolio as set forth herein include the historical financial highlights of the Met Investors Series Trust — Firstar Equity Income Portfolio. The assets of the Met Investors Series Trust — Firstar Equity Income Portfolio were acquired by the First American Equity Income Portfolio on December 17, 2001. In connection with such acquisition, Class A shares of the Met Investors Series Trust — Firstar Equity Income Portfolio were exchanged for Class IA shares of the First American Equity Income Portfolio. Met Investors Series Trust — Firstar Equity Income Portfolio is the accounting survivor.

2Includes distributions in excess of net realized gains of $0.04 per share.

3 Total return would have been lower had certain expenses not been waived or reimbursed. If returns had taken into account insurance charges, performance would have been lower.

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Financial Highlights continued

International PORTFOLIO

	Fiscal year ended December 31,			Fiscal period ended December 31, 2000[3]
	2003[1]	2002	2001[2]

Per Share Data
Net Asset Value, Beginning of Period	$4.88	$6.06	$8.09	$10.00

Investment Operations:
Net Investment Income	0.04	0.02	0.08	—
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions	1.79	(1.18)	(2.06)	(1.91)

Total From Investment Operations	1.83	(1.16)	(1.98)	(1.91)

Less Distributions:
Dividends (from net investment income)	(0.07)	—	(0.03)	—
Distributions (from net realized gains)	—	—	—	—
Return of capital	—	(0.02)	(0.02)	—

Total Distributions	(0.07)	(0.02)	(0.05)	—

Net Asset Value, End of Period	$6.64	$4.88	$6.06	$8.09

Total Return[4]	37.54%	(19.14)%	(24.52)%	(19.10)%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$2,393	$1,955	$2,449	$3,396
Ratio of Expenses to Average Net Assets	1.35%	1.35%	1.35%	1.35%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.72%	0.45%	0.81%	(0.07)%
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	2.71%	2.86%	3.23%	5.23%
Ratio of Net Investment Loss to Average Net Assets (excluding waivers and reimbursements)	(0.64%)	(1.06)%	(1.07)%	(3.95)%
Portfolio Turnover Rate	72%	82%	183%	64%

1Per share data calculated using average shares outstanding method.

2Effective May 1, 2001, the existing shares were renamed Class IA.

3Portfolio commenced operations on April 28, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.

4 Total return would have been lower had certain expenses not been waived or reimbursed. If returns had taken into account insurance charges, performance would have been lower.

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Financial Highlights continued

Large Cap Growth PORTFOLIO

	Fiscal year ended December 31,			Fiscal period ended December 31, 2000[2]
	2003	2002	2001[1]

Per Share Data
Net Asset Value, Beginning of Period	$4.03	$5.74	$8.28	$10.00

Investment Operations:
Net Investment Income	0.01	—	0.01	—
Realized and Unrealized Gains (Losses) on Investments	0.93	(1.71)	(2.54)	(1.72)

Total From Investment Operations	0.94	(1.71)	(2.53)	(1.72)

Less Distributions:
Dividends (from net investment income)	(0.01)	—	(0.01)	—
Distributions (from net realized gains)	—	—	—	—

Total Distributions	(0.01)	—	(0.01)	—

Net Asset Value, End of Period	$4.96	$4.03	$5.74	$8.28

Total Return[3]	23.27%	(29.72)%	(30.60)%	(17.20)%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$2,703	$2,032	$2,301	$1,600
Ratio of Expenses to Average Net Assets	0.90%	0.90%	0.87%	0.80%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.19%	0.10%	0.09%	(0.07)%
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	1.87%	2.98%	3.59%	9.26%
Ratio of Net Investment Loss to Average Net Assets (excluding waivers and reimbursements)	(0.78%)	(1.98)%	(2.63)%	(8.53)%
Portfolio Turnover Rate	69%	66%	104%	30%

1Effective May 1, 2001, the existing shares were renamed Class IA.

2Portfolio commenced operations on April 28, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.

3 Total return would have been lower had certain expenses not been waived or reimbursed. If returns had taken into account insurance charges, performance would have been lower.

Mid Cap Growth PORTFOLIO

	Fiscal year ended December 31,		Fiscal period ended December 31, 2001[1,2]
	2003	2002

Per Share Data
Net Asset Value, Beginning of Period	$5.49	$7.76	$10.00

Investment Operations:
Net Investment Income	(0.02)	(0.03)	(0.02)
Realized and Unrealized Gains (Losses) on Investments	1.83	(2.24)	(2.22)

Total From Investment Operations	1.81	(2.27)	(2.24)

Less Distributions:
Dividends (from net investment income)	—	—	—
Distributions (from net realized gains)	—	—	—

Total Distributions	—	—	—

Net Asset Value, End of Period	$7.30	$5.49	$7.76

Total Return[3]	32.97%	(29.25)%	(22.40)%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$1,987	$1,041	$1,071
Ratio of Expenses to Average Net Assets	0.95%	0.95%	0.90%
Ratio of Net Investment Loss to Average Net Assets	(0.43)%	(0.58)%	(0.22)%
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	2.11%	6.11%	7.25%
Ratio of Net Investment Loss to Average Net Assets (excluding waivers and reimbursements)	(1.59)%	(5.74)%	(6.57)%
Portfolio Turnover Rate	118%	361%	280%

1Portfolio commenced operations on January 4, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

2Effective May 1, 2001, the existing shares were renamed Class IA.

3 Total return would have been lower had certain expenses not been waived or reimbursed. If returns had taken into account insurance charges, performance would have been lower.

Prospectus –	First American Insurance Portfolios Class IA Shares

Additional Information

Financial Highlights continued

Small Cap Growth PORTFOLIO

	Fiscal year ended December 31,		Fiscal period ended December 31, 2001[2,3]
	2003 [1]	2002

Per Share Data
Net Asset Value, Beginning of Period	$5.85	$8.35	$10.00

Investment Operations:
Net Investment Loss	(0.05)	(0.03)	(0.03)
Realized and Unrealized Gains (Losses) on Investments	3.72	(2.47)	(1.62)

Total From Investment Operations	3.67	(2.50)	(1.65)

Less Distributions:
Dividends (from net investment income)	—	—	—
Distributions (from net realized gains)	—	—	—

Total Distributions	—	—	—

Net Asset Value, End of Period	$9.52	$5.85	$8.35

Total Return[4]	62.73%	(29.94)%[5]	(16.50)%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$2,702	$1,070	$1,040
Ratio of Expenses to Average Net Assets	0.98%	0.98%	0.90%
Ratio of Net Investment Loss to Average Net Assets	(0.68%)	(0.48)%	(0.42)%
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	2.06%	4.80%	7.29%
Ratio of Net Investment Loss to Average Net Assets (excluding waivers and reimbursements)	(1.76)%	(4.30)%	(6.81)%
Portfolio Turnover Rate	157%	406%	283%

1Per share data calculated using average shares outstanding method.

2Portfolio commenced operations on January 4, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

3Effective May 1, 2001, the existing shares were renamed Class IA.

4 Total return would have been lower had certain expenses not been waived or reimbursed. If returns had taken into account insurance charges, performance would have been lower.

5In 2002, 0.84% of Class IA share’s total return was a result of the reimbursement by the advisor for a loss on a transaction not meeting the portfolio’s investment guidelines. Excluding the reimbursement, total return for Class IA shares would have been (30.78)%.

Prospectus –	First American Insurance Portfolios Class IA Shares

Additional Information

Financial Highlights continued

Technology PORTFOLIO

	Fiscal year ended December 31,			Fiscal period ended December 31, 2000[2]
	2003	2002	2001[1]

Per Share Data
Net Asset Value, Beginning of Period	$1.62	$2.80	$5.79	$10.00

Investment Operations:
Net Investment Loss	(0.01)	(0.02)	(0.01)	(0.01)
Realized and Unrealized Gains (Losses) on Investments	0.88	(1.16)	(2.98)	(4.20)

Total From Investment Operations	0.87	(1.18)	(2.99)	(4.21)

Less Distributions:
Dividends (from net investment income)	—	—	—	—
Distributions (from net realized gains)	—	—	—	—

Total Distributions	—	—	—	—

Net Asset Value, End of Period	$2.49	$1.62	$2.80	$5.79

Total Return[3]	53.70%	(42.14)%	(51.64)%	(42.10)%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$1,987	$898	$1,602	$1,447
Ratio of Expenses to Average Net Assets	0.98%	0.98%	0.90%	0.90%
Ratio of Net Investment Loss to Average Net Assets	(0.78)%	(0.75)%	(0.39)%	(0.18)%
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	2.19%	4.39%	4.60%	8.88%
Ratio of Net Investment Loss to Average Net Assets (excluding waivers and reimbursements)	(1.99)%	(4.16)%	(4.09)%	(8.16)%
Portfolio Turnover Rate	87%	269%	377%	149%

1Effective May 1, 2001, the existing shares were renamed Class IA.

2Portfolio commenced operations on April 28, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.

3 Total return would have been lower had certain expenses not been waived or reimbursed. If returns had taken into account insurance charges, performance would have been lower.

Prospectus –	First American Insurance Portfolios Class IA Shares

For More Information

More information about the portfolios is available in the portfolios’ Statement of Additional Information and annual and semiannual reports.

Statement of Additional Information (SAI)

The SAI provides more details about the portfolios and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

Annual and Semiannual Reports

Additional information about the portfolios’ investments will be available in the portfolios’ annual and semiannual reports to shareholders. In the portfolios’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the portfolios’ performance during their last fiscal year.

You can obtain a free copy of the portfolios’ SAI and/or free copies of the portfolios’ most recent annual or semiannual reports by calling your participating insurance company. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the portfolios is also available on the Internet. Text-only versions of portfolio documents can be viewed online or downloaded from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

First American Funds P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

SEC file number:   811-09765

FAIP-200 4

   First American Funds™

April 30, 2004
Prospectus
First American Insurance Portfolios, Inc.
Please note important information contained on the inside cover with respect to the closing of First American Insurance Portfolios, Inc.	ASSET CLASS ~ Income Funds Stock Funds

Insurance Portfolios Class IB Shares	Corporate Bond Portfolio Equity Income Portfolio International Portfolio Large Cap Growth Portfolio Mid Cap Growth Portfolio Small Cap Growth Portfolio Technology Portfolio

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these portfolios, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

Table of

Contents

Portfolio Summaries

Corporate Bond Portfolio

Equity Income Portfolio

International Portfolio

Large Cap Growth Portfolio

Mid Cap Growth Portfolio

Small Cap Growth Portfolio

Technology Portfolio

Policies & Services

Buying and Selling Shares

Managing Your Investment

Additional Information

Management

More About The Portfolios

Financial Highlights

For More Information

Closing of First American Insurance Portfolios, Inc.

Closing of the Fund to Investment

The Board of Directors of First American Insurance Portfolios, Inc. (the “Fund”) voted, effective April 12, 2004, to suspend the sale of shares of each of the portfolios of the Fund to investors who currently do not have insurance contracts that offer the Fund as an investment. No new purchases of shares of an individual portfolio will be allowed other than to investors who currently have insurance contracts that offer the Fund as an investment.

Development of Plan of Liquidation and Termination of the Fund

The Board of Directors also determined to develop a Plan of Liquidation and Termination (the “Plan”) to liquidate each portfolio of the Fund before the end of 2004. The Plan is required to be approved by the Board of Directors and by the shareholders of the applicable portfolio before it may be implemented. At this time, the Board of Directors has not set a date for the shareholder meeting. Once a meeting date has been set, all persons who are shareholders of record as of the record date set by the Board of Directors will be entitled to vote on the Plan. If the shareholders approve the Plan, the Fund anticipates liquidating by the end of 2004 and all shares of the portfolios will be redeemed. More information about the proposed liquidation will be provided to shareholders once a meeting date has been set.

Potential Use of Temporary Investment Strategy

The Fund expects that most or all shareholders will decide to redeem their shares in the portfolios prior to the liquidation of the Fund. As a result, the Fund expects the total assets of each portfolio to reach a level at which the portfolio can no longer meet its investment objectives while maintaining an adequate level of diversification and liquidity. If such a level is reached for a given portfolio, the Fund intends to invest the assets of that portfolio in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the portfolios’ advisor.

Elimination of Expense Cap

The Board of Directors also concurred in the advisor’s decision to eliminate the expense cap that is currently in place for each of the portfolios of the Fund effective September 1, 2004. As a result, once the expense cap has been eliminated, the expenses paid by each portfolio of the Fund are expected to increase substantially.

Portfolio Summaries

Introduction

This section of the prospectus describes the objectives of the portfolios, summarizes the main investment strategies used by each portfolio in trying to achieve its objective , and highlights the risks involved with these strategies. (Note that individual investors cannot purchase shares of the portfolios directly. Shares of the portfolios may be purchased only by the separate accounts of participating insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.)

An investment in the portfolios is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus –	First American Insurance Portfolios Class IB Shares

1

Portfolio Summaries

Corporate Bond PORTFOLIO

Objective

Corporate Bond Portfolio’s objective is to provide investors with a high level of current income consistent with prudent risk to capital.

Main Investment Strategies

Under normal market conditions, Corporate Bond Portfolio will invest primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in corporate debt obligations , including obligations issued by special-purpose entities that are backed by corporate debt obligations . The portfolio may also invest in a combination of:

  U.S. dollar-denominated debt obligations of foreign governments.
  securities issued or guaranteed by the U.S. government or its agencies and instrumentalities.
  mortgage- and asset-backed securities.

Portfolio managers employ bottom-up and top-down investment disciplines. Relative value analysis, in combination with fundamental credit research, is the foundation of the investment process. Judgments are made regarding trends in the economy and credit quality. Corporate bond supply-demand technicals are evaluated and relative value assessments are made across industries and by individual issuers. Positions are sold when other securities with more favorable risk/return profiles are identified or in anticipation of deteriorating credit quality not fully reflected in the market price.

The portfolio invests primarily in securities rated investment grade at the time of purchase or in unrated securities of comparable quality. However, up to 35% of the portfolio’s securities may be rated lower than investment grade at the time of purchase or unrated and of comparable quality (securities commonly referred to as “high-yield” securities or “junk bonds”). The portfolio will not invest in securities rated lower than B at the time of purchase or in unrated securities of equivalent quality. Unrated securities will not exceed 25% of the portfolio’s total assets. Quality determinations regarding these securities will be made by the portfolio’s advisor.

The portfolio may invest up to 25% of its total assets in foreign debt securities payable in U.S. dollars. These securities may be of the same type as the portfolio’s permissible investments in United States domestic securities.

Under normal market conditions the portfolio attempts to maintain a weighted average effective maturity for its portfolio securities of 15 years or less and an average effective duration of four to nine years. The portfolio’s weighted average effective maturity and average effective duration are measures of how the portfolio may react to interest rate changes.

The portfolio may utilize derivatives such as options, futures contracts, options on futures contracts , interest rate caps and floors, interest rate, total return and credit default swap agreements, and options on the foregoing types of swap agreements. The fund may use these derivatives in an attempt to manage market or business risk or enhance the portfolio’s yield.

Main Risks

The price and yield of this portfolio will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this portfolio include:

Interest Rate Risk. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Effective maturity and effective duration, explained in “More About The Portfolios — Additional Investment Strategies of Corporate Bond Portfolio,” are measures of the portfolio’s interest rate risk.

Income Risk. The portfolio’s income could decline due to falling market interest rates.

Credit Risk. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

Call Risk. During periods of falling interest rates, a bond issuer may “call” — or repay — its high-yielding bonds before their maturity date. The portfolio would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the portfolio’s income.

Risks of Mortgage- and Asset-Backed Securities. Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the portfolio would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates. For additional explanation, see “Prepayment Risk” and “Extension Risk” in “More About The Portfolios — Additional Risks of Corporate Bond Portfolio.”

Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of High-Yield Securities. A significant portion of the portfolio may consist of lower-rated debt obligations, which are commonly called “high-yield” securities or “junk bonds.” High-yield securities generally have more volatile prices and carry more risk to principal than investment grade securities. High-yield securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary trading market may be less liquid.

Risks of Securities Lending. To generate additional income, the portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the portfolio engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments. The portfolio will suffer a loss in connection with its use of derivatives if interest rates, indices, or securities prices do not move in the direction anticipated by the portfolio’s advisor when entering into the derivative instruments or, in the case of credit default swaps, if the portfolio’s advisor does not correctly evaluate the creditworthiness of the company or companies on which the swap is based.

Prospectus –	First American Insurance Portfolios Class IB Shares

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Portfolio Summaries

Corporate Bond PORTFOLIO continued

Portfolio Performance

Illustrations below provide you with information on the portfolio’s volatility and performance. Of course, the portfolio’s past performance is not necessarily an indication of how the portfolio will perform in the future.

The bar chart shows you how performance of the portfolio’s shares has varied from year to year. The table compares the portfolio’s performance over different time periods to that of the portfolio’s benchmark index, which is a broad measure of market performance. The benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Contract charges are not reflected in the portfolio’s performance. If these contract charges had been included, the performance of the portfolio would be reduced.

Corporate Bond PORTFOLIO

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1,2

8.74%	–1.42%	–4.81%	11.90%	8.25%	6.07%	8.04%

1997	1998	1999	2000	2001	2002	2003

Best Quarter: Quarter ended:	June 30, 2003	5.57%
Worst Quarter: Quarter ended:	September 30, 1999	(2.33)%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/ 03 [2]	Inception Date	One Year	Five Years	Since Inception

Corporate Bond Portfolio (Class IB)	1/3/97	8.04%	5.74%	5.10%

Merrill Lynch BBB-A U.S. Corporate Index[3]		8.88%	7.15%	7.87%

1Total return for the period from 1/1/0 4 through 3/31/0 4 was 3.44%.

2On 12/17/01, the Corporate Bond Portfolio became the successor by merger to the Ohio National Strategic Income Portfolio, a series of Ohio National Fund, Inc. Prior to the merger, Corporate Bond Portfolio had no assets or liabilities. Performance presented prior to 12/17/01 represents that of the Ohio National Strategic Income Portfolio.

3An unmanaged index comprised of fixed-rate, dollar-denominated U.S. corporate securities with at least one year to final maturity. Securities must be rated BBB or A based on a composite of Moody’s and S&P ratings. Issues below $150 million and Rule 144A securities are excluded from the index. The since inception performance of the index is calculated from 1/31/97.

Prospectus –	First American Insurance Portfolios Class IB Shares

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Portfolio Summaries

Equity Income PORTFOLIO

Objective

Equity Income Portfolio’s objective is long-term growth of capital and income.

Main Investment Strategies

Under normal market conditions, Equity Income Portfolio invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities of companies which the portfolio’s investment advisor believes are characterized by:

  the ability to pay above average dividends.
  the ability to finance expected growth.
  strong management.

The portfolio will attempt to maintain a dividend that will grow quickly enough to keep pace with inflation. As a result, higher-yielding equity securities will generally represent the core holdings of the portfolio. However, the portfolio also may invest in lower-yielding, higher growth equity securities if the advisor believes they will help balance the portfolio. The portfolio’s equity securities include common stocks and preferred stocks, and corporate debt securities which are convertible into common stocks. All securities held by the portfolio will provide current income at the time of purchase.

The portfolio invests in convertible debt securities in pursuit of both long-term growth of capital and income. The securities’ conversion features provide long-term growth potential, while interest payments on the securities provide income. The portfolio may invest in convertible debt securities without regard to their ratings, and therefore may hold convertible debt securities which are rated lower than investment grade. In addition, the portfolio may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the portfolio’s return.

Up to 25% of the portfolio’s total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the portfolio’s permissible investments in United States domestic securities.

Main Risks

The value of your investment in this portfolio will change daily, which means you could lose money. The main risks of investing in this portfolio include:

Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

Interest Rate Risk. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Credit Risk. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

Risks of Non-Investment Grade Securities. The portfolio may invest in securities which are rated lower than investment grade. These securities, which are commonly called “high-yield” securities or “junk bonds,” generally have more volatile prices and carry more risk to principal than investment grade securities. High-yield securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary trading market may be less liquid.

Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending. To generate additional income, the portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the portfolio engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments. The portfolio will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the portfolio’s advisor when entering into the derivative instruments.

Prospectus –	First American Insurance Portfolios Class IB Shares

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Portfolio Summaries

Equity Income PORTFOLIO continued

Portfolio Performance

Illustrations below provide you with information on the portfolio’s volatility and performance. Of course, the portfolio’s past performance is not necessarily an indication of how the portfolio will perform in the future.

The bar chart show s you how performance of the portfolio’s shares has varied from year to year. The table compares the portfolio’s performance over different time periods to that of the portfolio’s benchmark index, which is a broad measure of market performance. The benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Contract charges are not reflected in the portfolio’s performance. If these contract charges had been included, the performance of the portfolio would be reduced.

Equity Income PORTFOLIO

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1

–17.34%	26.67%

2002	2003

Best Quarter: Quarter ended:	June 30, 2003	17.14%
Worst Quarter: Quarter ended:	September 30, 2002	(16.87)%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/ 03	Inception Date	One Year	Since Inception

Equity Income Portfolio (Class IB)	12/17/01	26.67%	3.39%

Standard & Poor’s 500 Composite Index[2]		28.68%	0.12%

1Total return for the period from 1/1/ 04 through 3/31/ 04 was 1.55%.

2An unmanaged index of large-capitalization stocks. The since inception performance of the index is calculated from 12/31/01.

Prospectus –	First American Insurance Portfolios Class IB Shares

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Portfolio Summaries

International PORTFOLIO

Objective

International Portfolio has an objective of long-term growth of capital.

Main Investment Strategies

Under normal market conditions, International Portfolio invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities that trade in markets other than the United States. These securities generally are issued by companies:

  that are domiciled in countries other than the United States, or that derive at least 50% of either their revenues or their pre-tax income from activities outside of the United States.

Normally, the portfolio will invest in securities traded in at least three foreign countries.

Stocks are selected by determining which companies represent the best values relative to their long-term growth prospects and local markets through the use of a screening tool that focuses on valuation ranges. Focus is placed on companies with steady, sustainable earnings growth rates that sell at a multiple lower than the average for that growth rate in the local market. Fundamental analysis is another important factor in terms of evaluating companies’ balance sheets, market share, and strength of management.

Up to 15% of the portfolio’s total assets may be invested in equity securities of emerging markets issuers. A country is considered to have an “emerging market” if it has a relatively low gross national product per capita compared to the world’s major economies, and the potential for a rapid economic growth.

Equity securities in which the portfolio invests include common and preferred stock. In addition, the portfolio may invest in securities representing underlying international securities, such as American Depositary Receipts and European Depositary Receipts, and in securities of other investment companies.

In order to hedge against adverse movements in currency exchange rates, the portfolio may enter into forward foreign currency exchange contracts. In addition, the portfolio may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the portfolio’s return.

Main Risks

The value of your investment in this portfolio will change daily, which means you could lose money. The main risks of investing in this portfolio include:

Risks of Equity Securities. Equity securities may decline significantly in price over short or extended periods of time. Price changes may occur in the world market as a whole, or they may occur in only a particular country, company, industry, or sector of the world market.

Risks of International Investing. International investing involves risks not typically associated with domestic investing. Because of these risks, and because of the sub-advisor’s ability to invest substantial portions of the portfolio’s assets in a small number of countries, the portfolio may be subject to greater volatility than mutual portfolios that invest principally in domestic securities. Risks of international investing include adverse currency fluctuations, potential political and economic instability, limited liquidity and volatile prices of non-U.S. securities, limited availability of information regarding non-U.S. companies, investment and repatriation restrictions, and foreign taxation.

Risks of Emerging Markets. The risks of international investing are particularly significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

Risks of Smaller-Capitalization Companies. Stocks of smaller-capitalization companies involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or of market averages in general.

Risks of Foreign Currency Hedging Transactions. If the sub-advisor’s forecast of exchange rate movements is incorrect, the portfolio may realize losses on its foreign currency transactions. In addition, the portfolio’s hedging transactions may prevent the portfolio from realizing the benefits of a favorable change in the value of foreign currencies.

Risks of Securities Lending. To generate additional income, the portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the portfolio engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments. The portfolio will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the portfolio’s advisor when entering into the derivative instruments.

Prospectus –	First American Insurance Portfolios Class IB Shares

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Portfolio Summaries

International PORTFOLIO continued

Portfolio Performance

Illustrations below provide you with information on the portfolio’s volatility and performance. Of course, the portfolio’s past performance is not necessarily an indication of how the portfolio will perform in the future.

The bar chart show s you how performance of the portfolio’s shares has varied from year to year. The table compares the portfolio’s performance over different time periods to that of the portfolio’s benchmark index, which is a broad measure of market performance. The benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Contract charges are not reflected in the portfolio’s performance. If these contract charges had been included, the performance of the portfolio would be reduced.

International PORTFOLIO

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1,2

–19.56%	36.78%

2002	2003

Best Quarter: Quarter ended:	June 30, 2003	19.41%
Worst Quarter: Quarter ended:	September 30, 2002	(19.20)%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/ 03 [2]	Inception Date	One Year	Since Inception

International Portfolio (Class IB)	9/28/01	36.78%	6.87%

Morgan Stanley Capital International Europe, Australasia, Far East Index[3]		39.17%	10.65%

1Total return for the period from 1/1/ 04 through 3/31/ 04 was 2.27%.

2On 7/1/01, Clay Finlay Inc. was hired as sub-advisor to manage the portfolio’s assets.

3An unmanaged index including approximately 1,000 companies representing the stock markets of 21 countries in Europe, Australasia, and the Far East . The since inception performance of the index is calculated from 9/30/01.

Prospectus –	First American Insurance Portfolios Class IB Shares

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Portfolio Summaries

Large Cap Growth PORTFOLIO

Objective

Large Cap Growth Portfolio’s objective is long-term growth of capital.

Main Investment Strategies

Under normal market conditions, Large Cap Growth Portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations within the range of market capitalizations of companies constituting the Russell 1000 Index. This index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. While the market capitalizations of companies in the Russell 1000 Index ranged from approximately $ 670  million to $ 311.2 billion as of March 31, 200 4 , the advisor typically invests in common stocks that have market capitalizations of at least $3 billion at the time of purchase.

The advisor selects companies that it believes exhibit the potential for superior growth based on factors such as:

  above average growth in revenue and earnings.
  strong competitive position.
  strong management.
  sound financial condition.

In addition, the portfolio may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the portfolio’s return.

Up to 25% of the portfolio’s total assets may be invested in securities of foreign issuers that are either listed on a U.S. stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the portfolio’s permissible investments in U.S. domestic securities.

Main Risks

The value of your investment in this portfolio will change daily, which means you could lose money. The main risks of investing in this portfolio include:

Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or large-capitalization stocks may underperform the market as a whole.

Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending. To generate additional income, the portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the portfolio engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments. The portfolio will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the portfolio’s advisor when entering into the derivative instruments.

Prospectus –	First American Insurance Portfolios Class IB Shares

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Portfolio Summaries

Large Cap Growth PORTFOLIO continued

Portfolio Performance

Illustrations below provide you with information on the portfolio’s volatility and performance. Of course, the portfolio’s past performance is not necessarily an indication of how the portfolio will perform in the future.

The bar chart show s you how performance of the portfolio’s shares has varied from year to year. The table compares the portfolio’s performance over different time periods to that of the portfolio’s benchmark index, which is a broad measure of market performance. The benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Contract charges are not reflected in the portfolio’s performance. If these contract charges had been included, the performance of the portfolio would be reduced.

Large Cap Growth PORTFOLIO

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1

–30.13%	22.94%

2002	2003

Best Quarter: Quarter ended:	June 30, 2003	11.48%
Worst Quarter: Quarter ended:	June 30, 2002	(19.16)%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/ 03	Inception Date	One Year	Since Inception

Large Cap Growth Portfolio (Class IB)	5/2/01	22.94%	(12.64)%

Russell 1000 Growth Index[2]		29.75%	(6.18)%

1Total return for the period from 1/1/ 04 through 3/31/ 04 was 2.23%.

2The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represent approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The since inception performance of the index is calculated from 5/31/01.

Prospectus –	First American Insurance Portfolios Class IB Shares

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Portfolio Summaries

Mid Cap Growth PORTFOLIO

Objective

Mid Cap Growth Portfolio has an objective of capital appreciation.

Main Investment Strategies

Under normal market conditions, Mid Cap Growth Portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index . This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of March 31, 200 4 , market capitalizations of companies in the Russell Midcap Index ranged from approximately $ 670 million to $ 18.2 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

  above average growth in revenue and earnings.
  strong competitive position.
  strong management.
  sound financial condition.

In addition, the portfolio may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the portfolio’s return.

Under certain market conditions, the portfolio may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called “hot issues” which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

Up to 25% of the portfolio’s total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the portfolio’s permissible investments in United States domestic securities.

Main Risks

The value of your investment in this portfolio will change daily, which means you could lose money. The main risks of investing in this portfolio include:

Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or mid-cap stocks may underperform the market as a whole.

Risks of Mid-Cap Stocks. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

Risks of Initial Public Offerings (IPOs). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending. To generate additional income, the portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the portfolio engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments. The portfolio will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the portfolio’s advisor when entering into the derivative instruments.

Prospectus –	First American Insurance Portfolios Class IB Shares

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Portfolio Summaries

Mid Cap Growth PORTFOLIO continued

Portfolio Performance

Illustrations below provide you with information on the portfolio’s volatility and performance. Of course, the portfolio’s past performance is not necessarily an indication of how the portfolio will perform in the future.

The bar chart show s you how performance of the portfolio’s shares has varied from year to year. The table compares the portfolio’s performance over different time periods to that of the portfolio’s benchmark index, which is a broad measure of market performance. The benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Contract charges are not reflected in the portfolio’s performance. If these contract charges had been included, the performance of the portfolio would be reduced.

Mid Cap Growth PORTFOLIO

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1

–29.29%	32.66%

2002	2003

Best Quarter: Quarter ended:	June 30, 2003	13.73%
Worst Quarter: Quarter ended:	June 30, 2002	(17.86)%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/ 03	Inception Date	One Year	Since Inception

Mid Cap Growth Portfolio (Class IB)	5/2/01	32.66%	(8.57)%

Russell Midcap Growth Index[2]		42.71%	(1.93)%

Standard & Poor’s MidCap 400 Index[3]		35.62%	5.09%

1Total return for the period from 1/1/ 04 through 3/31/ 04 was 5.92%.

2An unmanaged index that measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. Previously, the fund used the Standard & Poor’s MidCap 400 Index as a benchmark. Going forward, the fund will use the Russell Midcap Growth Index as a comparison, because its composition better matches the fund’s investment objective and strategies. The since inception performance of the index is calculated from 5/31/01.

3An unmanaged, capitalization weighted index that measures the performance of the mid-range sector of the U.S. stock market. The since inception performance of the index is calculated from 5/31/01.

Prospectus –	First American Insurance Portfolios Class IB Shares

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Portfolio Summaries

Small Cap Growth PORTFOLIO

Objective

Small Cap Growth Portfolio has an objective of growth of capital.

Main Investment Strategies

Under normal market conditions, Small Cap Growth Portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of March 31, 200 4 , market capitalizations of companies in the Russell 2000 Index ranged from approximately $ 32 million to $ 2.8 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

  above average growth in revenue and earnings.
  strong competitive position.
  strong management.
  sound financial condition.

The portfolio may sell securities short to generate additional investment returns and to protect against price declines of securities in its portfolio. Securities sold short may not represent more than 25% of the portfolio’s total assets at the time of any short sale. In addition, the portfolio may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the portfolio’s return.

Under certain market conditions, the portfolio may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called “hot issues” which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

Up to 25% of the portfolio’s total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the portfolio’s permissible investments in United States domestic securities.

Main Risks

The value of your investment in this portfolio will change daily, which means you could lose money. The main risks of investing in this portfolio include:

Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or stocks of micro-capitalization companies may underperform the market as a whole.

Risks of Small-Cap Stocks. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

Risks of Initial Public Offerings (IPOs). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending. To generate additional income, the portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the portfolio engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risk of Selling Securities Short. If the portfolio does not own a security sold short, the portfolio will lose money if the security sold short increases in price between the date of the sale and the date on which the portfolio “closes out” the short position (by acquiring the security in the open market). The portfolio’s risk of loss also increases if the portfolio is not able to “close out” the short position at any particular time or at an acceptable price.

Risks of Derivative Instruments. The portfolio will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the portfolio’s advisor when entering into the derivative instruments.

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Portfolio Summaries

Small Cap Growth PORTFOLIO continued

Portfolio Performance

Illustrations below provide you with information on the portfolio’s volatility and performance. Of course, the portfolio’s past performance is not necessarily an indication of how the portfolio will perform in the future.

The bar chart show s you how performance of the portfolio’s shares has varied from year to year. The table compares the portfolio’s performance over different time periods to that of the portfolio’s benchmark index, which is a broad measure of market performance. The benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Contract charges are not reflected in the portfolio’s performance. If these contract charges had been included, the performance of the portfolio would be reduced.

Small Cap Growth PORTFOLIO

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1

–30.18%	62.44%

2002	2003

Best Quarter: Quarter ended:	June 30, 2003	31.49%
Worst Quarter: Quarter ended:	September 30, 2002	(17.77)%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/ 03	Inception Date	One Year	Since Inception

Small Cap Growth Portfolio (Class IB)	9/28/01	62.44%	13.96%

Russell 2000 Growth Index[2]		48.54%	12.63%

1Total return for the period from 1/1/ 04 through 3/31/ 04 was 3.80%.

2An unmanaged index that measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The since inception performance of the index is calculated from 9/30/01.

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Portfolio Summaries

Technology PORTFOLIO

Objective

Technology Portfolio has an objective of long-term growth of capital.

Main Investment Strategies

Under normal market conditions, Technology Portfolio invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies which the portfolio’s advisor believes either have, or will develop, products, processes, or services that will provide or will benefit significantly from technological innovations, advances, and improvements. These may include:

  inexpensive computing power, such as personal computers.
  improved methods of communications, such as satellite transmission.
  technology related services such as internet related marketing services.

The prime emphasis of the portfolio is to identify companies which the advisor believes are positioned to benefit from technological advances in areas such as semiconductors, computers, software, communications, health care, and online services. Companies in which the portfolio invests may include development stage companies (companies that do not have significant revenues) and small-capitalization companies. The advisor will generally select companies that it believes exhibit positive cash flow, a strong competitive position, strong, ongoing relationships with its customers, above-average growth in revenues, and a sound balance sheet. In addition, the portfolio may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the portfolio’s return.

Under certain market conditions, the portfolio may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called “hot issues” which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

Up to 25% of the portfolio’s total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the portfolio’s permissible investments in United States domestic securities.

Main Risks

The value of your investment in this portfolio will change daily, which means you could lose money. The main risks of investing in this portfolio include:

Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry, or sector of the market.

Risks of Non-Diversification. The portfolio is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified portfolio. Because a relatively high percentage of the portfolio’s assets may be invested in the securities of a limited number of issuers, and because those issuers will be in the same or related economic sectors, the portfolio’s securities may be more susceptible to any single economic, technological or regulatory occurrence than the securities of a diversified mutual fund.

Risks of the Technology Sector. Because the portfolio invests primarily in technology related stocks, it is particularly susceptible to risks associated with the technology industry. Competitive pressures may have a significant effect on the financial condition of companies in that industry.

Risks of Development Stage and Small-Cap Stocks. Stocks of development stage and small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of more established and larger-capitalization companies, and they may be expected to do so in the future.

Risks of Initial Public Offerings (IPOs). Companies involved in IPOs generally have limited operating histories and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending. To generate additional income, the portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the portfolio engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments. The portfolio will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the portfolio’s advisor when entering into the derivative instruments.

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Portfolio Summaries

Technology PORTFOLIO continued

Portfolio Performance

Illustrations below provide you with information on the portfolio’s volatility and performance. Of course, the portfolio’s past performance is not necessarily an indication of how the portfolio will perform in the future.

The bar chart show s you how performance of the portfolio’s shares has varied from year to year. The table compares the portfolio’s performance over different time periods to that of the portfolio’s benchmark index, which is a broad measure of market performance. The benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Contract charges are not reflected in the portfolio’s performance. If these contract charges had been included, the performance of the portfolio would be reduced.

Technology PORTFOLIO

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1

–42.86%	53.13%

2002	2003

Best Quarter: Quarter ended:	June 30, 2003	28.29%
Worst Quarter: Quarter ended:	September 30, 2002	(28.11)%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/ 03	Inception Date	One Year	Since Inception

Technology Portfolio (Class IB)	9/28/01	53.13%	10.89%

Merrill Lynch 100 Technology Index[2]		68.84%	15.89%

1Total return for the period from 1/1/ 04 through 3/31/ 04 was 2.86%.

2An equally weighted index of the 100 largest technology companies, as measured by market capitalization. The since inception performance of the index is calculated from 9/30/01.

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Policies and Services

Buying and Selling Shares

Shares of the portfolios are only made available through separate investment accounts of participating insurance companies as an underlying investment for your variable annuity contract or variable life insurance policy. Individual investors cannot obtain shares of the portfolios directly. You can only invest in the portfolios if you owned an insurance contract that offered the portfolios as an investment option on April 11, 2004, and only so long as that contract remains in effect. If you are eligible to invest in the portfolios, please refer to the accompanying prospectus of the participating insurance company for more information on how to select the portfolios as an investment option.

Your participating insurance company is the portfolios’ designee for receipt of purchase orders for your variable annuity contract or variable life insurance policy. The portfolios do not impose any separate charge on the contract owners or policy holders (contract owners) for the purchase or redemption of shares. Participating insurance companies purchase or redeem shares for separate accounts at net asset value (NAV) without any sales or redemption charge. Any separate charges imposed by the participating insurance company are described in the accompanying prospectus of the participating insurance company. A participating insurance company may also impose certain restrictions or limitations on the allocation of purchase payment or contract value to the portfolios in a separate account. Prospective investors should consult the applicable participating insurance company prospectus for information regarding fees and expenses of the contract and separate account and any applicable restrictions or limitations.

The share price that applies to a purchase or redemption order of portfolio shares is based on the next calculation of the NAV per share that is made after the participating insurance company receives such order from the contract owner on a regular business day. See “Calculating Your Share Price” for more information. Only the participating insurance companies that hold portfolio shares in their separate accounts for the benefit of contract owners can place orders to purchase or redeem shares. Contract owners should not directly contact the portfolio to request a purchase or redemption of portfolio shares. Contract owners should refer to the instructions in the participating insurance company prospectus for more information.

Calculating Your Share Price. Your share price is based on the portfolio’s NAV per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central time) every day the exchange is open.

A portfolio’s NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of portfolio shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the portfolios’ Board of Directors.

Portfolios may hold securities that trade on weekends or other days when the portfolio does not price its shares. Therefore, the net asset value of a portfolio’s shares may change on days when shareholders will not be able to purchase or redeem their shares.

Managing Your Investment

Taxes. For a discussion of the tax status of a variable annuity contract or a variable life insurance policy, please consult your tax professional or refer to the accompanying prospectus of the participating insurance company. Because shares of the portfolios may be purchased only through insurance company separate accounts for variable annuity contracts and variable life insurance policies, dividends paid by the portfolio from net investment income and distributions (if any) of net realized short term and long term capital gains will be taxable, if at all, to the participating insurance company.

Because everyone’s tax situation is unique, always consult your tax professional about federal, state , and local tax consequences.

Dividends and Distributions. Dividends from the portfolios’ net investment income and distributions from the portfolios’ realized capital gains, if any, are declared and paid once each calendar year. The portfolios have no fixed dividend rate and cannot guarantee that dividends will be paid. Dividend and capital gain distributions will be reinvested in full or fractional shares of the portfolio paying the distribution at NAV.

Distribution Plan. First American Insurance Portfolios has adopted a Distribution Plan covering the Class IB shares of each portfolio. Under that plan, Class IB shares of each portfolio pay an annual distribution or “12b-1” fee that equals up to 0.25% of the average daily net assets of Class IB shares. These fees are paid to the portfolios’ distributor, to pay for expenses incurred in connection with distributing Class IB shares, including payments by the distributor to insurance companies whose separate accounts invest in the portfolios. Because these fees are paid out of a portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment in Class IB shares and may cost you more than paying other types of sales charges.

Potential Conflicts of Interest

Shares of the portfolios may serve as the underlying investments for both variable annuity and variable life insurance contracts of various insurance companies. Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The portfolios currently do not foresee any such conflict. However, the Board of Directors of the portfolios intends to monitor events to identify any material conflicts that may arise and determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more participating insurance companies’ separate accounts might be required to withdraw its investments in the portfolios. This might force the portfolios to sell securities at disadvantageous prices.

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Additional Information

Management

U.S. Bancorp Asset Management, Inc., is the portfolios’ investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of March 31, 200 4 , U.S. Bancorp Asset Management and its affiliates had more than $ 122 billion in assets under management, including investment company assets of more than $ 57 billion. As investment advisor, U.S. Bancorp Asset Management manages the portfolios’ business and investment activities, subject to the authority of the portfolios’ board of directors.

Each portfolio pays the investment advisor a monthly fee for providing investment advisory services. For the fiscal year ended December 31, 2003, after taking into account voluntary fee waivers by the investment advisor, no investment advisory fees were paid to the investment advisor. The table below reflects the contractual advisory fee rates for the most recently completed fiscal year. Effective September 1, 2004, the investment advisor will no longer waive advisory fees and will begin to receive monthly fees at these contractual fee rates.

Advisory fee , before waiver, as a percentage of average daily net assets

Corporate Bond Portfolio	0.70%
Equity Income Portfolio	0.65%
International Portfolio	1.10%
Large Cap Growth Portfolio	0.65%
Mid Cap Growth Portfolio	0.70%
Small Cap Growth Portfolio	0.70%
Technology Portfolio	0.70%

Investment Advisor

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

Sub-Advisor

Clay Finlay Inc.
200 Park Avenue
New York, New York 10166

Clay Finlay Inc. (Clay Finlay) is the sub-advisor to the International Portfolio and is responsible for the investment and reinvestment of the portfolio’s assets and the placement of brokerage transactions for the portfolio. Clay Finlay has been retained by the portfolio’s investment advisor and is paid a portion of the advisory fee.

Clay Finlay, an international equity investment management firm headquartered in New York, was founded in 1982, and has a network of offices in London, Geneva, Melbourne and Tokyo. International equity investment management has always been Clay Finlay’s only business. Clay Finlay offers a full range of global, international (diversified and concentrated), and regional (Europe, Continental Europe, Japan, Pacific Basin ex Japan, and Global Emerging Markets) equity mandates. Clay Finlay is a wholly owned subsidiary of Old Mutual plc. Old Mutual is a publicly owned international financial services group listed on the London Stock Exchange. As of March 31, 200 4 , Clay Finlay had more than $7. 6 billion in assets under management.

Portfolio Management

Each portfolio’s investments are managed by a team of persons associated with U.S. Bancorp Asset Management, or, in the case of International Portfolio, by a team of persons associated with Clay Finlay.

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Additional Information

More About The Portfolios

As a result of the planned closing of the portfolios, described on the inside cover of this prospectus, it is expected that most or all shareholders will decide to redeem their shares in the portfolios prior to the liquidation of First American Insurance Portfolios, Inc. (the “Fund”). As a result, the Fund expects the total assets of each portfolio to reach a level at which the portfolio can no longer meet its investment objectives while maintaining an adequate level of diversification and liquidity. If such a level is reached for a given portfolio, the Fund intends to invest the assets of that portfolio in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the portfolios’ advisor.

Objectives

The portfolios’ objectives, which are described in the “Portfolio Summaries” section, may be changed without shareholder approval. If a portfolio’s objective changes, you will be notified at least 60 days in advance. Please remember: There is no guarantee that any portfolio will achieve its objective.

Investment Strategies

The portfolios’ main investment strategies are discussed in the “Portfolio Summaries” section. These are the strategies that the portfolios’ investment advisor believes are most likely to be important in trying to achieve the portfolios’ objectives. You should be aware that each portfolio may also use strategies and invest in securities that are not described in this Prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call your participating insurance company.

Temporary Investments. In an attempt to respond to adverse market, economic, political or other conditions, each portfolio may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the portfolios’ advisor. Being invested in these securities may keep a mutual fund from participating in a market upswing and prevent the portfolio from achieving its investment objective .

Portfolio Turnover. Investment managers for the portfolios may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Active trading may increase the amount of commissions or mark-ups to broker-dealers that the portfolio pays when it buys and sells securities. The “Financial Highlights” section of this prospectus shows each portfolio’s historical portfolio turnover rate.

Additional Investment Strategies of Corporate Bond Portfolio

Effective Maturity. Effective maturity differs from actual stated or final maturity, which may be substantially longer. In calculating effective maturity, the advisor estimates the effect of expected principal payments and call provisions on securities held in the portfolio. Effective maturity provides the advisor with a better estimate of interest rate risk under normal market conditions, but may underestimate interest rate risk in an environment of adverse (rising) interest rates.

Effective Duration. Effective duration, one measure of interest rate risk, measures how much the value of a security is expected to change with a given change in interest rates. The longer a security’s effective duration, the more sensitive its price to changes in interest rates. For example, if interest rates were to increase by one percentage point, the market value of a bond with an effective duration of five years would decrease by 5%, with all other factors being constant. However, all other factors are rarely constant. Effective duration is based on assumptions and subject to a number of limitations. It is most useful when interest rate changes are small, rapid and occur equally in short-term and long-term securities. In addition, it is difficult to calculate precisely for bonds with prepayment options, such as mortgage- and asset-backed securities, because the calculation requires assumptions about prepayment rates. For these reasons, the ef fective durations of a portfolio which invest s a significant portion of its assets in these securities can be greatly affected by changes in interest rates.

Risks

The main risks of investing in the portfolios are summarized in the “Portfolio Summaries” section. More information about portfolio risks is presented below.

Foreign Security Risk. Equity Income Portfolio, Large Cap Growth Portfolio, Mid Cap Growth Portfolio, Small Cap Growth Portfolio and Technology Portfolio may each invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. In addition, Corporate Bond Portfolio may invest up to 25% of its total assets in foreign debt securities payable in United States dollars. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.

Risks of Active Management. Each portfolio is actively managed and performance therefore will reflect in part the advisor’s or sub-advisor’s ability to make investment decisions which are suited to achieving the portfolios’ respective investment

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objectives. Due to their active management, the portfolios could underperform other mutual funds with similar investment objectives.

Risks of Securities Lending. When a portfolio loans its securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the portfolios enter into loan arrangements only with institutions which the portfolios’ advisor has determined are creditworthy under guidelines established by the portfolios’ Board of Directors.

Risks of Derivative Instruments. The use of derivative instruments, such as options, futures contracts, and options on futures contracts, exposes a portfolio to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: the risk that securities prices will not move in the direction that the advisor anticipates; an imperfect correlation between the price of derivative instruments and movements in the prices of the securities being hedged; the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the portfolio’s initial investment in that instrument; and, particularly, in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the portfolio worse off than if it had not entered into the position. If a portfolio uses derivative instruments and the advisor’s judgment proves incorrect, the portfolio’s performance could be worse than if it had not used these instruments.

Additional Risks of Equity Income Portfolio, International Portfolio, Large Cap Growth Portfolio, Mid Cap Growth Portfolio, Small Cap Growth Portfolio, and Technology Portfolio

Market Risk.All stocks are subject to price movements due to changes in general economic conditions, changes in the level of prevailing interest rates, changes in investor perceptions of the market, or the outlook for overall corporate profitability.

Company Risk. Individual stocks can perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

Sector Risk. The stocks of companies within specific industries or sectors of the economy can periodically perform differently than the overall stock market. This can be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions of a particular industry or sector.

Risks of Mid-Cap Stocks. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk. Mid-cap companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Risks of Small-Cap Stocks. Stocks of small-cap companies involve substantial risk. These companies may lack the management expertise, financial resources, product diversification, and competitive strengths of larger companies. Prices of small-cap stocks may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of small-cap companies at the desired time and price.

Risks of the Technology Sector. Because Technology Portfolio invests primarily in technology related stocks, it is particularly susceptible to risks associated with the technology industry. Competitive pressures may have a significant effect on the financial condition of companies in this industry. For example, if technology continues to advance at an accelerated rate and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing.

Risks of Development Stage Companies. Technology Portfolio may have significant investments in development stage and small-capitalization companies (above). Stocks of development stage companies involve substantial risk. These companies may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. Their stock prices may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of development stage and small-capitalization companies at the desired time and price.

Risks of Initial Public Offerings (IPOs). Most IPOs involve a high degree of risk not normally associated with offerings of

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more seasoned companies. Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

Additional Risks of International Portfolio

Risks of International Investing. International Portfolio invests primarily in equity securities that trade in markets other than the United States. International investing involves risks not typically associated with U.S. investing. These risks include:

Currency Risk. Because foreign securities often trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect International Portfolio’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the portfolio.

Political and Economic Risks. International investing is subject to the risk of political, social or economic instability in the country of the issuer of a security, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets and nationalization of assets.

Foreign Tax Risk. International Portfolio’s income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, the portfolios also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax. To the extent foreign income taxes are paid by the portfolio, U.S. shareholders may be entitled to a credit or deduction for U.S. tax purposes. See the SAI for details.

Risk of Investment Restrictions. Some countries, particularly emerging markets, restrict to varying degrees foreign investment in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

Foreign Securities Market Risk. Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local brokers and financial institutions, the possibility of permanent or temporary termination of trading, and greater spreads between bid and asked prices for securities. In addition, non-U.S. stock exchanges and brokers are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

Information Risk. Non-U.S. companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements that apply to U.S. companies. As a result, less information may be available to investors concerning non-U.S. issuers. Accounting and financial reporting standards in emerging markets may be especially lacking.

Additional Risks of Corporate Bond Portfolioand Equity Income Portfolio

Interest Rate Risk. Debt securities in the portfolios will fluctuate in value with changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes. Securities which do not pay interest on a current basis, such as zero coupon securities and delayed interest securities, may be highly volatile as interest rates rise or fall. Payment-in-kind bonds, which pay interest in other securities rather than in cash, also may be highly volatile.

Credit Risk. Each portfolio is subject to the risk that the issuers of debt securities held by the portfolio will not make payments on the securities, or that the other party to a contract (such as a securities lending agreement or repurchase agreement) will default on its obligations. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the portfolio. Also, a change in the credit quality rating of a bond could affect the bond’s liquidity and make it more difficult for the portfolio to sell. When a portfolio purchases unrated securities, it will depend on the advisor’s analysis of credit risk more heavily than usual.

Risks of High-Yield Securities. A significant portion of Corporate Bond Portfolio’s assets may consist of lower-rated corporate debt obligations, which are commonly referred to as “high-yield” securities or “junk bonds.” Equity Income Portfolio may invest up to 25% in convertible debt securities rated lower than investment grade. Although these securities

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Additional Information

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usually offer higher yields than investment grade securities, they also involve more risk. High-yield bonds may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. In addition, the secondary trading market may be less liquid. High-yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.

Liquidity Risk. The portfolios are exposed to liquidity risk because of their investments in high-yield bonds. Trading opportunities are more limited for debt securities that have received ratings below investment grade. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the portfolio may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the portfolio’s performance. Infrequent trading may also lead to greater price volatility.

Additional Risks of Corporate Bond Portfolio

Income Risk. The portfolio’s income could decline due to falling market interest rates. This is because, in a falling interest rate environment, the portfolio generally will have to invest the proceeds from sales of portfolio shares, as well as the proceeds from maturing portfolio securities (or portfolio securities that have been called, see “Call Risk,” or prepaid, see “Prepayment Risk”) in lower-yielding securities.

Call Risk. Many corporate bonds may be redeemed at the option of the issuer, or “called,” before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. The portfolio is subject to the possibility that during periods of falling interest rates, a bond issuer will call its high-yielding bonds. The portfolio would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the portfolio’s income.

Prepayment Risk. Mortgage-backed securities are secured by and payable from pools of mortgage loans. Similarly, asset-backed securities are supported by obligations such as automobile loans or home equity loans. These mortgages and other obligations generally can be prepaid at any time without penalty. As a result, mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that falling interest rates could cause prepayments of the securities to occur more quickly than expected. This occurs because, as interest rates fall, more homeowners refinance the mortgages underlying mortgage-related securities or prepay the debt obligations underlying asset-backed securities. A portfolio holding these securities must reinvest the prepayments at a time when interest rates are falling, reducing the income of the portfolio. In addition, when interest rates fall, prices on mortgage- and asset-backed securities may not rise as much as for o ther types of comparable debt securities because investors may anticipate an increase in prepayments.

Extension Risk. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, resulting in slower prepayments of the securities. This would, in effect, convert a short- or medium-duration mortgage- or asset-backed security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline.

Risks of Dollar Roll Transactions. In a dollar roll transaction, a portfolio sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date. Because the portfolio gives up the right to receive principal and interest paid on the securities sold, a mortgage dollar roll transaction will diminish the investment performance of a portfolio unless the difference between the price received for the securities sold and the price to be paid for the securities to be purchased in the future, plus any fee income received, exceeds any income, principal payments, and appreciation on the securities sold as part of the mortgage dollar roll. Whether mortgage dollar rolls will benefit a portfolio may depend upon the advisor’s ability to predict mortgage prepayments and interest rates. In addition, the use of mortgage dollar rolls by a portfolio increases the amount of the portfolio’s assets that are subject to market risk, which could increase the volatility of the price of the portfolio’s shares.

Prospectus –	First American Insurance Portfolios Class IB Shares

21

Additional Information

Financial Highlights

Financial Highlights

This information is intended to help you understand the financial performance of each portfolio’s Class IB shares for the period of operations for that class. Some of this information reflects financial results for a single portfolio share held throughout the period . Total returns in the tables represent the rate that you would have earned or lost on an investment in a portfolio, assuming you reinvested all your dividends and distributions.

The information for Corporate Bond Portfolio for the fiscal years ended December 31, 2003, December 31, 2002, and December 31, 2001, has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio’s financial statements, is included in the portfolio’s annual report, which is available upon request. The information for the fiscal years ended December 31, 2000 and earlier has been derived from financial statements audited by other auditors.

The information for Equity Income Portfolio, International Portfolio, Large Cap Growth Portfolio, Mid Cap Growth Portfolio, Small Cap Growth Portfolio, and Technology Portfolio for the fiscal periods ended December 31, 2003 and earlier , has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolios’ financial statements, is included in the portfolios’ annual report, which is available upon request.

Corporate Bond PORTFOLIO1

	Fiscal year ended December 31,
	2003	2002	2001	2000	1999

Per Share Data
Net Asset Value, Beginning of Period	$8.98	$8.86	$8.63	$8.29	$9.34

Investment Operations:
Net Investment Income	0.39	0.41	0.49	0.59	0.65
Realized and Unrealized Gains (Losses) on Investments	0.33	0.12	0.22	0.34	(1.07)

Total From Investment Operations	0.72	0.53	0.71	0.93	(0.42)

Less Distributions:
Dividends (from net investment income)	(0.39)	(0.41)	(0.48)	(0.59)	(0.63)
Distributions (from net realized gains)	—	—	—	—	—

Total Distributions	(0.39)	(0.41)	(0.48)	(0.59)	(0.63)

Net Asset Value, End of Period	$9.31	$8.98	$8.86	$8.63	$8.29

Total Return[2]	8.04%	6.07%	8.25%	11.90%	(4.81)%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$4,957	$3,546	$2,679	$3,318	$3,095
Ratio of Expenses to Average Net Assets	1.00%	1.00%	1.35%	1.47%	1.27%
Ratio of Net Investment Income to Average Net Assets	4.31%	5.33%	5.22%	6.98%	7.23%
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	2.22%	1.74%	1.37%	1.47%	1.27%
Ratio of Net Investment Income to Average Net Assets (excluding waivers and reimbursements)	3.09%	4.59%	5.20%	6.98%	7.23%
Portfolio Turnover Rate	90%	140%	47%	28%	53%

1The financial highlights for the First American Corporate Bond Portfolio as set forth herein include the historical financial highlights of the Ohio National Strategic Income Portfolio. The assets of the Ohio National Strategic Income Portfolio were acquired by the First American Corporate Bond Portfolio on December 17, 2001. In connection with such acquisition, shares of the Ohio National Strategic Income Portfolio were exchanged for Class IB shares of the First American Corporate Bond Portfolio. Ohio National Strategic Income Portfolio is the accounting survivor.

2 Total return would have been lower had certain expenses not been waived or reimbursed. If returns had taken into account insurance charges, performance would have been lower.

Prospectus –	First American Insurance Portfolios Class IB Shares

22

Additional Information

Financial Highlights continued

Equity Income PORTFOLIO

	Fiscal year ended December 31,		Fiscal period ended December 31, 2001[1]
	2003	2002

Per Share Data
Net Asset Value, Beginning of Period	$9.30	$11.50	$11.25

Investment Operations:
Net Investment Income	0.18	0.19	0.01
Realized and Unrealized Gains (Losses) on Investments	2.30	(2.18)	0.24

Total From Investment Operations	2.48	(1.99)	0.25

Less Distributions:
Dividends (from net investment income)	(0.19)	(0.21)	—
Distributions (from net realized gains)	—	—	—

Total Distributions	(0.19)	(0.21)	—

Net Asset Value, End of Period	$11.59	$9.30	$11.50

Total Return[2]	26.67%	(17.34)%	2.22%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$12,860	$10,010	$12,761
Ratio of Expenses to Average Net Assets	1.10%	1.10%	1.25%
Ratio of Net Investment Income to Average Net Assets	1.71%	1.78%	1.26%
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	1.96%	1.48%	1.26%
Ratio of Net Investment Income to Average Net Assets (excluding waivers and reimbursements)	0.85%	1.40%	1.25%
Portfolio Turnover Rate	36%	70%	73%

1Class IB shares have been offered since December 17, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

2 Total return would have been lower had certain expenses not been waived or reimbursed. If returns had taken into account insurance charges, performance would have been lower.

International PORTFOLIO

	Fiscal year ended December 31,		Fiscal period ended December 31, 2001[2]
	2003[1]	2002

Per Share Data
Net Asset Value, Beginning of Period	$4.86	$6.06	$5.78

Investment Operations:
Net Investment Income	0.05	—	0.02
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions	1.74	(1.19)	0.30

Total From Investment Operations	1.79	(1.19)	0.32

Less Distributions:
Dividends (from net investment income)	(0.05)	—	(0.02)
Distributions (from net realized gains)	—	—	—
Return of capital	—	(0.01)	(0.02)

Total Distributions	(0.05)	(0.01)	(0.04)

Net Asset Value, End of Period	$6.60	$4.86	$6.06

Total Return[3]	36.78%	(19.56)%	5.61%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$552	$1,249	$16
Ratio of Expenses to Average Net Assets	1.60%	1.60%	1.60%
Ratio of Net Investment Income to Average Net Assets	1.05%	0.13%	0.87%
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	2.96%	3.36%	2.33%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers and reimbursements)	(0.31)%	(1.63)%	0.14%
Portfolio Turnover Rate	72%	82%	183%

1Per share data calculated using average shares outstanding method.

2Class IB shares have been offered since September 28, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

3 Total return would have been lower had certain expenses not been waived or reimbursed. If returns had taken into account insurance charges, performance would have been lower.

Prospectus –	First American Insurance Portfolios Class IB Shares

23

Additional Information

Financial Highlights continued

Large Cap Growth PORTFOLIO

	Fiscal year ended December 31,		Fiscal period ended December 31, 2001[1]
	2003	2002

Per Share Data
Net Asset Value, Beginning of Period	$4.01	$5.74	$7.07

Investment Operations:
Net Investment Income	—	—	—
Realized and Unrealized Gains (Losses) on Investments	0.92	(1.73)	(1.33)

Total From Investment Operations	0.92	(1.73)	(1.33)

Less Distributions:
Dividends (from net investment income)	—	—	—
Distributions (from net realized gains)	—	—	—

Total Distributions	—	—	—

Net Asset Value, End of Period	$4.93	$4.01	$5.74

Total Return[2]	22.94%	(30.13)%	(18.79)%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$1,609	$342	$22
Ratio of Expenses to Average Net Assets	1.15%	1.15%	1.15%
Ratio of Net Investment Loss to Average Net Assets	(0.06)%	(0.05)%	(0.20)%
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	2.12%	3.45%	2.79%
Ratio of Net Investment Loss to Average Net Assets (excluding waivers and reimbursements)	(1.03)%	(2.35)%	(1.84)%
Portfolio Turnover Rate	69%	66%	104%

1Class IB shares have been offered since May 3, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

2 Total return would have been lower had certain expenses not been waived or reimbursed. If returns had taken into account insurance charges, performance would have been lower.

Mid Cap Growth PORTFOLIO

	Fiscal year ended December 31,		Fiscal period ended December 31, 2001[1]
	2003	2002

Per Share Data
Net Asset Value, Beginning of Period	$5.48	$7.75	$9.23

Investment Operations:
Net Investment Loss	(0.03)	(0.03)	(0.01)
Realized and Unrealized Gains (Losses) on Investments	1.82	(2.24)	(1.47)

Total From Investment Operations	1.79	(2.27)	(1.48)

Less Distributions:
Dividends (from net investment income)	—	—	—
Distributions (from net realized gains)	—	—	—

Total Distributions	—	—	—

Net Asset Value, End of Period	$7.27	$5.48	$7.75

Total Return[2]	32.66%	(29.29)%	(16.03)%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$887	$309	$69
Ratio of Expenses to Average Net Assets	1.20%	1.20%	1.15%
Ratio of Net Investment Loss to Average Net Assets	(0.69)%	(0.78)%	(0.63)%
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	2.36%	7.23%	5.90%
Ratio of Net Investment Loss to Average Net Assets (excluding waivers and reimbursements)	(1.85)%	(6.81)%	(5.38)%
Portfolio Turnover Rate	118%	361%	280%

1Class IB shares have been offered since May 3, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

2 Total return would have been lower had certain expenses not been waived or reimbursed. If returns had taken into account insurance charges, performance would have been lower.

Prospectus –	First American Insurance Portfolios Class IB Shares

24

Additional Information

Financial Highlights continued

Small Cap Growth PORTFOLIO

	Fiscal year ended December 31,		Fiscal period ended December 31, 2001[2]
	2003[1]	2002

Per Share Data
Net Asset Value, Beginning of Period	$5.83	$8.35	$7.05

Investment Operations:
Net Investment Loss	(0.06)	(0.01)	—
Realized and Unrealized Gains (Losses) on Investments	3.70	(2.51)	1.30

Total From Investment Operations	3.64	(2.52)	1.30

Less Distributions:
Dividends (from net investment income)	—	—	—
Distributions (from net realized gains)	—	—	—

Total Distributions	—	—	—

Net Asset Value, End of Period	$9.47	$5.83	$8.35

Total Return[3]	62.44%	(30.18)%[4]	18.44%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$1,028	$1,010	$35
Ratio of Expenses to Average Net Assets	1.23%	1.23%	1.15%
Ratio of Net Investment Loss to Average Net Assets	(0.90)%	(0.56)%	(0.90)%
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	2.31%	6.04%	3.77%
Ratio of Net Investment Loss to Average Net Assets (excluding waivers and reimbursements)	(1.98)%	(5.37)%	(3.52)%
Portfolio Turnover Rate	157%	406%	283%

1Per share data calculated using average shares outstanding method.

2Class IB shares have been offered since September 28, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

3 Total return would have been lower had certain expenses not been waived or reimbursed. If returns had taken into account insurance charges, performance would have been lower.

4In 2002, 0.84% of Class IB share’s total return was a result of the reimbursement by the advisor for a loss on a transaction not meeting the portfolio’s investment guidelines. Excluding the reimbursement, total return for Class IB shares would have been (31.02)%.

Technology PORTFOLIO

	Fiscal year ended December 31,		Fiscal period ended December 31, 2001[1]
	2003	2002

Per Share Data
Net Asset Value, Beginning of Period	$1.60	$2.80	$1.94

Investment Operations:
Net Investment Income	(0.02)	(0.01)	(0.01)
Realized and Unrealized Gains (Losses) on Investments	0.87	(1.19)	0.87

Total From Investment Operations	0.85	(1.20)	0.86

Less Distributions:
Dividends (from net investment income)	—	—	—
Distributions (from net realized gains)	—	—	—

Total Distributions	—	—	—

Net Asset Value, End of Period	$2.45	$1.60	$2.80

Total Return[2]	53.13%	(42.86)%	44.33%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$211	$66	$3
Ratio of Expenses to Average Net Assets	1.23%	1.23%	1.15%
Ratio of Net Investment Loss to Average Net Assets	(1.02)%	(0.99)%	(1.01)%
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	2.44%	4.96%	2.74%
Ratio of Net Investment Loss to Average Net Assets (excluding waivers and reimbursements)	(2.23)%	(4.72)%	(2.60)%
Portfolio Turnover Rate	87%	269%	377%

1Class IB shares have been offered since September 28, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

2 Total return would have been lower had certain expenses not been waived or reimbursed. If returns had taken into account insurance charges, performance would have been lower.

Prospectus –	First American Insurance Portfolios Class IB Shares

25

For More Information

More information about the portfolios is available in the portfolios’ Statement of Additional Information and annual and semiannual reports.

Statement of Additional Information (SAI)

The SAI provides more details about the portfolios and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

Annual and Semiannual Reports

Additional information about the portfolios’ investments will be available in the portfolios’ annual and semiannual reports to shareholders. In the portfolios’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the portfolios’ performance during their last fiscal year.

You can obtain a free copy of the portfolios’ SAI and/or free copies of the portfolios’ most recent annual or semiannual reports by calling your participating insurance company. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the portfolios is also available on the Internet. Text-only versions of portfolio documents can be viewed online or downloaded from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

First American Funds P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

SEC file number:   811-09765

FAIP-200 4

   First American Funds™

                    FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
                       STATEMENT OF ADDITIONAL INFORMATION

                              DATED APRIL 30, 2004

                            CORPORATE BOND PORTFOLIO
                             EQUITY INCOME PORTFOLIO
                             INTERNATIONAL PORTFOLIO
                           LARGE CAP GROWTH PORTFOLIO
                            MID CAP GROWTH PORTFOLIO
                           SMALL CAP GROWTH PORTFOLIO
                              TECHNOLOGY PORTFOLIO

This Statement of Additional Information relates to the Class IA and Class IB
Shares of the portfolios named above (the "Portfolios"), each of which is a series of First American Insurance Portfolios, Inc. ("FAIP"). The Portfolios
available in each variable annuity where First American Insurance Portfolios are offered may vary. Please see your participating insurance company prospectus to confirm which Portfolios are available to you. This Statement of Additional
Information is not a prospectus, but should be read in conjunction with the
Portfolios' current Prospectuses dated April 30, 2004. The financial statements included as part of the Portfolios' Annual Report to shareholders for the fiscal year ended December 31, 2003 are incorporated by reference into this Statement of Additional Information. To obtain copies of variable annuity prospectuses, contact your participating insurance company. Please retain this Statement of
Additional Information for future reference.

PLEASE NOTE IMPORTANT INFORMATION CONTAINED ON THE INSIDE COVER WITH RESPECT TO
THE CLOSING OF FIRST AMERICAN INSURANCE PORTFOLIOS, INC.

              CLOSING OF FIRST AMERICAN INSURANCE PORTFOLIOS, INC.

CLOSING OF THE FUND TO INVESTMENT

The Board of Directors of First American Insurance Portfolios, Inc. (the "Fund")
voted, effective April 12, 2004, to suspend the sale of shares of each of the portfolios of the Fund to investors who currently do not have insurance contracts that offer the Fund as an investment. No new purchases of shares of an individual portfolio will be allowed other than to investors who currently have insurance contracts that offer the Fund as an investment.

DEVELOPMENT OF PLAN OF LIQUIDATION AND TERMINATION OF THE FUND

The Board of Directors also determined to develop a Plan of Liquidation and
Termination (the "Plan") to liquidate each portfolio of the Fund before the end of 2004. The Plan is required to be approved by the Board of Directors and by the shareholders of the applicable portfolio before it may be implemented. At this time, the Board of Directors has not set a date for the shareholder meeting. Once a meeting date has been set, all persons who are shareholders of record as of the record date set by the Board of Directors will be entitled to vote on the Plan. If the shareholders approve the Plan, the Fund anticipates liquidating by the end of 2004 and all shares of the portfolios will be redeemed. More information about the proposed liquidation will be provided to shareholders once a meeting date has been set.

POTENTIAL USE OF TEMPORARY INVESTMENT STRATEGY

The Fund expects that most or all shareholders will decide to redeem their shares in the portfolios prior to the liquidation of the Fund. As a result, the
Fund expects the total assets of each portfolio to reach a level at which the portfolio can no longer meet its investment objectives while maintaining an adequate level of diversification and liquidity. If such a level is reached for a given portfolio, the Fund intends to invest the assets of that portfolio in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the portfolios' advisor.

ELIMINATION OF EXPENSE CAP

The Board of Directors also concurred in the advisor's decision to eliminate the expense cap that is currently in place for each of the portfolios of the Fund effective September 1, 2004. As a result, once the expense cap has been eliminated, the expenses paid by each portfolio of the Fund are expected to increase substantially.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

                                       i

                                       ii

                               GENERAL INFORMATION

         First American Insurance Portfolios, Inc. ("FAIP") was incorporated in the State of Minnesota on August 27, 1999. FAIP is organized as a series investment company and currently issues its shares in seven series. Each series of shares represents a separate investment portfolio with its own investment objective and policies (in essence, a separate mutual fund). The series of FAIP to which this Statement of Additional Information relates are named on the cover. These series are referred to in this Statement of Additional Information as the "Portfolios."

         The Bylaws of FAIP provide that annual shareholders' meetings are not required and that meetings of shareholders need only be held with such frequency as required under Minnesota law and the Investment Company Act of 1940 (the
"1940 Act"). Minnesota law provides that if a regular meeting of shareholders has not been held during the immediately preceding 15 months, a shareholder or shareholders holding 3% or more of the voting power of all shares entitled to vote may demand a regular meeting of shareholders. Minnesota law further provides that a special meeting of shareholders may be called by a shareholder or shareholders holding 10% or more of the voting power of all shares entitled to vote, except that a special meeting for the purpose of considering any action to facilitate or effect a business combination, including any action to change or otherwise affect the composition of the board of directors for that purpose, must be called by 25% or more of the voting power of all shares entitled to vote. The 1940 Act requires a shareholder vote for all amendments to fundamental investment policies and restrictions, for approval of all investment advisory agreements, and for the adoption of, and material increases in amounts payable under, Rule 12b-1 distribution plans.

         Corporate Bond Portfolio, Equity Income Portfolio, Large Cap Growth
Portfolio, Mid Cap Growth Portfolio, Small Cap Growth Portfolio, and
International Portfolio are each diversified series of an open-end management investment company. Technology Portfolio is a non-diversified series of an open-end management investment company. Equity Income Portfolio, Large Cap
Growth Portfolio, Mid Cap Growth Portfolio, Small Cap Growth Portfolio,
International Portfolio and Technology Portfolio shall constitute the "Equity
Portfolios."

         Subject to terms of the closing of FAIP, as described in the Prospectus and on the inside cover of this Statement of Additional Information, insurance companies may purchase shares of the Portfolios for their separate accounts through two separate share classes, Class IA and Class IB, which are identical in all respects, except that Class IB shares of the Portfolios may pay a Rule
12b-1 fee at an annual rate of up to 0.25% of the average daily net assets of the Class IB shares to the Portfolios' distributor. Except for this difference between the share classes pertaining to distribution costs, each share of each
Portfolio represents an equal proportionate interest in that Portfolio.

         This Statement of Additional Information may also refer to affiliated investment companies, including: First American Funds, Inc. ("FAF"); First
American Strategy Funds, Inc. ("FASF"); First American Investment Funds, Inc.
("FAIF"); and eight separate closed-end funds (American Strategic Income
Portfolio Inc., American Strategic Income Portfolio Inc. II, American Strategic
Income Portfolio Inc. III, American Municipal Income Portfolio Inc., Minnesota
Municipal Income Portfolio Inc., American Select Portfolio Inc., American Income
Fund, Inc. and First American Minnesota Municipal Income Fund II, Inc.)
collectively referred to as the First American Closed-End Funds ("FACEF").

                                       1

             ADDITIONAL INFORMATION CONCERNING PORTFOLIO INVESTMENTS

--------------------------------------------------------------------------------

Please note that as a result of the planned closing of FAIP, described on the inside cover of this Statement of Additional Information, it is expected that most or all shareholders will decide to redeem their shares in the portfolios prior to the liquidation of FAIP. As a result, the Portfolios expect the total assets of each Portfolio to reach a level at which the Portfolio can no longer meet its investment objectives while maintaining an adequate level of diversification and liquidity. If such a level is reached for a given Portfolio, the Portfolio intends to invest its assets in cash and in U.S.
dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the Portfolios' advisor.
--------------------------------------------------------------------------------

         The main investment strategies of each Portfolio are set forth in the
Portfolios' Prospectuses. Additional information concerning main investment strategies of the Portfolios, and other investment strategies which may be used by the Portfolios, is set forth below. The Portfolios have attempted to identify any investment strategies that will be employed in pursuing each Portfolio's investment objective. However, in the absence of an affirmative limitation, a
Portfolio may utilize any strategy or technique that is consistent with its investment objective. The Portfolios do not anticipate that any such strategy or technique would exceed 5% of a Portfolio's assets absent specific identification of that practice. Additional information concerning the Portfolios' investment restrictions is set forth below under "Investment Restrictions."

         If a percentage limitation on investments by a Portfolio stated in this
Section or in "Investment Restrictions" below is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in asset value will not be deemed to violate the limitation except in the case of the limitations on borrowing. A Portfolio which is limited to investing in securities with specified ratings or of a certain credit quality is not required to sell a security if its rating is reduced or its credit quality declines after purchase, but the Portfolio may consider doing so. However, in no event will more than 5% of any Portfolio's net assets (other than Equity Income Portfolio, to the extent that it can invest in convertible debt securities, and Corporate
Bond Portfolio, which may have up to 35% of its securities rated lower than investment grade) be invested in non-investment grade securities. Descriptions of the rating categories of Standard & Poor's Ratings Services, a division of
The McGraw-Hill Companies, Inc. ("Standard & Poor's") and Moody's Investors
Service, Inc. ("Moody's") are contained in "Ratings" below.

SHORT-TERM INVESTMENTS

         The Portfolios can invest in a variety of short-term instruments such as rated commercial paper and variable amount master demand notes; United States dollar-denominated time and savings deposits (including certificates of deposit); bankers' acceptances; obligations of the United States Government or its agencies or instrumentalities; repurchase agreements collateralized by eligible investments of a Portfolio; securities of other mutual funds that invest primarily in debt obligations with remaining maturities of 13 months or less (which investments also are subject to an advisory fee); and other similar high-quality short-term United States dollar-denominated obligations. The other mutual funds in which the Portfolios may so invest include money market funds advised by U.S. Bancorp Asset Management, Inc., the Portfolios' investment advisor ("U.S. Bancorp Asset Management" or the "Advisor"), subject to certain restrictions contained in an exemptive order issued by the Securities and
Exchange Commission ("SEC") with respect thereto.

                                       2

         Corporate Bond Portfolio may also invest in Eurodollar Certificates of
Deposit issued by foreign branches of United States or foreign banks; Eurodollar
Time Deposits, which are United States dollar-denominated deposits in foreign branches of United States or foreign banks; and Yankee Certificates of Deposit, which are United States dollar-denominated certificates of deposit issued by
United States branches of foreign banks and held in the United States. In each instance, the Portfolio may only invest in bank instruments issued by an institution which has capital, surplus and undivided profits of more than $100 million or the deposits of which are insured by the Bank Insurance Fund or the
Savings Association Insurance Fund.

         Short-term investments and repurchase agreements may be entered into on a joint basis by the Portfolios and other funds advised by the Advisor to the extent permitted by an exemptive order issued by the Securities and Exchange
Commission with respect to the Portfolios. A brief description of certain kinds of short-term instruments follows:

         COMMERCIAL PAPER. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return. The Portfolios may purchase commercial paper consisting of issues rated at the time of purchase within the two highest rating categories by Standard & Poor's or Moody's, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization. The Portfolios also may invest in commercial paper that is not rated but that is determined by the Advisor to be of comparable quality to instruments that are so rated. For a description of the rating categories of Standard & Poor's and Moody's, see "Ratings."

         BANKERS' ACCEPTANCES. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer.
These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity.

         VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Portfolio and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Portfolio may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. The Advisor or International Portfolio's Sub-Advisor will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand.

         VARIABLE RATE DEMAND OBLIGATIONS. Variable rate demand obligations
("VRDO") are securities in which the interest rate is adjusted at pre-designated periodic intervals. VRDOs may include a demand feature which is a put that entitles the holder to receive the principal amount of the underlying security or securities and which may be exercised either at any time on no more than 30 days' notice or at specified intervals not exceeding 397 calendar days on no more than 30 days' notice.

U.S. GOVERNMENT SECURITIES

         The U.S. government securities in which the Portfolios may invest are either issued or guaranteed by the U.S. government, its agencies or instrumentalities. The U.S. government securities in which the Portfolios invest principally are:

         o        direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

                                       3

         o        notes, bonds, and discount notes issued and guaranteed by U.S.
                  government agencies and instrumentalities supported by the full faith and credit of the United States;

         o        notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and

         o        notes, bonds, and discount notes of other U.S. government
                  instrumentalities supported only by the credit of the
                  instrumentalities.

         The government securities in which the Portfolios may invest are backed in a variety of ways by the U.S. government or its agencies or instrumentalities. Some of these securities are backed by the full faith and credit of the U.S. government. Other securities are backed by the credit of the agency or instrumentality issuing the obligations but not the full faith and credit of the U.S. government. No assurances can be given that the U.S.
government will provide financial support to these other agencies or instrumentalities because it is not obligated to do so.

         U.S. TREASURY INFLATION-PROTECTION SECURITIES. The Portfolios'
investments in U.S. Government securities may include investments in U.S.
Treasury inflation-protection securities, which are issued by the United States
Department of Treasury ("Treasury") with a nominal return linked to the inflation rate in prices. The index used to measure inflation is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All
Urban Consumers ("CPI-U").

         The value of the principal is adjusted for inflation, and pays interest every six months. The interest payment is equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance.

         Inflation-adjusted principal or the original par amount, whichever is larger, is paid on the maturity date. If at maturity the inflation-adjusted principal is less than the original principal value of the security, an additional amount is paid at maturity so that the additional amount plus the inflation-adjusted principal equals the original principal amount. Some inflation-protection securities may be stripped into principal and interest components. In the case of a stripped security, the holder of the stripped principal component would receive this additional amount. The final interest payment, however, will be based on the final inflation-adjusted principal value, not the original par amount.

REPURCHASE AGREEMENTS

         The Portfolios may invest in repurchase agreements. A repurchase agreement involves the purchase by a Portfolio of securities with the agreement that after a stated period of time, the original seller will buy back the same securities ("collateral") at a predetermined price or yield. Repurchase agreements involve certain risks not associated with direct investments in securities. If the original seller defaults on its obligation to repurchase as a result of its bankruptcy or otherwise, the purchasing Portfolio will seek to sell the collateral, which could involve costs or delays. Although collateral
(which may consist of any fixed income security which is an eligible investment for the Portfolio entering into the repurchase agreement) will at all times be maintained in an amount equal to the repurchase price under the agreement
(including accrued interest), a Portfolio would suffer a loss if the proceeds from the sale of the collateral were less than the agreed-upon repurchase price.
The Advisor or, in the case of International Portfolio, the Portfolio's
Sub-Advisor, will monitor the creditworthiness of the firms with which the
Portfolios enter into repurchase agreements.

         The Portfolios' custodian will hold the securities underlying any repurchase agreement, or the securities will be part of the Federal
Reserve/Treasury Book Entry System. The market value of the

                                       4

collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of the collateral falls below the repurchase price under the repurchase agreement (including any accrued interest), the appropriate Portfolio will promptly receive additional collateral
(so the total collateral is an amount at least equal to the repurchase price plus accrued interest).

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

         Each of the Portfolios may purchase securities on a when-issued or delayed delivery basis. When such a transaction is negotiated, the purchase price is fixed at the time the purchase commitment is entered into but delivery of and payment for the securities take place at a later date. A Portfolio will not accrue income with respect to securities purchased on a when-issued or delayed delivery basis prior to their stated delivery date. Pending delivery of the securities, each Portfolio will maintain in a segregated account cash or liquid high-grade securities in an amount sufficient to meet its purchase commitments.

         The purchase of securities on a when-issued or delayed delivery basis exposes a Portfolio to risk because the securities may decrease in value prior to delivery. In addition, a Portfolio's purchase of securities on a when-issued or delayed delivery basis while remaining substantially fully invested could increase the amount of the Portfolio's total assets that are subject to market risk, resulting in increased sensitivity of net asset value to changes in market prices. A seller's failure to deliver securities to a Portfolio could prevent the Portfolio from realizing a price or yield considered to be advantageous.

         When a Portfolio agrees to purchase securities on a when-issued or delayed delivery basis, the Portfolio's custodian will maintain in a segregated account cash or liquid securities in an amount sufficient to meet the
Portfolio's purchase commitments. It may be expected that a Portfolio's net assets will fluctuate to a greater degree when it sets aside securities to cover such purchase commitments than when it sets aside cash. In addition, because a
Portfolio will set aside cash or liquid securities to satisfy its purchase commitments in the manner described above, its liquidity and the ability of the
Advisor or, in the case of International Portfolio, the Portfolio's Sub-Advisor,
to manage it might be affected in the event its commitments to purchase when-issued or delayed delivery securities ever exceeded 25% of the value of its total assets. Under normal market conditions, however, a Portfolio's commitments to purchase when-issued or delayed delivery securities will not exceed 25% of the value of its total assets.

         In connection with its ability to purchase securities on a when-issued or delayed delivery basis, Corporate Bond Portfolio may enter into mortgage
"dollar rolls" in which the Portfolio sells securities and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. In a mortgage dollar roll, the Portfolio gives up the right to receive principal and interest paid on the securities sold. However, the Portfolio would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase plus any fee income received. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Portfolio compared with what such performance would have been without the use of mortgage dollar rolls. The
Portfolio will hold and maintain in a segregated account until the settlement date cash or liquid securities in an amount equal to the forward purchase price.

LENDING OF PORTFOLIO SECURITIES

         In order to generate additional income, each of the Portfolios may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities.
As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Portfolios will only enter into loan arrangements with broker-dealers, banks, or other

                                       5

institutions which the Advisor or, in the case of International Portfolio, the
Portfolio's Sub-Advisor has determined are creditworthy under guidelines established by the Board of Directors. The Portfolios will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees in connection with these loans.

                  The Advisor may act as securities lending agent for the
Portfolios and receive separate compensation for such services, subject to compliance with conditions contained in an SEC exemptive order permitting the
Advisor to provide such services and receive such compensation. The Advisor currently receives fees equal to 40% of the Portfolios' income from securities lending transactions.

         In these loan arrangements, the Portfolios will receive collateral in the form of cash, United States Government securities or other high-grade debt obligations equal to at least 100% of the value of the securities loaned. This collateral must be valued daily by the Advisor or, in the case of International
Portfolio, the Portfolio's Sub-Advisor and, if the market value of the loaned securities increases, the borrower must furnish additional collateral to the lending Portfolio. During the time portfolio securities are on loan, the borrower pays the lending Portfolio any dividends or interest paid on the securities. Loans are subject to termination at any time by the lending
Portfolio or the borrower. While a Portfolio does not have the right to vote securities on loan, it would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

OPTIONS TRANSACTIONS

         To the extent set forth below, the Portfolios may purchase put and call options on equity securities, stock indices, interest rate indices and/or foreign currencies. These transactions will be undertaken for the purpose of reducing risk to the Portfolios; that is, for "hedging" purposes. Options on futures contracts are discussed below under "-- Futures and Options on Futures."

         OPTIONS ON SECURITIES. The Equity Portfolios may purchase put and call options on securities they own or have the right to acquire. A put option on a security gives the purchaser of the option the right (but not the obligation) to sell, and the writer of the option the obligation to buy, the underlying security at a stated price (the "exercise price") at any time before the option expires. A call option on a security gives the purchaser the right (but not the obligation) to buy, and the writer the obligation to sell, the underlying security at the exercise price at any time before the option expires. The purchase price for a put or call option is the "premium" paid by the purchaser for the right to sell or buy.

         A Portfolio may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, a Portfolio would reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. In similar fashion, a Portfolio may purchase call options to hedge against an increase in the price of securities that the Portfolio anticipates purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire unexercised.

         OPTIONS ON STOCK INDICES. The Portfolios may purchase put and call options on stock indices. Options on stock indices are similar to options on individual stocks except that, rather than the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing value of the stock index upon which the option is based is greater than, in the case of a call, or lesser than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements for stock index options are in cash, and gain or loss depends on price

                                       6

movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks. The multiplier for an index option performs a function similar to the unit of trading for a stock option. It determines the total dollar value per contract of each point in the difference between the underlying stock index. A multiplier of 100 means that a one-point difference will yield $100. Options on different stock indices may have different multipliers.

         OPTIONS ON INTEREST RATE INDICES. Corporate Bond Portfolio may purchase put and call options on interest rate indices. An option on an interest rate index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing value of the interest rate index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier").
The writer of the option is obligated, for the premium received, to make delivery of this amount. Unlike interest rate futures options contracts, settlements for interest rate index options are always in cash. Gain or loss depends on interest rate movements with respect to specific financial instruments. As with stock index options, the multiplier for interest rate index options determines the total dollar value per contract of each point in the difference between the exercise price of an option and the current value of the underlying interest rate index. Options on different interest rate indices may have different multipliers.

         WRITING OF CALL OPTIONS. The Equity Portfolios may write (sell) covered call options. These transactions would be undertaken principally to produce additional income. Depending on the Portfolio, these transactions may include the writing of covered call options on equity securities or in the case of
International Portfolio, on foreign currencies. The Portfolios, other than
International Portfolio, may write (sell) covered call options covering up to
25% of the equity securities owned by such Portfolios, and, in the case of
International Portfolio, covering up to 50% of the equity securities owned by such Portfolio.

         When a Portfolio sells a covered call option, it is paid a premium by the purchaser. If the market price of the security covered by the option does not increase above the exercise price before the option expires, the option generally will expire without being exercised, and the Portfolio will retain both the premium paid for the option and the security. If the market price of the security covered by the option does increase above the exercise price before the option expires, however, the option is likely to be exercised by the purchaser. In that case the Portfolio will be required to sell the security at the exercise price, and it will not realize the benefit of increases in the market price of the security above the exercise price of the option. These
Portfolios may also write call options on stock indices the movements of which generally correlate with those of the respective Portfolios' holdings. These transactions, which would be undertaken principally to produce additional income, entail the risk of an imperfect correlation between movements of the index covered by the option and movements in the price of the Portfolio's securities.

         The writer (seller) of a call option has no control over when the underlying securities must be sold; the writer may be assigned an exercise notice at any time prior to the termination of the option. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. The writer of a call option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option on the same security as the option previously written. If a
Portfolio was unable to effect a closing purchase transaction in a secondary market, it would not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

         LIMITATIONS. None of the Portfolios, other than Mid Cap Growth
Portfolio and International Portfolio, will invest more than 5% of the value of its total assets in purchased options, provided that options which are "in the money" at the time of purchase may be excluded from this 5% limitation. A call option is "in the money" if the exercise price is lower than the current market price of the underlying security or index, and a put option is "in the money" if the exercise price is higher than the current market

                                       7

price. A Portfolio's loss exposure in purchasing an option is limited to the sum of the premium paid and the commission or other transaction expenses associated with acquiring the option.

         The use of purchased put and call options involves certain risks. These include the risk of an imperfect correlation between market prices of securities held by a Portfolio and the prices of options, and the risk of limited liquidity in the event that a Portfolio seeks to close out an options position before expiration by entering into an offsetting transaction.

FUTURES AND OPTIONS ON FUTURES

         The Portfolios may use futures contracts and options on futures in an effort to hedge against market risks and, in the case of International
Portfolio, as part of its management of foreign currency transactions. The
Equity Portfolios may engage in stock index futures contracts and options thereon. Corporate Bond Portfolio may enter into interest rate futures, interest rate index futures and options thereon. International Portfolio may enter into contracts for the future delivery of securities and options thereon, and may enter into contracts for the future delivery of foreign currencies and options thereon.

         A futures contract on a security obligates one party to purchase, and the other to sell, a specified security at a specified price on a date certain in the future. A futures contract on an index obligates the seller to deliver, and entitles the purchaser to receive, an amount of cash equal to a specific dollar amount times the difference between the value of the index at the expiration date of the contract and the index value specified in the contract.
The acquisition of put and call options on futures contracts will, respectively, give the Portfolio the right (but not the obligation), for a specified exercise price, to sell or to purchase the underlying futures contract at any time during the option period.

         At the same time a futures contract is purchased or sold, the Portfolio generally must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1-1/2%
to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the
Portfolio would provide or receive cash that reflects any decline or increase in the contract's value. Futures transactions also involve brokerage costs and require the Portfolio to segregate liquid assets, such as cash, United States
Government securities or other liquid high grade debt obligations equal to at least 100% of its performance under such contracts.

         Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed 5% of the Portfolio's total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed 1/3 of the market value of the
Portfolio's total assets. Futures transactions will be limited to the extent necessary to maintain the Portfolio's qualification as a regulated investment company under the Code.

         Where a Portfolio is permitted to purchase options on futures, its potential loss is limited to the amount of the premiums paid for the options. As stated above, this amount may not exceed 5% of the Portfolio's total assets.
Where a Portfolio is permitted to enter into futures contracts obligating it to purchase securities, currency or an index in the future at a specified price, the Portfolio could lose 100% of its net assets in connection therewith if it engaged extensively in such transactions and if the market value or index value of the subject securities, currency or index at the delivery or settlement date fell to zero for all contracts into which the Portfolio was permitted to enter.
Where a Portfolio is permitted to enter into futures contracts obligating it to sell securities or currencies (as is the case with respect only to International
Portfolio), its potential losses are unlimited if it does not own the securities or currencies covered by the contracts and it is unable to close out the contracts prior to the settlement date.

                                       8

         Futures transactions involve brokerage costs and require a Portfolio to segregate assets to cover contracts that would require it to purchase securities or currencies. A Portfolio may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Portfolio had not entered into any futures transactions. In addition, the value of a Portfolio's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Portfolio's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

FIXED INCOME SECURITIES - EQUITY PORTFOLIOS

         The fixed income securities in which the Equity Portfolios may invest include securities issued or guaranteed by the United States Government or its agencies or instrumentalities, nonconvertible preferred stocks, nonconvertible corporate debt securities, and short-term obligations of the kinds described above. Investments in nonconvertible preferred stocks and nonconvertible corporate debt securities will be limited to securities which are rated at the time of purchase not less than BBB by Standard & Poor's or Baa by Moody's (or equivalent short-term ratings), or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Advisor. Obligations rated BBB, Baa or their equivalent, although investment grade, have speculative characteristics and carry a somewhat higher risk of default than obligations rated in the higher investment grade categories.

         In addition, Equity Income Portfolio may invest up to 25% of its total assets in less than investment grade convertible debt obligations. Every other
Equity Portfolio may invest up to 5% of its net assets in less than investment grade convertible debt obligations. For a description of such obligations and the risks associated therewith, see "-- Debt Obligations Rated Less Than
Investment Grade."

         The fixed income securities specified above, are subject to (i)
interest rate risk (the risk that increases in market interest rates will cause declines in the value of debt securities held by a Portfolio); (ii) credit risk
(the risk that the issuers of debt securities held by a Portfolio default in making required payments); and (iii) call or prepayment risk (the risk that a borrower may exercise the right to prepay a debt obligation before its stated
maturity, requiring a Portfolio to reinvest the prepayment at a lower interest rate).

FOREIGN SECURITIES

         GENERAL. Under normal market conditions International Portfolio invests principally in foreign securities. In addition, Equity Income Portfolio, Large
Cap Growth Portfolio, Mid Cap Growth Portfolio, Small Cap Growth Portfolio and
Technology Portfolio each may invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States securities exchange or represented by American Depositary Receipts. Corporate Bond
Portfolio may invest up to 25% of its total assets in foreign debt securities payable in U.S. dollars. These securities may include securities issued or guaranteed by (i) the Government of Canada, any Canadian Province or any
instrumentality and political subdivision thereof; (ii) any other foreign government agency or instrumentality; (iii) foreign subsidiaries of U.S.
corporations and (iv) bonds of foreign issuers having total capital and surplus at the time of investment of at least $1 billion.

         Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of
United States domestic issuers. These risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on

                                       9

removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Foreign securities also may be subject to greater fluctuations in price than securities issued by United States corporations. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the United States.

         In addition, there may be less publicly available information about a foreign company than about a United States domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to United States domestic companies. There is also generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States.
Confiscatory taxation or diplomatic developments could also affect investment in those countries. In addition, foreign branches of United States banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of United States banks and United
States domestic issuers.

         EMERGING MARKETS. International Portfolio may invest in securities issued by the governmental and corporate issuers that are located in emerging market countries. Investments in securities of issuers in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which may result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Portfolio's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the limited development and recent emergence, in certain countries, of a capital market structure or market-oriented economy;
and (vii) the possibility that recent favorable economic developments in certain countries may be slowed or reversed by unanticipated political or social events in such countries.

         Despite the dissolution of the Soviet Union, the Communist Party may continue to exercise a significant role in certain (particularly Eastern
European) countries. To the extent of the Communist Party's influence, investments in such countries will involve risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of such countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Portfolio could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in many developing countries. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to Portfolio shareholders.

         Certain countries, which do not have market economies, are characterized by an absence of developed legal structures governing private and foreign investments and private property. Certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals.

         Authoritarian governments in certain countries may require that a governmental or quasi-governmental authority act as custodian of the Portfolio's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the 1940 Act to act as foreign custodians of the Portfolio's cash and securities, the
Portfolio's investment in such

                                       10

countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such countries.

         AMERICAN DEPOSITARY RECEIPTS AND EUROPEAN DEPOSITARY RECEIPTS. For many foreign securities, United States dollar-denominated American Depositary
Receipts, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. American Depositary Receipts represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. American Depositary Receipts do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in American Depositary Receipts rather than directly in foreign issuers' stock, a Portfolio can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for many American Depositary Receipts.
The information available for American Depositary Receipts is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. International
Portfolio also may invest in European Depositary Receipts, which are receipts evidencing an arrangement with a European bank similar to that for American
Depositary Receipts and which are designed for use in the European securities markets. European Depositary Receipts are not necessarily denominated in the currency of the underlying security.

         Certain American Depositary Receipts and European Depositary Receipts,
typically those denominated as unsponsored, require the holders thereof to bear most of the costs of the facilities while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders in respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through voting rights.

         FOREIGN SECURITIES EXCHANGES. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges. Foreign markets also have different clearance and settlement procedures, and in some markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of International Portfolio is uninvested. In addition, settlement problems could cause such Portfolio to miss attractive investment opportunities or to incur losses due to an inability to sell or deliver securities in a timely fashion. In the event of a default by an issuer of foreign securities, it may be more difficult for the Portfolio to obtain or to enforce a judgment against the issuer.

FOREIGN CURRENCY TRANSACTIONS

         International Portfolio invests in securities which are purchased and sold in foreign currencies. The value of its assets as measured in United States dollars therefore may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. International
Portfolio also will incur costs in converting United States dollars to local currencies, and vice versa.

         International Portfolio will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell an amount of a specific currency at a specific price on a future date agreed upon by the parties. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.

                                       11

         International Portfolio may enter into forward currency contracts in order to hedge against adverse movements in exchange rates between currencies.
The Portfolio may engage in "transaction hedging" to protect against a change in the foreign currency exchange rate between the date the Portfolio contracts to purchase or sell a security and the settlement date, or to "lock in" the United
States dollar equivalent of a dividend or interest payment made in a foreign currency. It also may engage in "portfolio hedging" to protect against a decline in the value of its portfolio securities as measured in United States dollars which could result from changes in exchange rates between the United States dollar and the foreign currencies in which the portfolio securities are purchased and sold. International Portfolio also may hedge foreign currency exchange rate risk by engaging in currency futures and options transactions.

         Although a foreign currency hedge may be effective in protecting the
Portfolio from losses resulting from unfavorable changes in exchanges rates between the United States dollar and foreign currencies, it also would limit the gains which might be realized by the Portfolio from favorable changes in exchange rates. The decision by International Portfolio's Sub-Advisor to enter into currency hedging transactions will depend in part on its view regarding the direction and amount in which exchange rates are likely to move. The forecasting of movements in exchange rates is extremely difficult, so that it is highly uncertain whether a hedging strategy, if undertaken, would be successful. To the extent that the Sub-Advisor's view regarding future exchange rates proves to have been incorrect, International Portfolio may realize losses on their foreign currency transactions.

         As stated above, International Portfolio may engage in a variety of foreign currency transactions in connection with its investment activities.
These include forward foreign currency exchange contracts, foreign currency futures, and foreign currency options.

         FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.
These contracts are traded directly between currency traders (usually large commercial banks) and their customers. International Portfolio will not enter into such forward contracts or maintain a net exposure in such contracts where it would be obligated to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency. The Portfolio will segregate assets to cover its commitments with respect to such contracts to the extent required by the 1940 Act and the SEC. At the present time, a fund with a long position in a forward foreign currency contract is generally required to segregate cash or liquid securities equal to the purchase price of the contract, and a fund with a short position in a forward foreign currency contract is generally required to cash or liquid securities that, when added to any margin deposit, equal the market value of the currency underlying the forward contract. These requirements will not apply where a forward contract is used in connection with the settlement of investment purchases or sales or to the extent that the position has been "covered" by entering into an offsetting position. International Portfolio generally will not enter into a forward contract with a term longer than one year.

         FOREIGN CURRENCY FUTURES TRANSACTIONS. Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and may be traded on boards of trade and commodities exchanges or directly with a dealer which makes a market in such contracts and options. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts. As part of its financial futures transactions, International Portfolio may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, the Portfolio may be able to achieve many of the same objectives as through investing in forward foreign currency exchange contracts.

                                       12

         FOREIGN CURRENCY OPTIONS. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options at any time prior to expiration.

         A foreign currency call option rises in value if the underlying currency appreciates. Conversely, a foreign currency put option rises in value if the underlying currency depreciates. While purchasing a foreign currency option may protect International Portfolio against an adverse movement in the value of a foreign currency, it would not limit the gain which might result from a favorable movement in the value of the currency. For example, if the Portfolio were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. In such an event, however, the amount of the Portfolio's gain would be offset in part by the premium paid for the option. Similarly, if the Portfolio entered into a contract to purchase a security denominated in a foreign currency and purchased a foreign currency call to hedge against a rise in the value of the currency between the date of purchase and the settlement date, the Portfolio would not need to exercise its call if the currency instead depreciated in value. In such a case, the Portfolio could acquire the amount of foreign currency needed for settlement in the spot market at a lower price than the exercise price of the option.

MORTGAGE-BACKED SECURITIES

         As described in the Prospectuses, Corporate Bond Portfolio also may invest in mortgage-backed securities. The Portfolio will invest only in mortgage-backed securities that are Agency Pass-Through Certificates or collateralized mortgage obligations ("CMOs"), as defined and described below. In addition, the Portfolio may invest in private pass-through securities.

         Agency Pass-Through Certificates are mortgage pass-through certificates representing undivided interests in pools of residential mortgage loans.
Distribution of principal and interest on the mortgage loans underlying an
Agency Pass-Through Certificate is an obligation of or guaranteed by GNMA, FNMA or FHLMC. GNMA is a wholly-owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The guarantee of GNMA with respect to GNMA certificates is backed by the full faith and credit of the
United States, and GNMA is authorized to borrow from the United States Treasury in an amount which is at any time sufficient to enable GNMA, with no limitation as to amount, to perform its guarantee.

         FNMA is a federally chartered and privately owned corporation organized and existing under federal law. Although the Secretary of the Treasury of the
United States has discretionary authority to lend funds to FNMA, neither the
United States nor any agency thereof is obligated to finance FNMA's operations or to assist FNMA in any other manner.

         FHLMC is a federally chartered corporation organized and existing under federal law, the common stock of which is owned by the Federal Home Loan Banks.
Neither the United States nor any agency thereof is obligated to finance FHLMC's operations or to assist FHLMC in any other manner.

         The mortgage loans underlying GNMA certificates are partially or fully guaranteed by the Federal Housing Administration or the Veterans Administration,
while the mortgage loans underlying FNMA certificates and FHLMC certificates are conventional mortgage loans which are, in some cases, insured by private mortgage insurance companies. Agency Pass-Through Certificates may be issued in a single class with respect to a given pool of mortgage loans or in multiple classes.

                                       13

         The residential mortgage loans evidenced by Agency Pass-Through
Certificates and upon which CMOs are based generally are secured by first mortgages on one- to four-family residential dwellings. Such mortgage loans generally have final maturities ranging from 15 to 30 years and provide for monthly payments in amounts sufficient to amortize their original principal amounts by the maturity dates. Each monthly payment on such mortgage loans generally includes both an interest component and a principal component, so that the holder of the mortgage loans receives both interest and a partial return of principal in each monthly payment. In general, such mortgage loans can be prepaid by the borrowers at any time without any prepayment penalty. In addition, many such mortgage loans contain a "due-on-sale" clause requiring the loans to be repaid in full upon the sale of the property securing the loans.
Because residential mortgage loans generally provide for monthly amortization and may be prepaid in full at any time, the weighted average maturity of a pool of residential mortgage loans is likely to be substantially shorter than its stated final maturity date. The rate at which a pool of residential mortgage loans is prepaid may be influenced by many factors and is not predictable with precision.

         Private mortgage pass-through securities ("Private Pass-Throughs") are structured similarly to GNMA, FNMA and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing. These securities usually are backed by a pool of commercial fixed rate, conventional fixed rate or adjustable loans. Since Private Pass-Throughs typically are not guaranteed by an entity having the credit status of GNMA, FNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. Such credit support falls into two categories: (i) liquidity protection and (ii)
protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion.
Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Portfolio will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

         The ratings of securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the enhancement provider. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

         CMOs are debt obligations typically issued by a private special-purpose entity and collateralized by residential or commercial mortgage loans or Agency
Pass-Through Certificates. Corporate Bond Portfolio will invest only in CMOs which are rated in one of the four highest rating categories by a nationally recognized statistical rating organization or which are of comparable quality in the judgment of the Advisor. Because CMOs are debt obligations of private entities, payments on CMOs generally are not obligations of or guaranteed by any governmental entity, and their ratings and creditworthiness typically depend, among other factors, on the legal insulation of the issuer and transaction from the consequences of a sponsoring entity's bankruptcy.

         CMOs generally are issued in multiple classes, with holders of each class entitled to receive specified portions of the principal payments and prepayments and/or of the interest payments on the underlying mortgage loans.
These entitlements can be specified in a wide variety of ways, so that the payment characteristics of various classes may differ greatly from one another.
For instance, holders may hold interests in CMO tranches called Z-tranches which defer interest and principal payments until one or other classes of the CMO have been paid in full. In addition, for example:

                                       14

         o        In a sequential-pay CMO structure, one class is entitled to receive all principal payments and prepayments on the
                  underlying mortgage loans (and interest on unpaid principal)
                  until the principal of the class is repaid in full, while the remaining classes receive only interest; when the first class is repaid in full, a second class becomes entitled to receive all principal payments and prepayments on the underlying
                  mortgage loans until the class is repaid in full, and so
                  forth.

         o        A planned amortization class ("PAC") of CMOs is entitled to receive principal on a stated schedule to the extent that it is available from the underlying mortgage loans, thus
                  providing a greater (but not absolute) degree of certainty as to the schedule upon which principal will be repaid.

         o        An accrual class of CMOs provides for interest to accrue and be added to principal (but not be paid currently) until
                  specified payments have been made on prior classes, at which time the principal of the accrual class (including the accrued interest which was added to principal) and interest thereon begins to be paid from payments on the underlying mortgage loans.

         o        As discussed above with respect to Agency Pass-Through
                  Certificates, an interest-only class of CMOs entitles the
                  holder to receive all of the interest and none of the
                  principal on the underlying mortgage loans, while a
                  principal-only class of CMOs entitles the holder to receive all of the principal payments and prepayments and none of the interest on the underlying mortgage loans.

         o        A floating rate class of CMOs entitles the holder to receive interest at a rate which changes in the same direction and magnitude as changes in a specified index rate. An inverse floating rate class of CMOs entitles the holder to receive interest at a rate which changes in the opposite direction from, and in the same magnitude as or in a multiple of,
                  changes in a specified index rate. Floating rate and inverse floating rate classes also may be subject to "caps" and
                  "floors" on adjustments to the interest rates which they bear.

         o        A subordinated class of CMOs is subordinated in right of
                  payment to one or more other classes. Such a subordinated
                  class provides some or all of the credit support for the
                  classes that are senior to it by absorbing losses on the
                  underlying mortgage loans before the senior classes absorb any losses. A subordinated class which is subordinated to one or more classes but senior to one or more other classes is
                  sometimes referred to as a "mezzanine" class. A subordinated class generally carries a lower rating than the classes that are senior to it, but may still carry an investment grade
                  rating.

         REMICs are offerings of multiple class real estate mortgage-backed securities which qualify and elect treatment as such under provisions of the
Internal Revenue Code. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations, or segregated pools of mortgages. Once
REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates of interest, and a single class of "residual interests." To qualify as a REMIC, substantially all the assets of the entity must be in assets directly or indirectly secured principally by real property.

         It generally is more difficult to predict the effect of changes in market interest rates on the return on mortgage-backed securities than to predict the effect of such changes on the return of a conventional fixed-rate debt instrument, and the magnitude of such effects may be greater in some cases.
The return on

                                       15

interest-only and principal-only mortgage-backed securities is particularly sensitive to changes in interest rates and prepayment speeds. When interest rates decline and prepayment speeds increase, the holder of an interest-only mortgage-backed security may not even recover its initial investment. Similarly, the return on an inverse floating rate CMO is likely to decline more sharply in periods of increasing interest rates than that of a fixed-rate security. For these reasons, interest-only, principal-only and inverse floating rate mortgage-backed securities generally have greater risk than more its total assets in interest-only, principal-only, inverse interest only or inverse floating rate mortgage-backed securities.

ASSET-BACKED SECURITIES

         Corporate Bond Portfolio may invest in asset-backed securities.
Asset-backed securities generally constitute interests in, or obligations secured by, a pool of receivables other than mortgage loans, such as automobile loans and leases, credit card receivables, home equity loans and trade receivables. Asset-backed securities generally are issued by a private special-purpose entity. Their ratings and creditworthiness typically depend on the legal insulation of the issuer and transaction from the consequences of a sponsoring entity's bankruptcy, as well as on the credit quality of the underlying receivables and the amount and credit quality of any third-party credit enhancement supporting the underlying receivables or the asset-backed securities. Asset-backed securities and their underlying receivables generally are not issued or guaranteed by any governmental entity.

COLLATERALIZED DEBT OBLIGATIONS

          Corporate Bond Portfolio may invest in Collateralized Debt Obligations
("CDOs"). Similar to CMOs, CDOs are debt obligations typically issued by a private special-purpose entity and collateralized principally by debt securities
(including, for example, high-yield, high-risk bonds, structured finance securities including asset-backed securities, CDOs, mortgage-backed securities and REITs) or corporate loans. The special purpose entity typically issues one or more classes (sometimes referred to as "tranches") of rated debt securities, one or more unrated classes of debt securities that are generally treated as equity interests, and a residual equity interest. The tranches of CDOs typically have different interest rates, projected weighted average lives and ratings, with the higher rated tranches paying lower interest rates. One or more forms of credit enhancement are almost always necessary in a CDO structure to obtain the desired credit ratings for the most highly rated debt securities issued by the
CDO. The types of credit enhancement used include "internal" credit enhancement provided by the underlying assets themselves, such as subordination, excess spread and cash collateral accounts, hedges provided by interest rate swaps, and
"external" credit enhancement provided by third parties, principally financial guaranty insurance issued by monoline insurers. Despite this credit enhancement,
CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of lower rated protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class. CDOs can be less liquid than other publicly held debt issues, and require additional structural analysis.

ZERO COUPON SECURITIES

         Corporate Bond Portfolio may invest in zero coupon, fixed income securities. Zero coupon securities pay no cash income to their holders until they mature and are issued at substantial discounts from their value at maturity. When held to maturity, their entire return comes from the difference between their purchase price and their maturity value. Because interest on zero coupon securities is not paid on a current basis, the values of securities of this type are subject to greater fluctuations than are the value of securities that distribute income regularly and may be more speculative than such securities. Accordingly, the values of these securities may be highly volatile as interest rates rise or fall.

                                       16

INTEREST RATE CAPS AND FLOORS

         The Corporate Bond Portfolio may purchase or sell interest rate caps and floors to preserve a return or a spread on a particular investment or portion of its portfolio or for other non-speculative purposes. The purchase of an interest rate cap entitles the purchaser, to the extent a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling such interest rate floor.

SWAP AGREEMENTS

         The Corporate Bond Portfolio may enter into interest rate, total return and credit default swap agreements. The Portfolio may also enter into options on the foregoing types of swap agreements ("swap options") and in bonds issued by special purpose entities that are backed by a pool of swaps.

         Swap agreements are two party contracts entered into primarily by institutional investors for a specified period of time. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined investment or index. The gross returns to be exchanged or swapped between the parties are generally calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a basket of securities representing a particular index. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement at some designated future time on specified terms. The Portfolio may write (sell) and purchase put and call swap options.

         Interest rate swaps involve the exchange of a fixed rate of interest for a floating rate of interest, usually over a one- to ten-year term. Total return swaps involve the exchange of a floating rate of interest for a coupon equal to the total return of a specified market index, usually over a three-month to one-year term. Credit default swaps involve the exchange of a monthly interest rate spread over a period of time for the risk of default by an individual corporate borrower or with respect to a basket of securities.

         One example of the use of swaps within the Portfolio may be to manage the interest rate sensitivity of the Portfolio. The Portfolio might receive or pay a fixed interest rate of a particular maturity and pay or receive a floating rate in order to increase or decrease the duration of the Portfolio. Or, the
Portfolio may buy or sell swap options to effect the same result. The Portfolio may also replicate a security by selling it, placing the proceeds in cash deposits, and receiving a fixed rate in the swap market.

         Another example of the use of swaps within the Portfolio is the use of credit default swaps to buy or sell credit protection. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The seller of credit protection against a security or basket of securities receives an upfront or periodic payment to compensate against potential default events. The Portfolio may enhance income by selling protection or protect credit risk by buying protection. Market supply and demand factors may cause distortions between the cash securities market and the credit default swap market. The credit protection market is still relatively new and should be considered illiquid.

         Most swap agreements entered into by the Portfolio would calculate the obligations of the parties to the agreement on a "net basis." Consequently, the
Portfolio's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Portfolio's current obligations under a net swap agreement will be accrued daily (offset against any

                                       17

amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by assets determined to be liquid by the
Advisor.

         The use of swap agreements by the Portfolio entails certain risks.
Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the Portfolio. Total return swaps could result in losses if the reference index does not perform as anticipated by the Portfolio.
Credit default swaps could result in losses if the Portfolio does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based.

         The Portfolio will generally incur a greater degree of risk when it writes a swap option than when it purchases a swap option. When the Portfolio purchases a swap option it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the
Portfolio writes a swap option it will be obligated, upon exercise of the option, according to the terms of the underlying agreement.

         Because swaps are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid.
Moreover, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the
Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

ADJUSTABLE RATE MORTGAGE SECURITIES

         Corporate Bond Portfolio may invest in adjustable rate mortgage securities ("ARMS"). ARMS are pass-through mortgage securities collateralized by mortgages with interest rates that are adjusted from time to time. ARMS also include adjustable rate tranches of CMOs. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the values of ARMS, like other debt securities, generally vary inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the values of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMs move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates.

         ARMS typically have caps which limit the maximum amount by which the interest rate may be increased or decreased at periodic intervals or over the life of the loan. To the extent interest rates increase in excess of the caps,
ARMS can be expected to behave more like traditional debt securities and to decline in value to a greater extent than would be the case in the absence of such caps. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages. The extent to which the prices of ARMS fluctuate with changes in interest rates will also be affected by the indices underlying the ARMS.

DEBT OBLIGATIONS RATED LESS THAN INVESTMENT GRADE

         Corporate Bond Portfolio may invest in both investment grade and non-investment grade debt obligations. Debt obligations rated BB, B or CCC by
Standard & Poor's or Ba, B or Caa by Moody's are considered to be less than
"investment grade" and are sometimes referred to as "high-yield" securities or
"junk bonds." Corporate Bond Portfolio may invest in non-investment grade bonds rated at least B by

                                       18

Standard & Poor's or Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or in unrated securities determined to be of comparable quality by the Advisor.

         The "equity securities" in which the Equity Income Portfolio may invest include corporate debt obligations which are convertible into common stock.
These convertible debt obligations may include non-investment grade convertible debt obligations.

         Yields on non-investment grade debt obligations will fluctuate over time. The prices of such obligations have been found to be less sensitive to interest rate changes than higher rated obligations, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of non-investment grade debt obligations.

         In addition, the secondary trading market for non-investment grade debt obligations may be less developed than the market for investment grade obligations. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of non-investment grade obligations, especially in a thin secondary trading market.

         Certain risks also are associated with the use of credit ratings as a method for evaluating non-investment grade debt obligations. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of such obligations. In addition, credit rating agencies may not timely change credit ratings to reflect current events. Thus, the use of non-investment grade convertible debt obligations may be more dependent on the
Advisor's own credit analysis than is the case with investment grade obligations.

FLOATING RATE DEBT OBLIGATIONS

         Corporate Bond Portfolio expects to invest in floating rate debt obligations issued, assumed, or guaranteed by corporations, trusts, partnerships, governmental agencies or creators, or other such special purpose entities, including increasing rate securities. Floating rate securities are generally offered at an initial interest rate which is at or above prevailing market rates. The interest rate paid on these securities is then reset periodically (commonly every 90 days) to an increment over some predetermined interest rate index. Commonly utilized indices include the three-month Treasury bill rate, the 180-day Treasury bill rate, the one-month or three-month London
Interbank Offered Rate (LIBOR), the prime rate of a bank, the commercial paper rates, or the longer-term rates on U.S. Treasury securities.

FIXED RATE DEBT OBLIGATIONS

         Corporate Bond Portfolio will invest in fixed rate debt obligations issued, assumed, or guaranteed by corporations, trusts, partnerships, governmental agencies or creators, or other such special purpose entities. Fixed rate securities tend to exhibit more price volatility during times of rising or falling interest rates than securities with floating rates of interest. This is because floating rate securities, as described above, behave like short-term instruments in that the rate of interest they pay is subject to periodic adjustments based on a designated interest rate index. Fixed rate securities pay a fixed rate of interest and are more sensitive to fluctuating interest rates.
In periods of rising interest rates the value of a fixed rate security is likely to fall. Fixed rate securities with short-term characteristics are not subject to the same price volatility as fixed rate securities without such characteristics. Therefore, they behave more like floating rate securities with respect to price volatility.

                                       19

PAYMENT-IN-KIND DEBENTURES AND DELAYED INTEREST SECURITIES

         Corporate Bond Portfolio may invest in debentures the interest on which may be paid in other securities rather than cash ("PIKs"). Typically, during a specified term prior to the debenture's maturity, the issuer of a PIK may provide for the option or the obligation to make interest payments in debentures, common stock or other instruments (i.e., "in kind" rather than in cash). The type of instrument in which interest may or will be paid would be known by the Portfolio at the time of investment. While PIKs generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Portfolio to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by the Internal
Revenue Code of 1986, as amended (the "Code").

         Unlike PIKs, delayed interest securities do not pay interest for a specified period. Because values of securities of this type are subject to greater fluctuations than are the values of securities that distribute income regularly, they may be more speculative than such securities.

PREFERRED STOCK

         The Portfolios may invest in preferred stock. Preferred stock, unlike common stock, offers a stated dividend rate payable from the issuer's earnings.
Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

         The Corporate Bond Portfolio may invest in debt securities which are convertible into or exchangeable for, or which carry warrants or other rights to acquire, common or preferred stocks. Equity interests acquired through conversion, exchange or exercise of rights to acquire stock will be disposed of by the Portfolio as soon as practicable in an orderly manner, except that the
Portfolio is not required to dispose of any preferred stock so acquired.

TRUST PREFERRED SECURITIES

         The Corporate Bond Portfolio may invest in trust preferred securities.
Trust preferred securities are preferred securities typically issued by a special purpose trust subsidiary and backed by subordinated debt of that subsidiary's parent corporation. Trust preferred securities may have varying maturity dates, at times in excess of 30 years, or may have no specified maturity date with an onerous interest rate adjustment if not called on the first call date. Dividend payments of the trust preferred securities generally coincide with interest payments on the underlying subordinated debt. Trust preferred securities generally have a yield advantage over traditional preferred stocks, but unlike preferred stocks, distributions are treated as interest rather than dividends for federal income tax purposes and therefore, are not eligible for the dividends-received deduction. See "Taxation." Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation and may be deferred for up to 20 consecutive quarters.
There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

PARTICIPATION INTERESTS

         Corporate Bond Portfolio may acquire participation interests in senior, fully secured floating rate loans that are made primarily to U.S. companies. The
Portfolio's investments in participation interests are

                                       20

subject to its limitation on investments in illiquid securities. The Portfolio may purchase only those participation interests that mature in one year or less, or, if maturing in more than one year, have a floating rate that is automatically adjusted at least once each year according to a specified rate for such investments, such as a published interest rate or interest rate index.
Participation interests are primarily dependent upon the creditworthiness of the borrower for payment of interest and principal. Such borrowers may have difficulty making payments and may have senior securities rated as low as C by
Moody's, or D by Standard & Poor's.

CFTC INFORMATION

         The Commodity Futures Trading Commission (the "CFTC"), a federal agency, regulates trading activity pursuant to the Commodity Exchange Act, as amended. The CFTC requires the registration of "commodity pool operators," which are defined as any person engaged in a business which is of the nature of an investment trust, syndicate or a similar form of enterprise, and who, in connection therewith, solicits, accepts or receives from others funds, securities or property for the purpose of trading in a commodity for future delivery on or subject to the rules of any contract market. The CFTC has adopted
Rule 4.5, which provides an exclusion from the definition of commodity pool operator for any registered investment company which (i) will use commodity futures or commodity options contracts (a) solely for bona fide hedging purposes
(provided, however, that in the alternative, with respect to each long position in a commodity future or commodity option contract, an investment company may meet certain other tests set forth in Rule 4.5) or (b) for other purposes so long as the aggregate initial margin and premiums required in connection with non-hedging positions do no exceed 5% of the liquidation value of the investment company's portfolio; (ii) will not be marketed to the public as a commodity pool or as a vehicle for investing in commodity interests; (iii) will disclose to its investors the purposes of and limitations on its commodity interest trading; and
(iv) will submit to special calls of the CFTC for information. Any investment company desiring to claim this exclusion must file a notice of eligibility with both the CFTC and the National Futures Association. FAIP has made such notice filings with respect to those Portfolios which may invest in commodity futures or commodity options contracts.

                             INVESTMENT RESTRICTIONS

         In addition to the investment objectives and policies set forth in the
Prospectus and under the caption "Additional Information Concerning Portfolio
Investments" above, each of the Portfolios is subject to the investment restrictions set forth below. The investment restrictions set forth in paragraphs 1 through 6 below are fundamental and cannot be changed with respect to a Portfolio without approval by the holders of a majority of the outstanding shares of that Portfolio as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), i.e., by the lesser of the vote of (a) 67% of the shares of the Portfolio present at a meeting where more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Portfolio.

         None of the Portfolios will:

         1.       Borrow money or issue senior securities, except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

         2.       Concentrate its investments in a particular industry, except that Technology Portfolio will concentrate its investments in the technology industry. For purposes of this limitation, the
                  U.S. Government, and state or municipal governments and their political subdivisions, are not considered members of any
                  industry. Whether a Portfolio is concentrating in an industry shall be determined in accordance with the 1940 Act, as
                  interpreted or modified from time to time by any regulatory authority having jurisdiction.*

                                       21

         3.       Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of
                  portfolio securities, it may be deemed an underwriter under applicable laws.

         4.       Purchase or sell real estate unless as a result of ownership of securities or other instruments, but this shall not prevent the Portfolios from investing in securities or other
                  instruments backed by real estate or interest therein or in securities of companies that deal in real estate or mortgages.

         5.       Purchase physical commodities or contracts relating to
                  physical commodities.

         6.       Make loans except as permitted under the 1940 Act, as
                  interpreted or modified from time to time by any regulatory authority having jurisdiction.

         The following restrictions are non-fundamental and may be changed by
FAIP's Board of Directors without a shareholder vote:

         None of the Portfolios will:

         1.       Invest more than 15% of its net assets in all forms of
                  illiquid investments.

         2.       Make additional investments while its borrowings exceed 5% of its total assets.

--------------------------------------------------------------------------------
* According to the present interpretation by the Securities and Exchange
Commission, the Portfolio would be concentrated in an industry if 25% or more of its total assets, based on current market value at the time of purchase, were invested in that industry.

         The Board of Directors has adopted guidelines and procedures under which the Portfolios' Advisor is to determine whether certain types of securities which may be held by the Portfolios are "liquid" and to report to the
Board concerning its determinations, including: (i) securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933; and (ii)
commercial paper issued in reliance on the "private placement" exemption from registration under Section 4(2) of the Securities Act of 1933, whether or not it is eligible for resale pursuant to Rule 144A.

                                 PORTFOLIO NAMES

         With respect to any Portfolio that has adopted an investment strategy pursuant to Rule 35d-1 of the 1940 Act, whereby at least 80% of the Portfolio's net assets (plus the amount of any borrowings for investment purposes) must be invested in a strategy suggested by the Portfolio's name, a policy has been adopted by the Portfolios to provide shareholders with at least 60 days notice in the event of a planned change to the investment strategy. Such notice to shareholders will meet the requirements of Rule 35d-1(c).

                               PORTFOLIO TURNOVER

         Portfolio turnover is a measure of the trading activity in the portfolio's investments. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the portfolio pays when it buys and sells securities. Mid Cap Growth Portfolio, Small Cap Growth
Portfolio, and Technology Portfolio have each experienced significant decreases in their rates of portfolio turnover over the two most recently completed fiscal years. Mid Cap Growth Portfolio's turnover rate decreased from 361% to

                                       22

118% and Small Cap Growth Portfolio's turnover rate decreased from 406% to 157%
for the fiscal years ended December 31, 2002 and December 31, 2003, respectively. These Portfolios had higher portfolio turnover rates in 2002 because of the effect of portfolio restructuring in fiscal year 2002 due to a change in their portfolio management teams. The restructuring of these
Portfolios was essentially completed by fiscal year 2003, resulting in lower portfolio turnover rates. Technology Portfolio's turnover rate decreased from
269% to 87% for the fiscal years ended December 31, 2002 and December 31, 2003, respectively. The Portfolio had a higher portfolio turnover rate in 2002 because of the continued effects of portfolio restructuring in fiscal years 2001 and
2002 due to a change in portfolio management team in 2001. Factors contributing to the decrease in turnover in 2003 included the investment strategy employed by the new management team and the completion of the portfolio restructuring prior to the beginning of the fiscal year.

                    DIRECTORS AND OFFICERS OF THE PORTFOLIOS

         The directors and officers of FAIP are listed below. The Board of
Directors generally oversees the overall operation and management of FAIP under the laws of the State of Minnesota.

INDEPENDENT DIRECTORS

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
                                                                                      NUMBER OF
                                                                                      PORTFOLIOS IN       OTHER
NAME, ADDRESS,    POSITION(S) TERM OF OFFICE                                          FUND COMPLEX        DIRECTORSHIPS
AND YEAR OF       HELD        AND LENGTH OF            PRINCIPAL OCCUPATION(S)        OVERSEEN BY         HELD BY
BIRTH             WITH FUND   TIME SERVED              DURING PAST 5 YEARS            DIRECTOR            DIRECTOR*
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
Benjamin R.       Director    Term expiring earlier    Senior Financial Advisor,      First American      None
Field III,                    of death, resignation,   Bemis Company, Inc. since      Funds Complex:
800 Nicollet                  removal,                 2002; Senior Vice President,   twelve registered
Mall,                         disqualification, or     Chief Financial Officer and    investment
Minneapolis, MN               successor duly elected   Treasurer, Bemis, through      companies,
55402                         and qualified.           2002                           including 61
(1939)                        Director of FAIP since                                  portfolios
                              September 2003
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
Mickey P. Foret,  Director    Term expiring earlier    Consultant to Northwest        First American      ADC
800 Nicollet                  of death, resignation,   Airlines, Inc. since 2002;     Funds Complex:      Telecommunications,
Mall,                         removal,                 Executive Vice President and   twelve registered   Inc.; URS
Minneapolis, MN               disqualification, or     Chief Financial Officer,       investment          Corporation;
55402                         successor duly elected   Northwest Airlines, through    companies,          Champion
(1946)                        and qualified.           2002                           including 61        Airlines,
                              Director of FAIP since                                  portfolios          Inc.
                              September 2003
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
Roger A.          Director    Term expiring earlier    Vice President, Cargo -        First American      None
Gibson,                       of death, resignation,   United Airlines, since July    Funds Complex:
800 Nicollet                  removal,                 2001; Vice President, North    twelve registered
Mall,                         disqualification, or     America-Mountain Region for    investment
Minneapolis, MN               successor duly elected   United Airlines (1995-2001)    companies,
55402                         and qualified.                                          including 61
(1946)                        Director of FAIP since                                  portfolios
                              August 1999
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
Victoria J.       Director    Term expiring earlier    Investment consultant and      First American      None
Herget,                       of death, resignation,   non-profit board member        Funds Complex:
800 Nicollet                  removal,                 since 2001; Managing           twelve registered
Mall,                         disqualification, or     Director of Zurich Scudder     investment
Minneapolis, MN               successor duly elected   Investments through 2001       companies,
55402                         and qualified.                                          including 61
(1952)                        Director of FAIP since                                  portfolios
                              September 2003
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
Leonard W.        Director    Term expiring earlier    Owner, Executive and           First American      None
Kedrowski,                    of death, resignation,   Management Consulting, Inc.,   Funds Complex:
800 Nicollet                  removal,                 a management consulting        twelve registered
Mall,                         disqualification, or     firm; Board member, GC         investment
Minneapolis, MN               successor duly elected   McGuiggan Corporation (DBA     companies,
55402                         and qualified.           Smyth Companies), a label      including 61
(1941)                        Director of FAIP since   printer; former Chief          portfolios
                              August 1999              Executive Officer, Creative
                                                       Promotions International,
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------

                                       23

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
                                                                                      NUMBER OF
                                                                                      PORTFOLIOS IN       OTHER
NAME, ADDRESS,    POSITION(S) TERM OF OFFICE                                          FUND COMPLEX        DIRECTORSHIPS
AND YEAR OF       HELD        AND LENGTH OF            PRINCIPAL OCCUPATION(S)        OVERSEEN BY         HELD BY
BIRTH             WITH FUND   TIME SERVED              DURING PAST 5 YEARS            DIRECTOR            DIRECTOR*
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
                                                       LLC, a promotional award
                                                       programs and products
                                                       company, through October
                                                       2003; Advisory Board Member,
                                                       Designer Doors, a
                                                       manufacturer of designer
                                                       doors, through 2002
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
Richard K.        Director    Term expiring earlier    Retired; Director, President   First American      None
Riederer,                     of death, resignation,   and Chief Executive Officer,   Funds Complex:
800 Nicollet                  removal,                 Weirton Steel through 2001     twelve registered
Mall,                         disqualification, or                                    investment
Minneapolis, MN               successor duly elected                                  companies,
55402                         and qualified.                                          including 61
(1944)                        Director of FAIP since                                  portfolios
                              August 2001
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
Joseph D.         Director    Term expiring earlier    Owner and President,           First American      None
Strauss,                      of death, resignation,   Excensus(TM)LLC, a consulting  Funds Complex:
800 Nicollet                  removal,                 firm, since 2001; Owner and    twelve registered
Mall,                         disqualification, or     President, Strauss             investment
Minneapolis, MN               successor duly elected   Management Company,  a         companies,
55402                         and qualified.           Minnesota holding company      including 61
(1940)                        Director of FAIP since   for various organizational     portfolios
                              August 1999              management business
                                                       ventures; Owner, Chairman
                                                       and Chief Executive Officer,
                                                       Community Resource
                                                       Partnerships, Inc., a
                                                       strategic planning,
                                                       operations management,
                                                       government relations,
                                                       transportation planning and
                                                       public relations
                                                       organization; attorney at law
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
Virginia L.       Chair;      Chair  Term three        Owner and President,           First American      None
Stringer,         Director    years.  Director Term    Strategic Management           Funds Complex:
800 Nicollet                  expiring earlier of      Resources, Inc.,  a            twelve registered
Mall,                         death, resignation,      management consulting firm;    investment
Minneapolis, MN               removal,                 Executive Consultant for       companies,
55402                         disqualification, or     State Farm Insurance Company   including 61
(1944)                        successor duly elected                                  portfolios
                              and qualified. Chair
                              of FAIP's Board since
                              August 1999; Director
                              of FAIP since August
                              1999
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
James M. Wade,    Director    Term expiring earlier    Owner and President, Jim       First American      None
800 Nicollet                  of death, resignation,   Wade Homes, a homebuilding     Funds Complex:
Mall,                         removal,                 company, since 1999            twelve registered
Minneapolis, MN               disqualification, or                                    investment
55402                         successor duly elected                                  companies,
(1943)                        and qualified.                                          including 61
                              Director of FAIP since                                  portfolios
                              August 2001
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------

* Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

                                       24

OFFICERS

----------------------- ----------------- -------------------- --------------------------------------------------------
                                          TERM OF OFFICE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
NAME, ADDRESS, AND      POSITION(S) HELD  AND LENGTH OF
YEAR OF BIRTH           WITH FUND         TIME SERVED
----------------------- ----------------- -------------------- --------------------------------------------------------
Thomas S. Schreier,     President         Re-elected by the    Chief Executive Officer of U.S. Bancorp Asset
Jr., U.S. Bancorp                         Board annually;      Management, Inc. since May 2001; Chief Executive
Asset Management,                         President of FAIP    Officer of First American Asset Management from
Inc.,                                     since February       December 2000 through May 2001 and of Firstar
800 Nicollet Mall,                        2001                 Investment & Research Management Company from February
Minneapolis,                                                   2001 through May 2001; Senior Managing Director and
Minnesota 55402                                                Head of Equity Research of U.S. Bancorp Piper Jaffray
(1962) *                                                       from October 1998 through December 2000; prior to
                                                               October 1988, Senior Airline Analyst and a Director in
                                                               the Research Department, Credit Suisse First Boston
----------------------- ----------------- -------------------- --------------------------------------------------------

----------------------- ----------------- -------------------- --------------------------------------------------------
Mark S. Jordahl,        Vice President    Re-elected by the    Chief Investment Officer of U.S. Bancorp Asset
U.S. Bancorp Asset      - Investments     Board annually;      Management, Inc. since September 2001; President and
Management, Inc.                          Vice President  -    Chief Investment Officer, ING Investment Management -
800 Nicollet Mall,                        Investments of       Americas (September 2000 to June 2001); Senior Vice
Minneapolis,                              FAIP since           President and Chief Investment Officer, ReliaStar
Minnesota 55402                           September 2001       Financial Corp. (January 1998 to September 2000)
(1960) *
----------------------- ----------------- -------------------- --------------------------------------------------------

----------------------- ----------------- -------------------- --------------------------------------------------------
Jeffery M. Wilson,      Vice President    Re-elected by the    Senior Vice President of U.S. Bancorp Asset Management
U.S. Bancorp Asset      - Administration  Board annually;      since May 2001; prior thereto, Senior Vice President
Management, Inc.                          Vice President -     of First American Asset Management
800 Nicollet Mall,                        Administration of
Minneapolis,                              FAIP since March
Minnesota 55402                           2000
(1956) *
----------------------- ----------------- -------------------- --------------------------------------------------------

----------------------- ----------------- -------------------- --------------------------------------------------------
Joseph M. Ulrey III,    Treasurer         Re-elected by the    Senior Managing Director, Fund Treasury, since
U.S. Bancorp Asset                        Board annually;      December 2003 and Senior Managing Director, Risk
Management, Inc.                          Treasurer of FAIP    Management and Quantitative Analysis, since May 2001,
800 Nicollet Mall,                        since December 2003  U.S. Bancorp Asset Management, Inc.; from May 2001
Minneapolis,                                                   through December 2001, Senior Managing Director,
Minnesota 55402                                                Securities Lending and Money Market Funds, U.S.
(1958) *                                                       Bancorp Asset Management, Inc.; prior thereto, Senior
                                                               Managing Director, Securities Lending and Money Market
                                                               Funds, First American Asset Management
----------------------- ----------------- -------------------- --------------------------------------------------------

----------------------- ----------------- -------------------- --------------------------------------------------------
James D. Alt,           Secretary         Re-elected by the    Partner, Dorsey & Whitney LLP, a Minneapolis- based
50 South Sixth                            Board annually;      law firm
Street, Suite 1500,                       Secretary of FAIP
Minneapolis,                              since June 2002;
Minnesota 55402 (1951)                    Assistant
                                          Secretary of FAIP
                                          from September
                                          1998 to June 2002.
----------------------- ----------------- -------------------- --------------------------------------------------------

----------------------- ----------------- -------------------- --------------------------------------------------------
Michael J. Radmer,      Assistant         Re-Elected by the    Partner, Dorsey & Whitney LLP, a Minneapolis- based
50 South Sixth          Secretary         Board annually;      law firm
Street, Suite 1500,                       Assistant
Minneapolis,                              Secretary Of FAIP
Minnesota 55402 (1945)                    since March 2000;
                                          Secretary of FAIP
                                          from September
                                          1999 through March
                                          2000
----------------------- ----------------- -------------------- --------------------------------------------------------

----------------------- ----------------- -------------------- --------------------------------------------------------
Kathleen L.             Assistant         Re-elected by the    Partner, Dorsey & Whitney LLP, a Minneapolis- based
Prudhomme,              Secretary         Board annually;      law firm
50 South Sixth                            Assistant
Street, Suite 1500,                       Secretary of FAIP
Minneapolis,                              since September
Minnesota 55402 (1953)                    1998
----------------------- ----------------- -------------------- --------------------------------------------------------

----------------------- ----------------- -------------------- --------------------------------------------------------
James R. Arnold,        Assistant         Re-elected by the    Vice President, U.S. Bancorp Fund Services, LLC since
615 E. Michigan         Secretary         Board annually;      March 2002; Senior Administration Services Manager,
Street, Milwaukee, WI                     Assistant            UMB Fund Services, Inc. through March 2002
53202 (1957) *                            Secretary of FAIP
                                          since June 2003
----------------------- ----------------- -------------------- --------------------------------------------------------

                                       25

----------------------- ----------------- -------------------- --------------------------------------------------------
                                          TERM OF OFFICE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
NAME, ADDRESS, AND      POSITION(S) HELD  AND LENGTH OF
YEAR OF BIRTH           WITH FUND         TIME SERVED
----------------------- ----------------- -------------------- --------------------------------------------------------
----------------------- ----------------- -------------------- --------------------------------------------------------
Richard J. Ertel,       Assistant         Re-elected by the    Disclosure Counsel, U.S. Bancorp Asset Management,
U.S. Bancorp Asset      Secretary         Board annually;      Inc. since May 2003; Associate Counsel, Hartford Life
Management, Inc.,                         Assistant            and Accident Insurance Company from April 2001 through
800 Nicollet Mall,                        Secretary of FAIP    May 2003; Attorney and Law Clerk, Fortis Financial
Minneapolis, MN 55402                     since June 2003      Group, through March 2001
(1967) *
----------------------- ----------------- -------------------- --------------------------------------------------------

----------------------- ----------------- -------------------- --------------------------------------------------------
Douglas G. Hess,        Assistant         Re-elected by the    Vice President, U.S. Bancorp Fund Services, LLC since
615 E. Michigan         Secretary         Board annually;      November 2002; prior thereto, Assistant Vice
Street, Milwaukee, WI                     Assistant            President, Fund Compliance Administrator, U.S. Bancorp
53202 (1967) *                            Secretary of FAIP    Fund Services LLC
                                          since September
                                          2001
----------------------- ----------------- -------------------- --------------------------------------------------------

*        Messrs. Schreier, Jordahl, Wilson, Ulrey and Ertel are each officers of
U.S. Bancorp Asset Management, Inc., which serves as investment advisor for
FAIF. Messrs. Arnold and Hess are officers of U.S. Bancorp Fund Services, LLC, which is a subsidiary of U.S. Bancorp and which serves as Co-Administrator for
FAIF.

                                       26

STANDING COMMITTEES OF THE BOARD OF DIRECTORS

         There are currently three standing committees of the FAIP Board of
Directors: Audit Committee, Pricing Committee and Nominating Committee.

---------------- ------------------------------------------------ ---------------------------- ------------------------
                                                                                                NUMBER OF FUND COMPLEX
                               COMMITTEE FUNCTION                      COMMITTEE MEMBERS         COMMITTEE MEETINGS
                                                                                                  HELD DURING LAST
                                                                                                     FISCAL YEAR
---------------- ------------------------------------------------ ---------------------------- ------------------------
Audit Committee  The Committee will recommend annually to the      Leonard Kedrowski (Chair)             10
                 Board of Directors a firm of independent               Benjamin Field
                 certified public accountants to audit the               Mickey Foret
                 books and records of the funds for the ensuing        Virginia Stringer
                 year. In connection therewith, the Committee
                 (ex-officio) will monitor that firm's
                 performance, including a review of each audit
                 and review of fees paid, confer with that firm
                 as to the funds' financial statements and
                 internal controls, evaluate the firm's
                 independence, review procedures to safeguard
                 portfolio securities, review the purchase by
                 the funds from the firm of nonaudit services,
                 facilitate communications with management and
                 service providers and review funds' back-up
                 procedures and disaster recovery plans.
---------------- ------------------------------------------------ ---------------------------- ------------------------

---------------- ------------------------------------------------ ---------------------------- ------------------------
Pricing          The Committee is responsible for valuing           Joseph Strauss (Chair)                8
Committee        portfolio securities for which market                  Victoria Herget
                 quotations are not readily available, pursuant           James Wade
                 to procedures established by the Board of             Virginia Stringer
                 Directors.                                              (ex-officio)
---------------- ------------------------------------------------ ---------------------------- ------------------------

---------------- ------------------------------------------------ ---------------------------- ------------------------
Nominating       The Committee is responsible for recommending     Richard Riederer (Chair)               7
Committee        to the Board of Directors (1) nominees for              Roger Gibson
                 election as directors, (2) a successor to the          Victoria Herget
                 Chair when a vacancy occurs, and (3)                  Virginia Stringer
                 compensation plans and arrangements for the            (ex-officio)
                 directors; and reviewing with the Chair, the
                 Chair's recommended Committee assignments. The
                 Committee does not consider nominees
                 recommended by shareholders.
---------------- ------------------------------------------------ ---------------------------- ------------------------

         The Board Chair appoints, subject to the approval of the Board of
Directors, a member of the Board of Directors to lead the Board in reviewing the investment performance of the Portfolios and reviewing certain contracts of FAIP
(the "Fund Review Liaison"). Mr. Wade currently serves as Fund Review Liaison.

PORTFOLIO SHARES OWNED BY THE DIRECTORS

         The information in the table below discloses the dollar ranges of (i)
each Director's beneficial ownership in FAIP, and (ii) each Director's aggregate beneficial ownership in all funds within the First American Funds complex.

-------------------------- ------------------------------------ -------------------------------------------------------
    NAME OF DIRECTOR        DOLLAR RANGE OF EQUITY SECURITIES     AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN THE
                                         IN FAIP                            FIRST AMERICAN FUNDS COMPLEX*
-------------------------- ------------------------------------ -------------------------------------------------------
Benjamin Field                             --                                             $0
-------------------------- ------------------------------------ -------------------------------------------------------
Mickey Foret                               --                                             $0
-------------------------- ------------------------------------ -------------------------------------------------------
Leonard Kedrowski                          --                                       Over $100,000
-------------------------- ------------------------------------ -------------------------------------------------------
Roger Gibson                               --                                      $10,001-$50,000
-------------------------- ------------------------------------ -------------------------------------------------------
Victoria Herget                            --                                             $0
-------------------------- ------------------------------------ -------------------------------------------------------
Joseph Strauss                             --                                       Over $100,000
-------------------------- ------------------------------------ -------------------------------------------------------
Richard Riederer                           --                                      $50,001-$100,000
-------------------------- ------------------------------------ -------------------------------------------------------
Virginia Stringer                          --                                       Over $100,000
-------------------------- ------------------------------------ -------------------------------------------------------
James Wade                                 --                                       Over $100,000
-------------------------- ------------------------------------ -------------------------------------------------------

* The dollar range disclosed is based on the value of the securities as of
December 31, 2003.

                                       27

         As of December 31, 2003, none of the independent Directors or their immediate family members owned, beneficially or of record, any securities of (i)
an investment advisor or principal underwriter of the Portfolio or (ii) a person
(other than a registered investment company) directly of indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Portfolios.

APPROVAL OF INVESTMENT ADVISORY CONTRACT

         The Board of Directors last reviewed the Advisory Agreement and approved its continuation on June 4, 2003. In connection with its re-approval, the Board of Directors reviewed and considered the following factors with respect to each Portfolio:

o    the terms of the Advisory Agreement, including the nature and scope of services to be provided by the Advisor to FAIP (which the Board believed are comprehensive in light of the nature of the Portfolios);

o    the structure and rate of the fees charged by the Advisor under the
     Advisory Agreement (both before and after fee waivers by the Advisor), as compared to the advisory fees paid by similar funds managed by other investment advisors (with the Board believing that the Portfolios' fees are reasonable);

o    the historical profitability of the Advisory Agreement to the Advisor with respect to the Portfolio (which the Board believed to be reasonable in light of the services provided), and the other benefits that may be received by the Advisor or its affiliates in providing services to the
     Portfolio (including soft dollar benefits received by the Advisor in addition to its investment advisory fee);

o    the total fees and expenses paid by the Portfolio, as compared to the total fees and expenses paid by similar funds managed by other investment advisors (with the Board believing that the Portfolios' total fees and expenses are reasonable);

o    the historical investment performance of the Portfolio, as compared to the historical investment performance of (a) similar funds managed by other investment advisors, and (b) one or more unmanaged "benchmark" indices for the Portfolio;

o    information and reports concerning the management and performance of each
     Portfolio which were provided to the Board on a regular basis throughout the course of the year;

o    an in-depth review of strategies and performance which the Board performs with respect to each Portfolio at least annually;

o    with respect to those Portfolios which had significantly underperformed their peers or benchmarks on a one-year, three-year, or five-year basis, the reasons for such underperformance, the steps taken by the Advisor to improve the performance of such Portfolios, and the changes in performance of such Portfolios; and

o    the nature and scope of the investment advisory services that historically have been provided by the Advisor to the Portfolios, and the ability of the
     Advisor to continue to provide the same level and quality of investment advisory services to the Portfolios in light of the experience and qualifications of the Advisor and its personnel, the Advisor's financial condition, and the terms of the Advisory Agreement.

                                       28

         The "similar funds managed by other investment advisors" referred to above were selected by Lipper Inc., an organization which is not affiliated with the Advisor. The information concerning such funds was compiled and provided to the Board of Directors by Lipper Inc.

         The Board of Directors was led in its review and deliberations by James
M. Wade, a "disinterested" director of the Portfolios whom the Board has designated as Fund Review Liaison. The Board was advised and assisted by counsel to the independent directors and fund counsel. On the basis of the Board's review and analysis of the foregoing information, the Board found in the exercise of its business judgment that the terms of the Advisory Agreement are fair and reasonable and in the best interest of shareholders of each Portfolio.
No single factor or group of factors was deemed to be determinative by the Board in making these judgments. Instead, the Board based its decisions on the totality of the information which it requested and reviewed.

COMPENSATION

         The First American Family of Funds, which includes FAIF, FAF, FASF,
FAIP and the FACEF, currently pays only directors of the funds who are not paid employees or affiliates of the funds, a fee of $40,000 per year ($60,000 in the case of the Chair) plus $10,000 ($15,000 in the case of the Chair) per full meeting of the Board attended and $2,500 per Nominating Committee or Audit
Committee meeting attended ($3,750 in the case of a committee chair) and reimburses travel expenses of directors and officers to attend Board meetings.
When a Board meeting extends over three or more days, the Board Chair and each other director attending the meeting will receive, respectively, the meeting fees referred to in the foregoing sentence for the first two days and a fee for each subsequent day equal to half of the fee such director is entitled to receive for attending the two days of Board meetings. In the event of telephonic
Board meetings, each participating director receives a fee of $2,500 ($3,750 in the case of the Chair), and in the event of telephonic Nominating or Audit
Committee meetings, each participating director receives a fee of $1,250 ($1,875 in the case of the committee chair). In the case of Pricing Committee meetings, each participating director receives a fee of $1,250 ($1,875 in the case of the committee chair) regardless of whether the committee meets telephonically or in person. In addition, directors may receive a per diem fee of $2,500 per day, plus travel expenses when directors travel out of town on Fund business.
However, directors do not receive the $2,500 per diem amount plus the foregoing
Board or committee fee for an out-of-town committee or Board meeting but instead receive the greater of the total per diem fee or meeting fee. In addition to compensation for service on the Board of Directors, the Fund Review Liaison receives an annual retainer of $10,000. Legal fees and expenses are also paid to
Dorsey & Whitney LLP, the law firm of which James D. Alt, Michael J. Radmer and
Kathleen L. Prudhomme, Secretary and Assistant Secretaries, respectively, of
FAIF, FAF, FASF, FAIP and FACEF, are partners, and Bell, Boyd and Lloyd, LLC, counsel to the independent directors.

         The following table sets forth information concerning aggregate compensation paid to each director of FAIP (i) by FAIP (column 2), and (ii) by
FAIF, FAF, FASF, FAIP and FACEF collectively (column 5) during the fiscal year ended December 31, 2003. No executive officer or affiliated person of FAIP received any compensation from FAIP in excess of $60,000 during such fiscal year:

----------------------------------- ------------------ -------------------- -------------------- --------------------
               (1)                         (2)                 (3)                  (4)                  (5)
                                                           PENSION OR                            TOTAL COMPENSATION
                                        AGGREGATE          RETIREMENT                              FROM REGISTRANT
     NAME OF PERSON, POSITION         COMPENSATION      BENEFITS ACCRUED     ESTIMATED ANNUAL     AND FUND COMPLEX
                                     FROM REGISTRANT     AS PART OF FUND       BENEFITS UPON      PAID TO DIRECTORS
                                           (1)              EXPENSES            RETIREMENT               (2)
----------------------------------- ------------------ -------------------- -------------------- --------------------
Benjamin R. Field III, Director          $   28               -0-                  -0-                $   37,500
----------------------------------- ------------------ -------------------- -------------------- --------------------
Mickey P. Foret, Director                    28               -0-                  -0-                    37,500
----------------------------------- ------------------ -------------------- -------------------- --------------------
Roger A. Gibson, Director                    87               -0-                  -0-                   121,250
----------------------------------- ------------------ -------------------- -------------------- --------------------
Victoria J. Herget, Director                 29               -0-                  -0-                    38,750
----------------------------------- ------------------ -------------------- -------------------- --------------------
Leonard W. Kedrowski, Director              102               -0-                  -0-                   150,625
----------------------------------- ------------------ -------------------- -------------------- --------------------

                                       29

----------------------------------- ------------------ -------------------- -------------------- --------------------
Richard K. Riederer, Director               107               -0-                  -0-                   141,250
----------------------------------- ------------------ -------------------- -------------------- --------------------
Joseph D. Strauss, Director                  87               -0-                  -0-                   115,625
----------------------------------- ------------------ -------------------- -------------------- --------------------
Virginia L. Stringer, Director &            140               -0-                  -0-                   185,000
Chair
----------------------------------- ------------------ -------------------- -------------------- --------------------
James M. Wade, Director                      84               -0-                  -0-                   111,250
----------------------------------- ------------------ -------------------- -------------------- --------------------

(1)      Included in the Aggregate Compensation From Registrant under column 2 are amounts deferred by Directors pursuant to the Deferred Compensation
         Plan discussed below. Pursuant to this Plan, compensation was deferred for the following directors: Roger A. Gibson, $41; and Leonard W.
         Kedrowski, $102.

(2)      Deferred compensation is included in the Total Compensation under column 5 for the following directors: Roger A. Gibson, $60,625;
         and Leonard W. Kedrowski, $150,625.

         The directors may elect to defer payment of up to 100% of the fees they receive in accordance with a Deferred Compensation Plan (the "Plan"). Under the
Plan, a director may elect to have his or her deferred fees treated as if they had been invested in the shares of one or more funds and the amount paid to the director under the Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period years.
The Plan will remain unfunded for federal income tax purposes under the Internal
Revenue Code of 1986, as amended. Deferral of director fees in accordance with the Plan will have a negligible impact on fund assets and liabilities and will not obligate the funds to retain any director or pay any particular level of compensation.

                                 CODE OF ETHICS

         First American Insurance Portfolios, Inc., U.S. Bancorp Asset
Management, Inc., Clay Finlay Inc., and Quasar Distributors, LLC, have each adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. Each of these
Codes of Ethics permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by the Portfolios.
These Codes of Ethics are on public file with, and are available from, the
Securities and Exchange Commission.

                              PROXY VOTING POLICIES

GENERAL PRINCIPLES

         The Advisor is the investment manager for the First American family of mutual funds and for other separately managed accounts. As such, the Advisor has been delegated the authority to vote proxies with respect to the investments held in client accounts, unless the client has specifically retained such authority in writing. It is the advisor's duty to vote proxies in the best interests of clients in a timely and responsive manner. In voting proxies, the
Advisor also seeks to maximize total investment return for clients.

         The Advisor's Investment Policy Committee, comprised of the firm's most senior investment professionals, is charged with oversight of the proxy voting policies and procedures. The Investment Policy Committee is responsible for (1)
approving the proxy voting policies and procedures, (2) for overseeing the proxy voting process, and (3) for reviewing the proxy voting record on a regular basis.

POLICIES AND PROCEDURES

         Policies. The Investment Policy Committee, after reviewing and concluding that such policies are reasonably designed to vote proxies in the best interests of clients, has approved and adopted the proxy voting policies of
ISS, a leading national provider of proxy voting administrative and research services. As a result, such policies set forth the advisor's positions on recurring proxy issues and criteria for addressing non-recurring issues. A summary of these policies is attached. These policies are reviewed periodically and therefore are subject to change. Even though it has adopted ISS's policies, the Advisor maintains the fiduciary responsibility for all proxy voting decisions. In extraordinary situations, the

                                       30

Investment Policy Committee may decide to override a standard policy position for a particular vote, depending on the specific factual circumstances.

         Procedures. Responsibility for certain administrative aspects of proxy voting rests with the Advisor's Proxy Voting Administration Committee, which reports to the Investment Policy Committee. The Proxy Voting Administration
Committee also supervises the relationship with two outside firms that assist with the process, ISS and ADP Financial Services. These firms apprise of shareholder meeting dates, forward proxy voting materials, provide the Advisor with research on proxy proposals and voting recommendations and cast the actual proxy votes. ISS also serves as the Advisor's proxy voting record keeper and generates reports on how proxies were voted.

         Conflicts of Interest. As an affiliate of U.S. Bancorp, currently the eighth largest financial services holding company in the United States, the
Advisor recognizes that there are numerous situations wherein it may have a theoretical or real conflict of interest in voting the proxies of issuers or proxy proponents (e.g., a special interest group) who are clients or potential clients of some part of the U.S. Bancorp enterprise. Directors and officers of such companies also may have personal or familial relationships with the U.S.
Bancorp enterprise and its employees that could give rise to conflicts of interest.

         Although the Advisor strongly believes that, regardless of such real or theoretical conflicts of interest, it would always vote proxies in its clients'
best interests, by adopting ISS's policies and generally deferring to ISS's recommendations, the Advisor believes the risk related to conflicts will be minimized.

         To further minimize this risk, the Investment Policy Committee has also reviewed ISS's conflict avoidance policy and has concluded that it adequately addresses both the theoretical and actual conflicts of interest the proxy voting service may face.

         In the event an extraordinary situation arises in which (1) the
Investment Policy Committee determines it is necessary in clients' best interests to override a standard policy or (2) it is determined that ISS faces a material conflict of interest with respect to a specific vote, the Investment
Policy Committee will direct ISS how to vote. Before doing so, however, the
Proxy Voting Administration Committee will confirm that the Advisor and the
Investment Policy Committee face no material conflicts of the nature discussed above.

         If the Proxy Voting Administration Committee concludes a material conflict does exist, it will recommend a course of action designed to address the conflict to the Investment Policy Committee. Such actions could include, but are not limited to:

         o        Obtaining instructions from the affected clients on how to vote the proxy;
         o        Disclosing the conflict to the affected clients and seeking their consent to permit the Advisor to vote the proxy;
         o        Voting in proportion to the other shareholders;
         o        Recusing an Investment Policy Committee member from all
                  discussion or consideration of the matter, if the material conflict is due to such person's actual or potential conflict of interest; or
         o        Following the recommendation of a different independent third party.

         In addition to all of the above, members of the Investment Policy
Committee and the Proxy Voting Administration Committee must notify the
Advisor's Chief Compliance Officer of any direct, indirect or perceived improper influence made by any employee, officer or director within the U.S. Bancorp enterprise or First American Fund complex with regard to how the Advisor should vote proxies.

                                       31

The Chief Compliance Officer will investigate the allegations and will report the findings to the Advisor's Chief Executive Officer and the General Counsel.
If it is determined that improper influence was attempted, appropriate action shall be taken. Such appropriate action may include disciplinary action, notification of the appropriate senior managers within the U.S. Bancorp enterprise, or notification of the appropriate regulatory authorities. In all cases, the Investment Policy Committee shall not consider any improper influence in determining how to vote proxies and will vote in the best interests of clients.

REVIEW AND REPORTS

     On a calendar quarterly basis, the Proxy Voting Administration Committee will review the proxy voting record to assess a number of matters, including the following:

         o        Whether proxy statements were timely forwarded to ISS;
         o        Whether proxy votes were cast on a timely basis;
         o        Whether proxy votes were cast consistent with the policies;
                  and
         o        Where the guidelines were overridden, whether such vote was communicated to ISS in a timely manner and voted consistent with the communication.

     The Proxy Voting Administration Committee will prepare a report on this review for submission to the Investment Policy Committee. Such report will also review all identified conflicts and how they were addressed during the quarter.

     The Investment Policy Committee, on a calendar quarterly basis, will review the report of the Proxy Voting Administration Committee, as well as ISS's proxy voting policies and conflict of interest policies. The purpose of this review is to ensure the Advisor is voting proxies in a timely and responsive manner in the best interests of clients. With respect to the review of votes cast on behalf of investments by the First American family of mutual funds, such review will also be reported to the independent Board of Directors of the First American Funds.

     The actual proxy voting records of the First American Funds will be filed with the U.S. Securities Exchange Commission and will be available to shareholders after June 30, 2004. Such records will be available on the First
American Funds' website at www.firstamericanfunds.com and on the SEC's website at www.sec.gov.

     Advisor's separately managed account clients should contact their relationship manager for more information on the Advisor's policies and the proxy voting record for their account.

ISS PROXY VOTING GUIDELINES SUMMARY

The following is a concise summary of ISS's proxy voting policy guidelines.

1.       AUDITORS

Vote for proposals to ratify auditors, unless any of the following apply:

o        An auditor has a financial interest in or association with the company, and is therefore not independent
o        Fees for non-audit services are excessive, or
o        There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

                                       32

2.       BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

         Votes on director nominees should be made on a case-by-case basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by
ISS's definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3.       SHAREHOLDER RIGHTS

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote for proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Vote against proposals to restrict or prohibit shareholder ability to call special meetings.

Vote for proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS

Vote AGAINST proposals to require a supermajority shareholder vote.

                                       33

Vote FOR proposals to lower supermajority vote requirements.

CUMULATIVE VOTING

Vote against proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a case-by-case basis relative to the company's other governance provisions.

CONFIDENTIAL VOTING

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4.       PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

REIMBURSING PROXY SOLICITATION EXPENSES

Vote CASE-BY-CASE. Where ISS recommends a vote in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5.       POISON PILLS

Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a case-by-case basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6.       MERGERS AND CORPORATE RESTRUCTURINGS

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7.       REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a
CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

                                       34

8.       CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by
ISS.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

o        It is intended for financing purposes with minimal or no dilution to current shareholders
o        It is not designed to preserve the voting power of an insider or significant shareholder

9.       EXECUTIVE AND DIRECTOR COMPENSATION

         Votes with respect to compensation plans should be determined on a case-by-case basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders'
equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power.
Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

o        Historic trading patterns
o        Rationale for the repricing
o        Value-for-value exchange
o        Option vesting
o        Term of the option
o        Exercise price
o        Participation

                                       35

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:

o        Purchase price is at least 85 percent of fair market value
o        Offering period is 27 months or less, and
o        Potential voting power dilution (VPD) is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

SHAREHOLDER PROPOSALS ON COMPENSATION

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

10.      SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

            INVESTMENT ADVISORY AND OTHER SERVICES FOR THE PORTFOLIOS

INVESTMENT ADVISOR

         U.S. Bancorp Asset Management, Inc. (the "Advisor"), 800 Nicollet Mall,
Minneapolis, Minnesota 55402, serves as the investment advisor and manager of the Portfolios. The Advisor is a wholly owned subsidiary of U.S. Bank National
Association ("U.S. Bank"), 800 Nicollet Mall, Minneapolis, Minnesota 55402, a
national banking association that has professionally managed accounts for individuals, insurance companies, foundations, commingled accounts, trust funds, and others for over 75 years. U.S. Bank is, in turn, a subsidiary of U.S.
Bancorp, 800 Nicollet Mall, Minneapolis, Minnesota 55402, which is a regional multi-state bank holding company headquartered in Minneapolis, Minnesota that primarily serves the Midwestern, Rocky Mountain and Northwestern states. U.S.
Bancorp also has various other subsidiaries engaged in financial services. At
December 31, 2003, U.S. Bancorp and its consolidated subsidiaries had consolidated assets exceeding $189 billion, consolidated deposits of $119 billion and shareholders' equity of $19.2 billion.

         Pursuant to an Investment Advisory Agreement dated December 8, 1999
(the "Advisory Agreement"), as amended on behalf of each Portfolio and assumed by the Advisor from U.S. Bank pursuant to an internal reorganization within U.S.
Bancorp on May 1, 2001, FAIP engages the Advisor to manage the investment of each Portfolio's assets. Prior to May 1, 2001, U.S. Bank served as investment advisor to the International Portfolio, Large Cap Portfolio, Mid Cap Portfolio,
Small Cap Portfolio, and Technology Portfolio.

         On December 17, 2001, Corporate Bond Portfolio became successor by merger to the Strategic Income Portfolio, a series of Ohio National Fund, Inc.
Prior to December 17, 2001, the predecessor

                                       36

portfolio of Corporate Bond Portfolio was advised by, and paid fees to, Ohio
National Investments, Inc., a wholly - owned subsidiary of Ohio National Life
Insurance Company, and located at One Financial Way, Montgomery, OH 45242. The portfolio was sub-advised by Firstar Investment Research & Management Company,
LLC (FIRMCO), an affiliate of Firstar Bank N.A., and located at 777 East
Wisconsin Avenue, Milwaukee, WI 53202.

         On December 17, 2001, Equity Income Portfolio became the successor by merger to the Firstar Equity Income Portfolio, a series of Met Investors Series
Trust. Prior to December 17, 2001, the predecessor portfolio of Equity Income
Portfolio was advised by, and paid fees to, Met Investors Advisory Corporation, a wholly - owned subsidiary of MetLife Investors Group, Inc., and located at 22
Corporate Plaza Drive, Newport Beach, CA 92660. On February 12, 2001, Firstar
Equity Income Portfolio became the successor by merger to the Equity Income
Portfolio, a series of Cova Series Trust. Prior to February 12, 2001, the predecessor portfolio of Firstar Equity Income Portfolio was advised by, and paid fees to, Cova Investment Advisory Corporation, located at One Tower Lane,
Suite 3000, Oakbrook Terrace, IL 60181. The predecessor portfolios of Equity
Income Portfolio were sub-advised by FIRMCO.

         The Investment Advisory Agreement requires that the Portfolios pay the
Advisor monthly fees calculated on an annual basis equal to 0.65% of average daily net assets for Equity Income Portfolio and Large Cap Growth Portfolio,
equal to 0.70% of average daily net assets for Corporate Bond Portfolio, Mid Cap
Growth Portfolio, Small Cap Growth Portfolio and Technology Portfolio, and equal to 1.10% of average daily net assets for International Portfolio. The Advisory
Agreement requires the Advisor to provide FAIP with all necessary office space, personnel and facilities necessary and incident to the Advisor's performance of its services thereunder. The Advisor is responsible for the payment of all compensation to personnel of FAIP and the officers and directors of FAIP, if any, who are affiliated with the Advisor or any of its affiliates.

         In addition to the investment advisory fee, each Portfolio pays all its expenses that are not expressly assumed by the Advisor or any other organization with which the Portfolio may enter into an agreement for the performance of services. Each Portfolio is liable for such nonrecurring expenses as may arise, including litigation to which the Portfolio may be a party, and it may have an obligation to indemnify its directors and officers with respect to such litigation.

         The Advisor may, at its option, waive any or all of its fees, or reimburse expenses, with respect to any Portfolio from time to time. Any such waiver or reimbursement is voluntary and may be discontinued at any time. The
Advisor also may absorb or reimburse expenses of the Portfolios from time to time, in its discretion, while retaining the ability to be reimbursed by the
Portfolios for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering a Portfolio's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

         The Advisor intends to voluntarily waive advisory fees and other expenses or otherwise reimburse expenses of the Portfolios through August 31,
2004, so that total fees of each Portfolio do not exceed the levels set forth in the table below:

                                       CLASS IA                  CLASS IB

Corporate Bond Portfolio                 0.75%                     1.00%
Equity Income Portfolio                  0.85                      1.10
International Portfolio                  1.35                      1.60
Large Cap Growth Portfolio               0.90                      1.15
Mid Cap Growth Portfolio                 0.95                      1.20
Small Cap Growth Portfolio               0.98                      1.23
Technology Portfolio                     0.98                      1.23

                                       37

These waivers and reimbursements may be discontinued at any time. Effective
September 1, 2004, the investment advisor will no longer waive advisory fees.

         The following table sets forth total advisory fees before waivers and after waivers for each of the Portfolios for the fiscal years/periods ended
December 31, 2001, December 31, 2002, and December 31, 2003:

                                  FISCAL YEAR/PERIOD ENDED        FISCAL YEAR ENDED           FISCAL YEAR ENDED
                                      DECEMBER 31, 2001           DECEMBER 31, 2002           DECEMBER 31, 2003
                                        ADVISORY FEE                ADVISORY FEE                ADVISORY FEE
                                    BEFORE         AFTER        BEFORE        AFTER         BEFORE         AFTER
                                    WAIVERS       WAIVERS       WAIVERS      WAIVERS        WAIVERS       WAIVERS

Corporate Bond Portfolio            $30,244       $29,583      $ 19,843         $0         $ 32,684          $0
Equity Income Portfolio             $68,013       $ 1,437      $207,207      $90,345       $178,408          $0
International Portfolio             $24,298          $0        $ 30,356         $0         $ 31,102          $0
Large Cap Growth Portfolio          $16,097          $0        $ 14,689         $0         $ 23,381          $0
Mid Cap Growth Portfolio (1)        $ 6,797          $0        $  7,915         $0         $ 14,651          $0
Small Cap Growth Portfolio (1)      $ 6,778          $0        $ 10,125         $0         $ 19,418          $0
Technology Portfolio                $12,067          $0        $  8,473         $0         $ 10,170          $0

----------------------------------------------------
(1) Commenced operations on January 4, 2001.

SUB-ADVISOR FOR INTERNATIONAL PORTFOLIO

         Effective July 1, 2001, Clay Finlay Inc. (Clay Finlay), 200 Park
Avenue, New York, New York, 10166, began serving as the sub-advisor to the
International Portfolio under an agreement with the Advisor (the "Clay Finlay
Sub-Advisory Agreement"), and is responsible for the investment and reinvestment of the Portfolio's assets and the placement of brokerage transactions for the
Portfolio. Clay Finlay has been retained by the Portfolio's investment advisor and is paid a portion of the advisory fee. Clay Finlay, an international equity investment management firm, headquartered in New York, was founded in 1982, and has a network of offices in London, Geneva, Melbourne and Tokyo. International
equity investment management has always been Clay Finlay's only business. Clay
Finlay offers a full range of Global, International (Diversified and
Concentrated) and regional (Europe, Continental Europe, Japan, Pacific Basin ex
Japan and Global Emerging Markets) equity mandates. Clay Finlay is a wholly owned subsidiary of Old Mutual plc. Old Mutual is a publicly owned international financial services group listed on the London Stock Exchange. As of December 31,
2003, Clay Finlay had more than $7.4 billion in assets under management.

         For its services to International Portfolio under the Clay Finlay
Sub-Advisory Agreement, Clay Finlay is paid a monthly fee by the Advisor calculated on an annual basis equal to 0.25% of the first $500 million of
International Portfolio's average daily net assets, and 0.10% of International
Portfolio's average daily net assets in excess of $500 million.

         Prior to July 1, 2001, Marvin & Palmer Associates, Inc. ("Marvin &
Palmer"), 1201 North Market Street, Suite 2300, Wilmington, Delaware 19801,
served as the sub-advisor to the portfolio under an agreement with the Advisor
("Marvin & Palmer Sub-Advisory Agreement") and was responsible for the investment and reinvestment of the Portfolio's assets and the placement of brokerage transactions for the Portfolio. For its services to the Portfolio,
Marvin & Palmer was paid a monthly fee by the Advisor calculated on an annual basis equal to 0.75% of the first $100 million of the Portfolio's average daily net assets, 0.50% of the Portfolio's average daily net assets in excess of $100 million and 0.40% of the Portfolio's average daily net assets in excess of $500 million.

                                       38

         The following table sets forth total sub-advisory fees before waivers and after waivers for the International Portfolio for the fiscal years/periods ended December 31, 2001, December 31, 2002 and December 31, 2003:

                                       FISCAL YEAR/PERIOD        FISCAL YEAR ENDED          FISCAL YEAR ENDED
                                    ENDED DECEMBER 31, 2001      DECEMBER 31, 2002          DECEMBER 31, 2003

                                     ADVISORY     ADVISORY      ADVISORY     ADVISORY     ADVISORY     ADVISORY
                                    FEE BEFORE    FEE AFTER    FEE BEFORE    FEE AFTER   FEE BEFORE    FEE AFTER
                                      WAIVERS      WAIVERS       WAIVERS      WAIVERS      WAIVERS      WAIVERS

International Portfolio               $23,928      $23,928       $5,165       $5,165       $5,122       $5,122

ADMINISTRATOR

         U.S. Bancorp Asset Management, Inc. and U.S. Bancorp Fund Services, LLC
("UBFS") (FKA Firstar Mutual Fund Services, LLC), 615 East Michigan Street,
Milwaukee, WI 53202 (collectively the "Administrators"), serve as co-Administrators pursuant to a Co-Administration Agreement between the
Administrators and the Portfolios, dated as of October 1, 2001
("Co-Administration Agreement"). UBFS is a subsidiary of U.S. Bancorp. Under the
Co-Administration Agreement, the Administrators provide, or compensate others to provide, services to the Portfolios. These services include various oversight and legal services, accounting services, dividend disbursing services and shareholder services. Pursuant to the Co-Administration Agreement, UBFS will also serve as each Portfolio's transfer agent. The Portfolios pay the
Administrators fees which are calculated daily and paid monthly, equal to each
Portfolio's pro rata share of an amount equal, on an annual basis, to 0.25% of the aggregate average daily assets of all open-end mutual funds in the First
American fund family up to $8 billion, 0.235% on the next $17 billion of aggregate average daily assets, 0.22% on the next $25 billion of aggregate average daily assets, and 0.20% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family in excess of $50 billion. (For the purposes of this Agreement, the First American fund family includes all series of FAF, FASF, FAIF and FAIP.) In addition, the Portfolios pay annual fees of $18,500 per CUSIP, shareholder account maintenance fees of $9 to $15 per account, closed account fees of $3.50 per account, and Individual
Retirement Account fees of $15 per account.

         Between January 1, 2000 and September 30, 2001 U.S. Bank served as the sole administrator for the Portfolios. The Portfolios paid U.S. Bank fees which were calculated daily and paid monthly, equal to each Portfolio's pro rata share of an amount equal, on an annual basis, to 0.12% of the aggregate average daily assets of all open-end mutual funds in the First American fund family up to $8 billion and 0.105% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family in excess of $8 billion. In addition, the Portfolios paid U.S. Bank annual fees of $18,500 per CUSIP, shareholder account fees of $15 per account, closed account fees of $3.50 per account, and Individual Retirement Account fees of $15 per account.

         Prior to December 17, 2001, Ohio National Investments, Inc. served as the administrator to the predecessor portfolio of Corporate Bond Portfolio.
Prior to December 17, 2001, Firstar Mutual Fund Services, LLC, a Wisconsin based company, served as the administrator to the predecessor portfolio of Equity
Income Portfolio.

         The following table sets forth total administrative fees, after waivers, paid by each of the Portfolios for the fiscal years/periods ended
December 31, 2001, December 31, 2002 and December 31, 2003:

                                       39

                               FISCAL YEAR/PERIOD ENDED        FISCAL YEAR ENDED            FISCAL YEAR ENDED
                                   DECEMBER 31, 2001           DECEMBER 31, 2002            DECEMBER 31, 2003

Corporate Bond Portfolio                $ 7,037                     $ 37,445                     $ 37,588
Equity Income Portfolio                 $ 4,467                     $126,780                     $221,128
International Portfolio                 $19,167                     $ 43,380                     $ 22,920
Large Cap Growth Portfolio              $19,133                     $ 41,416                     $ 28,766
Mid Cap Growth Portfolio (1)            $19,369                     $ 37,903                     $ 16,655
Small  Cap  Growth  Portfolio (1)       $19,369                     $ 39,227                     $ 22,162
Technology Portfolio                    $19,167                     $ 37,691                     $ 11,535

-------------------------------------------------------
(1) Commenced operations on January 4, 2001.

DISTRIBUTOR

         Quasar Distributors, LLC (the "Distributor") serves as distributor for the Class IB Shares of the Portfolios pursuant to a Distribution Agreement dated
May 2, 2001 between itself and the Portfolios.

         Portfolio shares and other securities distributed by the Distributor are not deposits or obligations of, or endorsed or guaranteed by, U.S. Bank or its affiliates, and are not insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation.

         Under the Distribution Agreement, the Distributor has agreed to perform all distribution services and functions of the Portfolios to the extent such services and functions are not provided to the Portfolios pursuant to another agreement. The Distribution Agreement provides that Class IB Shares of the
Portfolios are distributed through the Distributor and through insurance companies which enter into participation agreements with the advisor to perform distribution or shareholder support services. The Class IB Shares pay to the
Distributor a fee at an annual rate of 0.25% of the average daily net assets of the Class IB shares. The fee is intended to compensate the Distributor for ongoing servicing and/or maintenance of shareholder accounts and may be used by the Distributor to provide compensation to insurance companies through which their separate accounts hold shares of the Portfolios for ongoing servicing and/or maintenance of variable annuity account holders investing in the separate accounts. This fee is calculated and paid each month based on average daily net assets of Class IB Shares of each Portfolio for that month.

         The Distribution Agreement provides that it will continue in effect for a period of more than one year from the date of its execution only so long as such continuance is specifically approved at least annually by the vote of a majority of the Board members of FAIP and by the vote of the majority of those
Board members of FAIP who are not interested persons of FAIP and who have not direct or indirect financial interest in the operation of FAIP's Rule 12b-1 Plan of Distribution or in any agreement related to such plan.

         The following table sets forth total shareholder servicing fees, after waivers, paid by Class IB shares of the Portfolios listed below for the fiscal period ended December 31, 2001 (the Distribution Plan providing for the payment of shareholder servicing fees was not put into place until May 2, 2001) and for the fiscal years ended December 31, 2002 and December 31, 2003:

                                        FISCAL PERIOD ENDED       FISCAL YEAR ENDED          FISCAL YEAR ENDED
                                        DECEMBER 31, 2001*        DECEMBER 31, 2002          DECEMBER 31, 2003

Corporate Bond Portfolio                      $  366                   $ 7,084                    $11,670
Equity Income Portfolio                       $1,524                   $28,517                    $28,112
International Portfolio                       $    4                   $ 1,455                    $ 1,937
Large Cap Growth Portfolio                    $   16                   $   298                    $ 3,009
Mid Cap Growth Portfolio (1)                    --                     $   532                    $ 1,476
Small Cap Growth Portfolio (1)                $    2                   $ 1,036                    $ 2,614
Technology Portfolio                            --                     $   136                    $   413

------------------------------------------------------------
* Fiscal period May 2, 2001 through December 31, 2001.

(1) Commenced operations on January 4, 2001.

                                       40

CUSTODIAN AND AUDITORS

         CUSTODIAN. U.S. Bank acts as the custodian of the Portfolios' assets
(the "Custodian"). U.S. Bank's custodian operations are located at 415 Walnut
Street, Cincinnati, OH 45202. All of the instruments representing the investments of the Portfolios and all cash is held by the Custodian or, in the case of International Portfolio, by a sub-custodian. The Custodian or such sub-custodian delivers securities against payment upon sale and pays for securities against delivery upon purchase. The Custodian also remits Portfolio assets in payment of Portfolio expenses, pursuant to instructions of FAIP's officers or resolutions of the Board of Directors.

         As compensation for its services to the Portfolios, the Custodian is paid a monthly fee calculated on an annual basis equal to 0.01% of such
Portfolio's average daily net assets. Sub-custodian fees with respect to
International Portfolio are paid by the Custodian out of its fees from such
Portfolio. In addition, the Custodian is reimbursed for its out-of-pocket expenses incurred while providing its services to the Portfolios. The Custodian continues to serve so long as its appointment is approved at least annually by the Board of Directors including a majority of the directors who are not interested persons (as defined under the 1940 Act) of FAIP.

         AUDITORS. Ernst & Young LLP, 220 South Sixth Street, Suite 1400,
Minneapolis, Minnesota 55402, serves as FAIP's independent auditors, providing audit services, including audits of the annual financial statements and assistance and consultation in connection with SEC filings.

               PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

         Decisions with respect to which securities are to be bought or sold, the total amount of securities to be bought or sold, the broker-dealer with or through which the securities transactions are to be effected and the commission rates applicable to the trades are made by the Advisor or, in the case of
International Portfolio, its Sub-Advisor.

         In selecting a broker-dealer to execute securities transactions, the
Advisor and Sub-Advisor consider a variety of factors, including the execution capability, financial responsibility and responsiveness of the broker-dealer in seeking best price and execution. However, in the case of the Advisor, a predominant factor in selecting a broker-dealer to execute securities transactions is often the nature and quality of any brokerage and research services provided by the broker-dealer. The Portfolios may pay a broker-dealer a commission in excess of that which another broker-dealer might have charged for effecting the same transaction (a practice commonly referred to as "paying up").
The Portfolios may pay up in recognition of the value of brokerage and research services provided to the Advisor or Sub-Advisor by the broker-dealer. In such cases, the Portfolios are in effect paying for the brokerage and research services in so-called "soft-dollars". However, the Advisor and Sub-Advisor would authorize the Portfolios to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker or dealer would have charged only if the Advisor or Sub-Advisor determined in good faith that the amount of such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Advisor or Sub-Advisor with respect to the Portfolios.

         The types of brokerage services the Advisor or Sub-Advisor receives from broker-dealers include automated equity trade order entry and execution systems and systems which provide an automated DTC interface to facilitate securities trading, clearance and settlement. Such brokerage services may be provided as a part of a product that bundles many separate and distinct brokerage, execution, investment management, custodial and record-keeping services into one package. The types of research services the

                                       41

Advisor or Sub-Advisor receives include economic analysis and forecasts, financial market analysis and forecasts, industry and company specific analysis, performance monitoring, interest rate forecasts, arbitrage relative valuation analysis of various debt securities, analysis of U.S. Treasury securities, research-dedicated computer hardware and software and related consulting services and other services that assist in the investment decision-making process. Research services are received primarily in the form of written reports, computer-generated services, telephone contacts and personal meetings with security analysts. Research services may also be provided in the form of meetings arranged with corporate and industry spokespersons or may be generated by third parties but are provided to the Advisor or Sub-Advisor by, or through, broker-dealers.

         The research products and services the Advisor or Sub-Advisor receives from broker-dealers are supplemental to, and do not necessarily reduce, the
Advisor's or Sub-Advisor's own normal research activities. As a practical matter, however, it would be impossible for the Advisor or Sub-Advisor to generate all of the information presently provided by broker-dealers. The expenses of the Advisor or Sub-Advisor would be materially increased if they attempted to generate such additional information through their own staffs. To the extent that the Advisor or Sub-Advisor could use cash to purchase many of the brokerage and research products and services received for allocating securities transactions to broker-dealers, the Advisor and Sub-Advisor are relieved of expenses that they might otherwise bear when such services are provided by broker-dealers.

         As a general matter, the brokerage and research products and services the Advisor and Sub-Advisor receive from broker-dealers are used to service all of their respective accounts. However, any particular brokerage and research product or service may not be used to service each and every client account, and may not benefit the particular accounts that generated the brokerage commissions.

         In some cases, the Advisor and Sub-Advisor may receive brokerage or research products or services that are used for both brokerage or research purposes and other purposes, such as accounting, record-keeping, administration or marketing. In such cases, the Advisor or Sub-Advisor will make a good faith effort to decide the relative proportion of the cost of such products or services used for non-brokerage or research purposes and will pay for such portion from its own funds. In such circumstance, the Advisor or Sub-Advisor has a conflict of interest in making such decisions. Subject to their best price and execution responsibilities, the Advisor and Sub-Advisor may consider the placement of orders by securities firms for the purchase of Portfolio shares as a factor in allocating portfolio transactions.

         The Advisor effects equity securities transactions on behalf of the
Portfolios through its trading desks in Minneapolis and Milwaukee. Each trading desk makes its own determinations regarding allocation of brokerage among the various broker-dealers it uses to execute trades, including evaluations of the quality of execution, the research products and services received and the commissions paid. The trading desks communicate with each other, and each has access to the trade blotter of the other, but they otherwise operate independently. One trading desk may therefore be selling a given security at the same time that the other trading desk is buying the security.

         Many of the Portfolios' portfolio transactions involve payment of a brokerage commission by the appropriate Portfolio. In some cases, transactions are with dealers or issuers who act as principal for their own accounts and not as brokers. Transactions effected on a principal basis, other than certain transactions effected on a so-called riskless principal basis, are made without the payment of brokerage commissions but at net prices which usually include a spread or markup. In effecting transactions in over-the-counter securities, the
Portfolios typically deal with market makers unless it appears that better price and execution are available elsewhere.

         It is expected that International Portfolio will purchase most foreign equity securities in the over-the-counter markets or stock exchanges located in the countries in which the respective principal offices

                                       42

of the issuers of the various securities are located if that is the best available market. The fixed commission paid in connection with most such foreign stock transactions generally is higher than negotiated commissions on United
States transactions. There generally is less governmental supervision and regulation of foreign stock exchanges than in the United States. Foreign securities settlements may in some instances be subject to delays and related administrative uncertainties.

         Foreign equity securities may be held in the form of American
Depositary Receipts, or ADRs, European Depositary Receipts, or EDRs, or
securities convertible into foreign equity securities. ADRs and EDRs may be listed on stock exchanges or traded in the over-the-counter markets in the
United States or overseas. The foreign and domestic debt securities and money market instruments in which the Portfolios may invest are generally traded in the over-the-counter markets.

         The Portfolios do not effect any brokerage transactions in their portfolio securities with any broker or dealer affiliated directly or indirectly with the Advisor, the Sub-Advisor or the Distributor unless such transactions, including the frequency thereof, the receipt of commission payable in connection therewith, and the selection of the affiliated broker or dealer effecting such transactions are not unfair or unreasonable to the shareholders of the
Portfolios, as determined by the Board of Directors. Any transactions with an affiliated broker or dealer must be on terms that are both at least as favorable to the Portfolios as the Portfolios can obtain elsewhere and at least as favorable as such affiliated broker or dealer normally gives to others.

         When two or more clients of the Advisor or Sub-Advisor are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a formula considered by the Advisor or Sub-Advisor to be equitable to each client. In some cases, this system could have a detrimental effect on the price or volume of the security as far as each client is concerned. In other cases, however, the ability of the clients to participate in volume transactions may produce better executions for each client.

         The following table sets forth the aggregate brokerage commissions paid by certain of the Portfolios during the fiscal years/periods ended December 31,
2001, December 31, 2002, and December 31, 2003:

                                      FISCAL YEAR/PERIOD ENDED       FISCAL YEAR ENDED          FISCAL YEAR ENDED
                                          DECEMBER 31, 2001          DECEMBER 31, 2002          DECEMBER 31, 2003
Corporate Bond Portfolio                       $ 3,506                    $     0                    $     0
Equity Income Portfolio                        $12,673                    $62,128                    $31,333
International Portfolio                        $33,623                    $10,583                    $ 9,954
Large Cap Growth Portfolio                     $ 6,012                    $ 5,612                    $10,616
Mid Cap Growth Portfolio (1)                   $ 7,169                    $18,142                    $11,040
Small Cap Growth Portfolio (1)                 $ 3,650                    $30,520                    $35,086
Technology Portfolio                           $ 7,468                    $13,814                    $ 9,998

(1) Commenced operations on January 4, 2001.

                                  CAPITAL STOCK

         Each share of each Portfolio's $.01 par value common stock is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Portfolios have no preemptive or conversion rights.

         Each share of a Portfolio has one vote. On some issues, such as the election of directors, all shares of all FAIP Portfolios vote together as one series. The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of directors are able to

                                       43

elect all of the directors if they choose to do so. On issues affecting only a particular Portfolio, the shares of that Portfolio will vote as a separate series. An example of such an issue would be a proposal to alter a fundamental investment restriction pertaining to a Portfolio.

         The Bylaws of FAIP provide that annual shareholders meetings are not required and that meetings of shareholders need only be held with such frequency as required under Minnesota law and the 1940 Act.

         Currently, the shares of the Portfolios are sold to Hartford Life and
Annuity Insurance Company and Hartford Life Insurance Company, subsidiaries of
Hartford Financial Services Group domiciled in the state of Connecticut, PFL
Life Insurance Company, subsidiary of Transamerica Insurance Group
("Transamerica") domiciled in the state of Iowa, through certain of their separate accounts to fund the benefits under variable annuity contracts
("Contracts"), Jefferson National Life Insurance Company, a Texas life insurance company, Sage Life Assurance of America, a Delaware life insurance company,
MetLife Investors Insurance Company, a California insurance company, and Ohio
National Life Insurance Company, domiciled in the state of Ohio.

         The shares of the Portfolios may also be held by U.S. Bank National
Association or U.S. Bancorp Asset Management (representing seed money investments). The separate accounts, which will be the owners of the shares of the Portfolios, will invest in the shares of each Portfolio in accordance with instructions received from the owners of the Contracts. As of April 1, 2004, the insurance companies below owned the listed percentages of the Portfolios.

                                                                             CLASS IA               CLASS IB
------------------------------------------------------------------------------------------------------------------
CORPORATE BOND PORTFOLIO
         U.S. Bancorp Asset Management 100%                                    100%
         Transamerica Life Insurance Company                                                         46.36%
         Ohio National Life Insurance Company                                                        53.64%

EQUITY INCOME PORTFOLIO
         Transamerica Life Insurance Company                                                         13.74%
         MetLife Investors Insurance Company                                   100%
         Ohio National Life Insurance Company                                                        86.26%

INTERNATIONAL PORTFOLIO
         Hartford Life and Annuity Insurance Company                          61.36%
         Hartford Life Insurance Company                                       0.12%
         Transamerica Life Insurance Company                                  38.52%                 36.24%
         Sage Life Insurance Company                                                                 63.76%

LARGE CAP GROWTH PORTFOLIO
         Hartford Life and Annuity Insurance Company                          64.07%
         Hartford Life Insurance Company                                       0.09%
         Transamerica Life Insurance Company                                  35.84%                 74.12%
         Jefferson National Life Insurance Company                                                   25.88%

MID CAP GROWTH PORTFOLIO
         Hartford Life and Annuity Insurance Company                          49.27%
         Transamerica Life Insurance Company                                  50.73%                 39.08%
         Jefferson National Life Insurance Company                                                   60.92%

                                       44

                                                                             CLASS IA               CLASS IB
------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH PORTFOLIO
         Hartford Life and Annuity Insurance Company                          50.01%
         Hartford Life Insurance Company                                       1.42%
         Transamerica Life Insurance Company                                  48.57%                 73.54%
         Sage Life Insurance Company                                                                 26.46%

TECHNOLOGY PORTFOLIO
         Hartford Life and Annuity Insurance Company                          94.70%
         Hartford Life Insurance Company                                       0.14%
         Transamerica Life Insurance Company                                   5.16%                 75.58%
         Sage Life Insurance Company                                                                 24.42%

As a result the Advisor, Hartford Life and Annuity Insurance Company,
Transamerica Life Insurance Company, Jefferson National Life Insurance Company
and Sage Life Insurance Company and Ohio National Life Insurance Company are
controlling persons of the Portfolios and, through their respective ownership, may control and approve actions of the Portfolios. The Advisor's address is 800
Nicollet Mall, Minneapolis, Minnesota, 55402. Hartford Life and Annuity
Insurance Company's address is 200 Hopmeadow Street, Simsbury, Connecticut
06089. Transamerica's address is 4333 Edgewood Road N.E., Cedar Rapids, IA
52499. Jefferson National Life Insurance Company's address is 9920 Corporate
Campus, Suite #1000, Louisville, Kentucky 40223. Sage Life's address is 969 High
Ridge Rd, Suite 200, Stamford, CT 06905. Ohio National's address is One
Financial Way, Montgomery, Ohio 45242. MetLife's address is 4700 Westown
Parkway, Suite 200, West Des Moines, Iowa 50266.

                       NET ASSET VALUE AND OFFERING PRICE

         The offering price of the shares of a Portfolio generally equals the
Portfolio's net asset value, with adjustments based on any separate account fees of participating insurance companies, as described in your participating insurance company prospectus. On December 31, 2003, the net asset value per share for the Class IA and Class IB shares of each Portfolio was calculated as follows:

                                             Net Asset Value
                                             ---------------
                               Class IA                           Class IB
                               --------                           --------
Corporate Bond Portfolio        $9.32                               $9.31
Equity Income Portfolio         11.60                               11.59
International Portfolio          6.64                                6.60
Large Cap Growth Portfolio       4.96                                4.93
Mid Cap Growth Portfolio         7.30                                7.27
Small Cap Growth Portfolio       9.52                                9.47
Technology Portfolio             2.49                                2.45

         The net asset value of each Portfolio's shares is determined on each day during which the New York Stock Exchange (the "NYSE") is open for business.
The NYSE is not open for business on the following holidays (or on the nearest
Monday or Friday if the holiday falls on a weekend): New Year's Day, Martin
Luther King, Jr. Day, Washington's Birthday (observed), Good Friday, Memorial
Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Each year the NYSE may designate different dates for the observance of these holidays as well as designate other holidays for closing in the future. To the extent that the securities of a Portfolio are traded on days that the Portfolio is not open for business, such Portfolio's net asset value per share may be affected on days when investors may not purchase or redeem shares. This may occur, for example, where International Portfolio holds securities which are traded in foreign markets.

                                       45

                              PORTFOLIO PERFORMANCE

         PERFORMANCE PRESENTATION. Advertisements and other sales literature for the Portfolios may refer to a Portfolio's "average annual total return" and
"cumulative total return." In addition, each Portfolio may provide yield calculations in advertisements and other sales literature. All such yield and total return quotations are based on historical earnings and are not intended to indicate future performance. The return on and principal value of an investment in any of the Portfolios will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

         AVERAGE ANNUAL TOTAL RETURN. Average annual total return is the average annual compounded rate of return on a hypothetical $1,000 investment made at the beginning of the advertised period. Average annual total return figures are computed according to the following formula:

         P(1 + T)n = ERV

         Where: P   = a hypothetical initial payment of $1,000
                T   = average annual total return
                n   = number of years
                ERV = ending redeemable value at the end of the
                      period of a hypothetical $1,000 payment
                      made at the beginning of such period

         This calculation deducts the maximum sales charge from the initial hypothetical $1,000 investment, assumes all dividends and capital gains distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the applicable Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

         The Advisor has waived a portion of its fees on a voluntary basis, thereby increasing total return and yield. These fees may or may not be waived in the future in the Advisor's discretion.

         CUMULATIVE TOTAL RETURN. Cumulative total return is calculated by subtracting a hypothetical $1,000 investment in a Portfolio from the redeemable value of such investment at the end of the advertised period, dividing such difference by $1,000 and multiplying the quotient by 100. Cumulative total return is computed according to the following formula:

         CTR = (ERV-P) 100
               ------------
                    P

         Where: CTR = Cumulative total return;
                ERV = ending redeemable value at the end of the
                      period of a hypothetical $1,000 payment made
                      at the beginning of such period; and
                P   = initial payment of $1,000.

This calculation assumes all dividends and capital gain distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the applicable Prospectus and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

         Based on the foregoing, the cumulative and the average annual total returns for the Portfolios from commencement of operations through December 31,
2003 were as set forth below. Inception dates of share classes are listed in parentheses.

                                       46

                                     CUMULATIVE SINCE        AVERAGE ANNUAL       AVERAGE ANNUAL     AVERAGE ANNUAL
                                         INCEPTION          SINCE INCEPTION          ONE YEAR           FIVE YEAR
Corporate Bond Portfolio*
     Class IA (12/17/01)                  15.59%                 7.37%                 8.28%                -
     Class IB (1/3/97)                    41.61%                 5.10%                 8.04%              5.74%
Equity Income Portfolio*
     Class IA (7/1/97)                    46.71%                 6.07%                27.05%              3.55%
     Class IB (12/17/01)                   7.04%                 3.39%                26.67%                -
International Portfolio
     Class IA (4/28/00)                  (32.09)%               (9.99)%               37.54%                -
     Class IB (9/28/01)                   16.19%                 6.87%                36.78%                -
Large Cap Growth Portfolio
     Class IA (4/28/00)                  (50.57)%               (17.44)%              23.27%                -
     Class IB (5/3/01)                   (30.24)%               (12.64)%              22.94%                -
Mid Cap Growth Portfolio
     Class IA (1/4/01)                   (27.00)%               (9.99)%               32.97%                -
     Class IB (5/2/01)                   (21.24)%               (8.57)%               32.66%                -
Small Cap Growth Portfolio
     Class IA (1/4/01)                    (4.80)%               (1.63)%               62.73%                -
     Class IB (9/28/01)                   34.33%                 13.96%               62.44%                -
Technology Portfolio
     Class IA (4/28/00)                  (76.06)%               (32.21)%              53.70%                -
     Class IB (9/28/01)                   26.29%                 10.89%               53.13%                -

--------------------------------------------------------------------------------
*        Corporate Bond Portfolio and Equity Income Portfolio are the successors by merger to Ohio National Fund, Inc. Strategic Income Fund and Met
         Investors Series Trust, Inc. Equity Income Portfolio, respectively. On
         February 12, 2001, the Met Investors Series Trust series became the successor by merger to a separate series of the Cova Series Trust.
         Information presented in the table for Corporate Bond Portfolio and
         Equity Income Portfolio is for the predecessor series, which commenced operations on January 3, 1997 and July 1, 1997, respectively.

         YIELD. Yield is computed by dividing the net investment income per share (as defined under Securities and Exchange Commission rules and regulations) earned during the advertised period by the offering price per share
(including the maximum sales charge) on the last day of the period. The result will then be "annualized" using a formula that provides for semi-annual compounding of income. Yield is computed according to the following formula:

         YIELD = 2[(a-b + 1)(6) - 1]
                 -------------------
                         cd

         Where: a = dividends and interest earned during the period;
                b = expenses accrued for the period (net of reimbursements);
                c = the average daily number of shares
                    outstanding during the period that were
                    entitled to receive dividends; and
                d = the maximum offering price per share on the
                    last day of the period.

         Based upon the 30-day period ended December 31, 2003, the yields for the Class IA and Class IB Shares of the Portfolios were as set forth below:

                                           CLASS IA                   CLASS IB

Corporate Bond Portfolio*                   4.30%                      4.06%
Equity Income Portfolio*                    2.41%                      2.17%
International Portfolio                       --                         --
Large Cap Growth Portfolio                    --                         --
Mid Cap Growth Portfolio                      --                         --

                                       47

Small Cap Growth Portfolio                    --                         --
Technology Portfolio                          --                         --

---------------------------------
*        Reflects information for predecessor portfolios. On 12/17/01, Corporate
         Bond Portfolio became the successor by merger to the Ohio National
         Strategic Income Portfolio, a series of Ohio National Fund, Inc., and
         Equity Income Portfolio became the successor by merger to the Firstar
         Equity Income Portfolio, a series of Met Investors Series Trust.

                                    TAXATION

         Shares of the Portfolios are offered only to separate accounts that fund variable annuity contracts and variable life insurance policies issued by participating insurance companies. See the Prospectus of such contracts for a discussion of the special taxation of insurance companies with respect to the
Separate Accounts, the variable annuity contracts, variable insurance policies, and the holders thereof.

         GENERAL. The following is only a summary of certain additional tax considerations generally affecting each Portfolio that are not described in the
Prospectus. The discussions below and in the Prospectus are not intended as substitutes for careful tax planning.

         The holders of variable life insurance policies or annuity contracts should not be subject to tax with respect to distributions made on, or redemptions of, Portfolio shares, assuming that the variable life insurance policies and annuity contracts qualify under the Internal Revenue Code of 1986, as amended (the "Code"), as life insurance or annuities, respectively, and that the shareholders are not treated as owners of the Portfolio shares. Thus, this summary does not describe the tax consequences to a holder of a life insurance policy or annuity contract as a result of the ownership of such policies or contracts. Policy or contract holders must consult the prospectuses of their respective policies or contracts for information concerning the federal income tax consequences of owning such policies or contracts. This summary also does not describe the tax consequences applicable to the owners of the Portfolio shares because the Portfolio shares will be sold only to insurance companies.
Thus, purchasers of Portfolio shares must consult their own tax advisers regarding the federal, state, and local tax consequences of owning Portfolio shares.

         Each Portfolio intends to fulfill the requirements of Subchapter M of the Code, as a regulated investment company. If so qualified, each Portfolio will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders.

         Qualification as a regulated investment company under the Code requires, among other things, that (a) a Portfolio derive at least 90% of its gross income for its taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks or securities or foreign currencies, or other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or currencies
(the "90% gross income test"); and (b) such Portfolio diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of such Portfolio's total (gross) assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of such Portfolio's total assets and to not more than 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of its total (gross) assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or two or more issuers controlled by the Portfolio and engaged in the same, similar or related trades or businesses.

         If a Portfolio complies with such provisions, then in any taxable year in which such Portfolio distributes, in compliance with the Code's timing and other requirements, at least 90% of its "investment company taxable income"
(which includes dividends, taxable interest, taxable accrued original issue

                                       48

discount and market discount income, income from securities lending, any net short-term capital gain in excess of net long-term capital loss, certain net realized foreign exchange gains and any other taxable income other than "net capital gain," as defined below, and is reduced by deductible expenses), and at least 90% of the excess of its gross tax-exempt interest income (if any) over certain disallowed deductions, such Portfolio (but not its shareholders) will be relieved of federal income tax on any income of the Portfolio, including long-term capital gains, distributed to shareholders. However, if a Portfolio retains any investment company taxable income or "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), it will be subject to a tax at regular corporate rates on the amount retained. If the
Portfolio retains any net capital gain, the Portfolio may designate the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Portfolio against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Portfolio will be increased by an amount equal under current law to 65% of the amount of undistributed net capital gain included in the shareholder's gross income. Each
Portfolio intends to distribute for each taxable year to its shareholders all or substantially all of its investment company taxable income, net capital gain and any net tax-exempt interest.

         Each Portfolio intends to comply with the diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder. Under Code
Section 817(h), a variable life insurance or annuity contract will not be treated as a life insurance policy or annuity contract, respectively, under the
Code, unless the segregated asset account upon which such contract or policy is based is "adequately diversified." A segregated asset account will be adequately diversified if it satisfies one of two alternative tests set forth in the
Treasury Regulations. Specifically, the Treasury Regulations provide that, except as permitted by the "safe harbor" discussed below, as of the end of each calendar quarter (or within 30 days thereafter) no more than 55% of the segregated asset account's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. As a safe harbor, a segregated asset account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, U.S. Government securities and securities of other regulated investment companies. In addition, a segregated asset account with respect to a variable life insurance contract is treated as adequately diversified to the extent of its investment in securities issued by the United
States Treasury.

         For purposes of these alternative diversification tests, a segregated asset account investing in shares of a regulated investment company will be entitled to "look through" the regulated investment company to its pro rata portion of the regulated investment company's assets, provided that the shares of such regulated investment company are held only by insurance companies and certain fund managers (a "Closed Fund").

         If the segregated asset account upon which a variable contract is based is not "adequately diversified" under the foregoing rules for each calendar quarter, then (a) the variable contract is not treated as a life insurance contract or annuity contract under the Code for all subsequent periods during which such account is not "adequately diversified" and (b) the holders of such contract must include as ordinary income the "income on the contract" for each taxable year. Further, the income on a life insurance contract for all prior taxable years is treated as received or accrued during the taxable year of the policyholder in which the contract ceases to meet the definition of a "life insurance contract" under the Code. The "income on the contract" is, generally, the excess of (i) the sum of the increase in the net

                                       49

surrender value of the contract during the taxable year and the cost of the life insurance protection provided under the contract during the year, over (ii) the premiums paid under the contract during the taxable year. In addition, if a
Portfolio does not constitute a Closed Fund, the holders of the contracts and annuities which invest in the Portfolio through a segregated asset account may be treated as owners of Portfolio shares and may be subject to tax on distributions made by the Portfolio.

         In order to avoid a 4% federal excise tax, each Portfolio must distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its capital gains over its capital losses (generally computed on the basis of the one-year period ending on October 31 of such year), and all taxable ordinary income and the excess of capital gains over capital losses for the previous year that were not distributed for such year and on which the
Portfolio paid no federal income tax. For federal income tax purposes, dividends declared by a Portfolio in October, November or December to shareholders of record on a specified date in such a month and paid during January of the following year are taxable to such shareholders as if received on December 31 of the year declared. The Portfolios anticipate that they will generally make timely distributions of income and capital gains in compliance with these requirements so that they will generally not be required to pay the excise tax.
For federal income tax purposes, each Portfolio is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year of the loss.

         Certain Portfolios will be subject to foreign taxes on their income
(possibly including, in some cases, capital gains) from foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases.

         STATE AND LOCAL. Each Portfolio may be subject to state or local taxes in jurisdictions in which such Portfolio may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of such Portfolio and its shareholders under such laws may differ from their treatment under federal income tax laws, and investment in such Portfolio may have tax consequences for shareholders different from those of a direct investment in such Portfolio's securities.

         The foregoing relates only to federal income taxation and is a general summary of the federal tax law in effect as of the date of this Statement of
Additional Information.

                                     RATINGS

         A rating of a rating service represents that service's opinion as to the credit quality of the rated security. However, such ratings are general and cannot be considered absolute standards of quality or guarantees as to the creditworthiness of an issuer. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. Market values of debt securities may change as a result of a variety of factors unrelated to credit quality, including changes in market interest rates.

         When a security has been rated by more than one service, the ratings may not coincide, and each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons. In general, the Funds are not required to dispose of a security if its rating declines after it is purchased, although they may consider doing so.

                                       50

RATINGS OF CORPORATE DEBT OBLIGATIONS

         STANDARD & POOR'S

         AAA: An obligation rated AAA has the highest rating assigned by
         Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         AA: An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         BBB: An obligation rated BBB exhibits adequate protection parameters.
         However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         CC: An obligation rated CC is currently highly vulnerable to nonpayment.

         C: A subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

         D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard &
         Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

                                       51

         MOODY'S

         Aaa: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater than in Aaa securities.

         A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics, and in fact have speculative characteristics as well.

         Ba: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes issues in this class.

         B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                                       52

RATINGS OF COMMERCIAL PAPER

         STANDARD & POOR'S

         Commercial paper ratings are graded into four categories, ranging from
"A" for the highest quality obligations to "D" for the lowest. None of the Funds will purchase commercial paper rated A-3 or lower.

         A-1: A short-term obligation rated "A-1" is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         A-3: A short term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         MOODY'S

         Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers.
None of the Funds will purchase Prime-3 commercial paper.

         PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

         o        Leading market positions in well-established industries.

         o        High rates of return on funds employed.

         o        Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         o        Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         o        Well-established access to a range of financial markets and assured sources of alternate liquidity.

         PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market

                                       53

compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                              FINANCIAL STATEMENTS

         The financial statements of FAIP included in its annual report to shareholders dated December 31, 2003 are hereby incorporated herein by reference.

                                       54

                    FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
                           PART C -- OTHER INFORMATION

ITEM 23. EXHIBITS

         (a)(1)   Amended and Restated Articles of Incorporation, as filed April
                  3, 2000. (Incorporated by reference to Registrant's
                  Registration Statement on Form N-14, filed September 27, 2001,
                  File No. 333-70328.)

         (a)(2)   Certificate of Designation designating Series D, Class One
                  Shares, dated December 1999. (Filed with the Registration
                  Statement, December 30, 1999, File Nos. 333-93883 and
                  811-09765.)

         (a)(3)   Certificate of Designation designating Series E, Class One
                  Shares, dated October 27, 2000. (Filed with Post-Effective
                  Amendment No. 3 to the Registration Statement, December 20,
                  2000, File Nos. 333-93883 and 811-09765.)

         (a)(4)   Certificate of Designation designating Class Two Shares.
                  (Filed with Post-Effective Amendment No. 5 to the Registration
                  Statement, April 30, 2001, File Nos. 333-93883 and 811-09765.)

         (a)(5)   Certificate of Designation designating Series F, Class One
                  Shares and Class Two Shares, and Series G, Class One and Class
                  Two Shares. (Incorporated by reference to Registrant's
                  Registration Statement on Form N-14, filed September 27, 2001,
                  File No. 333-70328.)

         (b)      By-laws of Registrant, as Amended through September 19, 2001.
                  (Incorporated by reference to Registrant's Registration
                  Statement on Form N-14, filed September 27, 2001, File No.
                  333-70328.)

         (c)      Not Applicable.

         (d)(1)   Investment Advisory Agreement between Registrant and U.S. Bank
                  National Association, dated December 8, 1999. (Filed with the
                  Registration Statement, December 30, 1999, File Nos.
                  333-93883 and 811-09765.)

         (d)(2)   Assignment and Assumption Agreement, dated May 2, 2001, among
                  U.S. Bank National Association, U.S. Bancorp Asset Management,
                  Inc. and Registrant pursuant to which the duties and
                  obligations of U.S. Bank National Association under the
                  Investment Advisory Agreement, dated December 8, 1999 between
                  Registrant and U.S. Bank National Association were assigned to and assumed by U.S. Bancorp Asset Management, Inc.
                  (Incorporated by reference to Registrant's Registration
                  Statement on Form N-14, filed September 27, 2001, File No.
                  333-70328.)

         (d)(3)   Amendment to Exhibit A dated October 1, 2001, to the
                  Investment Advisory Agreement. (Filed with Post-Effective
                  Amendment No. 7 to the Registration Statement, October 23,
                  2001, File Nos. 333-93883 and 811-09765.)

         (d)(4)   Investment Sub-Advisory Agreement with Clay Finlay Inc. (Filed with Post-Effective Amendment No. 7 to the Registration
                  Statement, October 23, 2001, File Nos. 333-93883 and
                  811-09765.)

         (e)      Distribution Agreement with Quasar Distributors, LLC. (Filed with Post-Effective Amendment No. 5 to the Registration
                  Statement, April 30, 2001, File Nos. 333-93883 and 811-09765.)

         (f)(1)   Deferred Compensation Plan for Directors Trust Agreement dated
                  January 1, 2000. (Filed with Post-Effective Amendment No. 5 to the Registration Statement, April 30, 2001, File Nos.
                  333-93883 and 811-09765.)

         (f)(2)   Deferred Compensation Plan for Directors Trust Agreement,
                  Amended Summary of Terms dated September 2002. (Filed with
                  Post-Effective Amendment No. 9 to the Registration Statement,
                  May 1, 2003, File Nos. 333-03883 and 811-09765.)

         (g)(1)   Custodian Agreement between Registrant and U.S. Bank National
                  Association, dated December 8, 1999. (Filed with the
                  Registration Statement, December 30, 1999, File Nos. 333-93883
                  and 811-09765.)

         (g)(2)   Compensation Agreement Pursuant to Custodian Agreement, dated
                  October 1, 2001. (Incorporated by reference to Registrant's
                  Registration Statement on Form N-14, filed September 27, 2001,
                  File No. 333-70328.)

         (g)(3)   Amendment to Custodian Agreement dated December 4, 2002.
                  (Filed with Post-Effective Amendment No. 9 to the Registration
                  Statement, May 1, 2003, File Nos. 333-03883 and 811-09765.)

         (h)(1)   Co-Administration Agreement between Registrant and U.S.
                  Bancorp Fund Services, LLC and U.S. Bancorp Asset Management,
                  Inc, dated October 1, 2001. (Filed with Post-Effective
                  Amendment No. 7 to the Registration Statement, October 23,
                  2001, File Nos. 333-93883 and 811-09765.)

         (h)(2)   Amendment to Co-Administration Agreement dated June 5, 2002.
                  (Filed with Post-Effective Amendment No. 9 to the Registration
                  Statement, May 1, 2003, File Nos. 333-03883 and 811-09765.)

         (h)(3)   Schedule A to Co-Administration Agreement, as amended June 5,
                  2002. (Filed with Post-Effective Amendment No. 9 to the
                  Registration Statement, May 1, 2003, File Nos. 333-03883 and
                  811-09765.)

         (h)(4)   Participation Agreement between Registrant, U.S. Bank National
                  Association and Hartford Life Insurance Company, dated April
                  7, 2000. (Filed with Pre-Effective Amendment No. 3 to the
                  Registration Statement, April 19, 2000, File Nos. 333-93883
                  and 811-09765.)

         (h)(5)   Assignment and Assumption Agreement, dated May 2, 2001, among
                  U.S. Bank National Association, U.S. Bancorp Asset Management,
                  Inc., Hartford Life Insurance Company and Registrant, with respect to duties of U.S. Bank National Association assigned to U.S. Bancorp Asset Management. (Filed with

                                       2

                  Post-Effective Amendment No. 7 to the Registration Statement,
                  October 23, 2001, File Nos. 333-93883 and 811-09765.)

         (h)(6)   Participation Agreement between Registrant, U.S. Bank National
                  Association and Hartford Life and Annuity Insurance Company,
                  dated April 7, 2000. (Filed with the Pre-Effective Amendment
                  No. 1 to the Registration Statement, April 19, 2000, File Nos.
                  333-93883 and 811-09765.)

         (h)(7)   Assignment and Assumption Agreement, dated May 2, 2001, among
                  U.S. Bank National Association, U.S. Bancorp Asset Management,
                  Inc., Hartford Life and Annuity Insurance Company and
                  Registrant, with respect to duties of U.S. Bank National
                  Association assigned to U.S. Bancorp Asset Management. (Filed with Post-Effective Amendment No. 7 to the Registration
                  Statement, October 23, 2001, File Nos. 333-93883 and
                  811-09765.)

         (h)(8)   Participation Agreement between Registrant, U.S. Bank National
                  Association and Transamerica Life Insurance Company, September
                  20, 2000. (Filed with Post-Effective Amendment No. 3 to the
                  Registration Statement, December 20, 2000, File Nos. 333-93883
                  and 811-09765.)

         (h)(9)   Assignment and Assumption Agreement, dated May 2, 2001, among
                  U.S. Bank National Association, U.S. Bancorp Asset Management,
                  Inc., Transamerica Life Insurance Company and Registrant, with respect to duties of U.S. Bank National Association assigned to U.S. Bancorp Asset Management. (Filed with Post-Effective
                  Amendment No. 7 to the Registration Statement, October 23,
                  2001, File Nos. 333-93883 and 811-09765.)

         (h)(10)  Participation Agreement between Registrant, U.S. Bank National
                  Association and Conseco Life Insurance Company, dated April
                  25, 2001. (Filed with Post-Effective Amendment No. 7 to the
                  Registration Statement, October 23, 2001, File Nos. 333-93883
                  and 811-09765.)

         (h)(11)  Amendment to Participation Agreement by and among Registrant,
                  U.S. Bancorp Asset Management and Conseco Variable Insurance
                  Company. (Filed with Post-Effective Amendment No. 8 to the
                  Registration Statement, April 30, 2002, File Nos. 333-93883
                  and 811-09765.)

         (h)(12)  Assignment and Assumption Agreement, dated May 2, 2001, among
                  U.S. Bank National Association, U.S. Bancorp Asset Management,
                  Inc., Conseco Life Insurance Company and Registrant, with
                  respect to duties of U.S. Bank National Association assigned to U.S. Bancorp Asset Management. (Filed with Post-Effective
                  Amendment No. 7 to the Registration Statement, October 23,
                  2001, File Nos. 333-93883 and 811-09765.)

                                       3

         (h)(13)  Participation Agreement between Registrant, U.S. Bancorp Asset
                  Management and MetLife Investors. (Filed with Post-Effective
                  Amendment No. 8 to the Registration Statement, April 30,
                  2002, File Nos. 333-93883 and 811-09765.)

         (h)(14)  Participation Agreement between Registrant, U.S. Bancorp Asset
                  Management and Sage Life Assurance of America, Inc. (Filed
                  with Post-Effective Amendment No. 7 to the Registration
                  Statement, October 23, 2001, File Nos. 333-93883 and
                  811-09765.)

         (h)(15)  Participation Agreement between Registrant, U.S. Bancorp Asset
                  Management and Ohio National Life Assurance Corporation.
                  (Filed with Post-Effective Amendment No. 8 to the Registration
                  Statement, April 30, 2003, File Nos. 333-93883 and 811-09765.)

         (i)(1)   Opinion of Dorsey & Whitney LLP with respect to First American
                  Insurance Portfolios, Inc. (Filed with the Pre-Effective
                  Amendment No. 3 to the Registration Statement, April 19, 2000,
                  File Nos. 333-93883 and 811-09765.)

         (i)(2)   Opinion of Dorsey & Whitney LLP with respect to Mid Cap Growth
                  Portfolio and Small Cap Growth Portfolio, dated December 19,
                  2000. (Filed with Post-Effective Amendment No. 3 to the
                  Registration Statement, December 20, 2000, File Nos. 333-93883
                  and 811-09765.)

         (i)(3)   Opinion of Dorsey & Whitney LLP with respect to Class IB
                  shares dated April 30, 2001. (Filed with Post-Effective
                  Amendment No. 7 to the Registration Statement, October 23,
                  2001, File Nos. 333-93883 and 811-09765.)

         (i)(4)   Opinion of Dorsey & Whitney LLP with respect to Equity Income
                  Portfolio, Class IA and Class IB shares, and Corporate Bond
                  Portfolio, Class IA and Class IB shares. (Filed with
                  Post-Effective Amendment No. 7 to the Registration Statement,
                  October 23, 2001, File Nos. 333-93883 and 811-09765.)

         (j)      Consent of Ernst & Young LLP.*

         (k)      Not Applicable.

         (l)      Not Applicable.

         (m)      Form of Distribution Plan [Class IB]. (Filed with
                  Post-Effective Amendment No. 5 to the Registration Statement,
                  April 30, 2001, File Nos. 333-93883 and 811-09765.)

         (n)      Form of Multiple Class Plan Pursuant to Rule 18f-3. (Filed
                  with Post-Effective Amendment No. 5 to the Registration
                  Statement, April 30, 2001, File Nos. 333-93883 and 811-09765.)

                                       4

         (o)      Reserved.

         (p)(1)   First American Funds Code of Ethics. (Filed with
                  Post-Effective Amendment No. 1 to the Registration Statement,
                  August 1, 2000, File Nos. 333-93883 and 811-09765.)

         (p)(2)   U.S. Bancorp Asset Management Code of Ethics. (Filed with
                  Post-Effective Amendment No. 7 to the Registration Statement,
                  October 23, 2001, File Nos. 333-93883 and 811-09765.)

         (p)(3)   Clay Finlay Inc. Code of Ethics. (Filed with Post-Effective
                  Amendment No. 7 to the Registration Statement, October 23,
                  2001, File Nos. 333-93883 and 811-09765.)

         (p)(4)   Quasar Distributors, LLC Code of Ethics. (Filed with
                  Post-Effective Amendment No. 5 to the Registration Statement,
                  April 30, 2001, File Nos. 333-93883 and 811-09765.)

*        Filed herewith.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Not Applicable.

ITEM 25. INDEMNIFICATION

         The Registrant's Articles of Incorporation and Bylaws provide that the
Registrant shall indemnify such persons for such expenses and liabilities, in such manner, under such circumstances, and to the full extent as permitted by
Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended;
provided, however, that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended, and any rules, regulations, or releases promulgated thereunder.

         Section 302A.521 of the Minnesota Statutes, as now enacted, provides that a corporation shall indemnify a person made or threatened to be made a party to a proceeding by reason of the former or present official capacity of the person against judgments, penalties, fines, settlements and reasonable expenses, including attorneys' fees and disbursements, incurred by the person in connection with the proceeding if, with respect to the acts or omissions of the person complained of in the proceeding, the person has not been indemnified by another organization for the same judgments, penalties, fines, settlements, and reasonable expenses incurred by the person in connection with the proceeding with respect to the same acts or omissions; acted in good faith, received no improper personal benefit, and the Minnesota Statutes dealing with directors'
conflicts of interest, if applicable, have been satisfied; in the case of a criminal proceeding, had no reasonable cause to believe that the

                                       5

conduct was unlawful; and reasonably believed that the conduct was in the best interests of the corporation or, in certain circumstances, reasonably believed that the conduct was not opposed to the best interests of the corporation.

         The Registrant undertakes that no indemnification or advance will be made unless it is consistent with Sections 17(h) or 17(i) of the Investment
Company Act of 1940, as now enacted or hereafter amended, and Securities and
Exchange Commission rules, regulations, and releases (including, without limitation, Investment Company Act of 1940 Release No. 11330, September 2,
1980).

         Insofar as the indemnification for liability arising under the
Securities Act of 1933, as amended, may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the
Securities Act of 1933, as amended, and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         Information on the business of the Registrant's investment advisor,
U.S. Bancorp Asset Management, Inc. (the "Manager" or "USBAM"), is described in the section of the Portfolios' Statement of Additional Information, filed as part of this Registration Statement, entitled "Investment Advisory and Other
Services for the Portfolios." The directors and officers of the Manager are listed below, together with their principal occupation or other positions of a substantial nature during the past two fiscal years.

         Thomas S. Schreier, Jr., Chief Executive Officer and chair of Board of
Directors, USBAM, Minneapolis, MN (May 2001 to present); President, First
American Investment Funds, Inc. ("FAIF"), First American Funds, Inc. ("FAF"),
First American Strategy Funds, Inc. ("FASF"), First American Insurance
Portfolios, Inc. ("FAIP"), and eight closed-end funds advised by USBAM, American
Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc. - II,
American Strategic Income Portfolio Inc. - III, American Select Portfolio Inc.,
American Municipal Income Portfolio Inc., Minnesota Municipal Income Portfolio
Inc., First American Minnesota Municipal Income Fund II, Inc. and American
Income Fund, Inc., collectively referred to as the First American Closed-End
Funds ("FACEF"), Minneapolis, MN (February 2001 to present); CEO, First American
Asset Management, Minneapolis, MN (January 2001 to May 2001); CEO and President,
Firstar Investment & Research Management Company ("FIRMCO"), Minneapolis, MN
(March 2001 to May 2001); Senior Managing Director, Equity Research, U.S.
Bancorp Piper Jaffray Inc., Minneapolis, MN (October 1998 to December 2000).

                                       6

         Mark S. Jordahl, Chief Investment Officer and director on Board of
Directors, USBAM, Minneapolis, MN (July 2001 to present); Vice President, FAIF,
FAF, FASF, FAIP and FACEF, Minneapolis, MN (September 2001 to present);
President and Chief Investment Officer, ING Investment Management - Americas
(September 2000 to June 2001); Senior Vice President and Chief Investment
Officer, ReliaStar Financial Corp. (January 1998 to September 2000).

         Kenneth L. Delecki, Chief Financial Officer and director on Board of
Directors, USBAM, Minneapolis, MN (May 2001 to present); CFO and Treasurer,
First American Asset Management, Minneapolis, MN (March 2001 to May 2001);
Director, Business Performance, U.S. Bancorp Piper Jaffray Inc., Minneapolis, MN
(September 2000 to March 2001); Independent Consultant, Edina, MN (May 1999 to
September 2000).

         John J. Gibas, Senior Managing Director, Institutional Advisory Group,
and director on Board of Directors, USBAM, Minneapolis, MN (May 2001 to
present); Managing Director, Institutional Advisory Group, FAAM, Minneapolis, MN
(September 1998 to May 2001).

         Kimberly F. Kaul, Communications Director, USBAM, Minneapolis, MN (May
2001 to present); Communications Director, FAAM, Minneapolis, MN (September 1998
to May 2001).

         Tony Rodriguez, Senior Managing Director, Head of Fixed Income, USBAM,
Minneapolis, MN (August 2002 to present); Director and Head of Corporate Bonds,
Credit Suisse Asset Management, New York, NY (1999 to August 2002).

         Jon M. Stevens, Senior Managing Director, Private Asset Management,
USBAM, Minneapolis, MN (January 2002 to present); Senior Managing Director,
Private Asset Management, U.S. Bank, Minneapolis, MN (July 2001 to January
2002); Managing Director, private asset management, Minneapolis, MN (September
1998 to July 2001).

         David A. Chalupnik, Senior Managing Director, Head of Equities, USBAM,
Minneapolis, MN (November 2002 to present); Chief Investment Officer, Duff &
Phelps, Chicago, IL (late 2000 to fall 2002).

         Wendy L. Schoppert, Managing Director, Product, Marketing and Corporate
Development, USBAM, Minneapolis, MN (summer 2002 to present); Vice President,
The Leisure Company at American West Holdings Corporation, Vice President,
American West Vacations, Senior Director of Reservations, and Senior Director of
Investor Relations, Phoenix, AZ (through 2002).

                                       7

ITEM 27. PRINCIPAL UNDERWRITERS:

         a) State the name of the investment company (other than the Registrant)
for which each principal underwriter currently distributing the Registrant's securities also acts as a principal underwriter, depositor, or investment adviser.

         Registrant's distributor, Quasar Distributors, LLC (the "Distributor")
acts as principal underwriter and distributor for Cullen Funds Trust, Country
Mutual Funds Trust, The Hennessy Mutual Funds, Inc., The Hennessy Funds, Inc.,
Kit Cole Investment Trust, Everest Funds , Brandywine Advisors Fund, Light
Revolution Fund, Inc., The Jensen Portfolio, First American Insurance
Portfolios, Inc., The Lindner Funds, AHA Investment Funds, Wexford Trust, The
Muhlenkamp Fund, Mutuals.com, The Generation Wave Funds, VICE Fund, First
American Funds, Inc., First American Strategy Funds, Inc., Zodiac Trust, Conning
Money Market Portfolio, CCMA Select Investment Trust, CCM ADVISORS FUNDS,
Glenmede Fund, Inc., DAL Investment Company, Fort Pitt Capital Funds, MW Capital
Management Funds, Quintara Funds, Jacob Internet Fund, The Teberg Fund, Alpine
Series Trust, Alpine Equity Trust, LKCM Funds, Monetta Fund, Inc., Monetta
Trust, Kenwood Funds, Thompson Plumb Funds, Inc., Alpha Analytics Investment
Trust, Alternative Investment Advisors, Alpha Strategies 1 Fund, Blue & White
Fund (Blue and White Investment Management, LLC), Al Frank Fund (PART OF AST
MST), Dow Jones Islamic Index, Optimum Q Funds (MDT Advisers, Inc.), Matrix
Asset Advisor Value Fund, Inc. Brazos Mutual Funds, Prudent Bear Mutual Funds,
Hollencrest (AST), Advisor Series Trust, Brandes Investment Trust, Brandes
Institutional International Equity Fund, Builders Fixed Income Fund, Inc.,
Dessauer Fund Group, The Dessauer Global Equity Fund, Investec Funds, PIC
Investment Trust Funds [Provident Investment Counsel], Professionally Managed
Portfolios (PMP), Purisma Funds, Rainier Funds, TT International, SEIX Funds,
Inc. TIFF Investment Program, Inc., FFTW Funds, Inc., Harding Loevner Funds,
Inc.

a)       Provide the information required by the following table for each director, officer, or partner of each principal underwriter named in the response to Item 20. Unless otherwise noted, the business address for each
Quasar Distributors, LLC Board Member or Officer is 615 East Michigan Street,
Milwaukee, WI 53202.

     Name                Position and Offices            Position and Offices
                           with Underwriter                 with Registrant
--------------------------------------------------------------------------------
James Schoenike          President, Board Member                 None
Donna Berth              Treasurer                               None
Suzanne Riley            Secretary                               None
Joe Redwine              Board Member                            None
Bob Kern                 Board Member                            None
Eric Falkeis             Board Member                            None

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         All accounts, books, and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by U.S. Bancorp Asset Management, Inc., 800 Nicollet
Mall, Minneapolis, Minnesota 55402.

                                       8

ITEM 29. MANAGEMENT SERVICES

         Not applicable.

ITEM 30. UNDERTAKINGS

         Not applicable.

                                   SIGNATURES

         As required by the Securities Act of 1933, as amended, and the
Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of
Minneapolis, State of Minnesota on the 30th day of April, 2004.

                                       FIRST AMERICAN INSURANCE PORTFOLIOS, INC.

                                       By: /s/ Thomas S. Schreier, Jr.
                                           ---------------------------
                                           Thomas S. Schreier, Jr.
                                           President

Pursuant to the requirements of the Securities Act of 1933, as amended, this
Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

   SIGNATURE                      TITLE                                 DATE
   ---------                      -----                                 ----

/s/ Thomas S. Schreier, Jr.       President                              **
---------------------------
Thomas S. Schreier, Jr.

/s/ Joseph M. Ulrey III           Treasurer (principal financial/        **
---------------------------       accounting officer)
Joseph M. Ulrey III

          *                       Director                               **
---------------------------
Benjamin R. Field III

          *                       Director                               **
---------------------------
Mickey P. Foret

                                       9

          *                       Director                               **
---------------------------
Roger A. Gibson

          *                       Director                               **
---------------------------
Victoria J. Herget

          *                       Director                               **
---------------------------
Leonard W. Kedrowski

          *                       Director                               **
---------------------------
Richard K. Riederer

          *                       Director                               **
---------------------------
Joseph D. Strauss

          *                       Director                               **
---------------------------
Virginia L. Stringer

          *                       Director                               **
---------------------------
James M. Wade

* By:  /s/ Richard J. Ertel
       --------------------
          Richard J. Ertel
          Attorney-in-fact

** April 30, 2004

                                       10